UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-10145

Baillie Gifford Funds

(Exact name of registrant as specified in charter)

1 Greenside Row

Edinburgh, Scotland, UK, EH1 3AN

(Address of principal executive offices) (Zip code)

Gareth Griffiths
1 Greenside Row

Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant's telephone number, including area code:  011-44-131-275-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

Baillie Gifford China A Shares Growth Fund

Baillie Gifford Developed EAFE All Cap Fund

Baillie Gifford EAFE Plus All Cap Fund

Baillie Gifford Emerging Markets Equities Fund

Baillie Gifford Global Alpha Equities Fund

Baillie Gifford Global Stewardship Equities Fund

Baillie Gifford International Alpha Fund

Baillie Gifford International Concentrated Growth Equities Fund

Baillie Gifford International Growth Fund

Baillie Gifford International Smaller Companies Fund

Baillie Gifford Long Term Global Growth Fund

Baillie Gifford Positive Change Equities Fund

Baillie Gifford U.S. Discovery Fund

Baillie Gifford U.S. Equity Growth Fund

Semi-Annual Report

June 30, 2021

(unaudited)

Index

Page Number
01	Fund Expenses
Baillie Gifford China A Shares Growth Fund
08	Industry Diversification Table
09	Portfolio of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
Financial Highlights
14	Selected Data for Class K
15	Selected Data for Institutional Class
Baillie Gifford Developed EAFE All Cap Fund
16	Industry Diversification Table
17	Portfolio of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
Financial Highlights
24	Selected Data for Class 2
25	Selected Data for Class 3
27	Selected Data for Class K
28	Selected Data for Institutional Class
Baillie Gifford EAFE Plus All Cap Fund
29	Industry Diversification Table
30	Portfolio of Investments
34	Statement of Assets and Liabilities
35	Statement of Operations
36	Statements of Changes in Net Assets
Financial Highlights
37	Selected Data for Class 2
39	Selected Data for Class K
40	Selected Data for Institutional Class
Baillie Gifford Emerging Markets Equities Fund
41	Industry Diversification Table
42	Portfolio of Investments
46	Statement of Assets and Liabilities
47	Statement of Operations
48	Statements of Changes in Net Assets
Financial Highlights
49	Selected Data for Class 2
50	Selected Data for Class 3
51	Selected Data for Class 4
52	Selected Data for Class 5
53	Selected Data for Class K
54	Selected Data for Institutional Class
Baillie Gifford Global Alpha Equities Fund
55	Industry Diversification Table
56	Portfolio of Investments
61	Statement of Assets and Liabilities
62	Statement of Operations
63	Statements of Changes in Net Assets
Financial Highlights
64	Selected Data for Class 2
65	Selected Data for Class 3
66	Selected Data for Class 4
67	Selected Data for Class K
68	Selected Data for Institutional Class
Baillie Gifford Global Stewardship Equities Fund
69	Industry Diversification Table
70	Portfolio of Investments
74	Statement of Assets and Liabilities
75	Statement of Operations
76	Statements of Changes in Net Assets
Financial Highlights
77	Selected Data for Class K
78	Selected Data for Institutional Class
Baillie Gifford International Alpha Fund
79	Industry Diversification Table
80	Portfolio of Investments
85	Statement of Assets and Liabilities
86	Statement of Operations
87	Statements of Changes in Net Assets
Financial Highlights
88	Selected Data for Class 2
89	Selected Data for Class 3
90	Selected Data for Class 4
91	Selected Data for Class 5
92	Selected Data for Class K
93	Selected Data for Institutional Class

Page Number
Baillie Gifford International Concentrated Growth Equities Fund
94	Industry Diversification Table
95	Portfolio of Investments
97	Statement of Assets and Liabilities
98	Statement of Operations
99	Statements of Changes in Net Assets
Financial Highlights
100	Selected Data for Class K
101	Selected Data for Institutional Class
Baillie Gifford International Growth Fund
102	Industry Diversification Table
103	Portfolio of Investments
107	Statement of Assets and Liabilities
108	Statement of Operations
109	Statements of Changes in Net Assets
Financial Highlights
110	Selected Data for Class 2
111	Selected Data for Class 3
112	Selected Data for Class 4
113	Selected Data for Class 5
114	Selected Data for Class K
115	Selected Data for Institutional Class
Baillie Gifford International Smaller Companies Fund
116	Industry Diversification Table
117	Portfolio of Investments
121	Statement of Assets and Liabilities
122	Statement of Operations
123	Statements of Changes in Net Assets
Financial Highlights
124	Selected Data for Class K
125	Selected Data for Institutional Class
Baillie Gifford Long Term Global Growth Fund
126	Industry Diversification Table
127	Portfolio of Investments
129	Statement of Assets and Liabilities
130	Statement of Operations
131	Statements of Changes in Net Assets
Financial Highlights
132	Selected Data for Class 2
133	Selected Data for Class 5
134	Selected Data for Class K
135	Selected Data for Institutional Class
Baillie Gifford Positive Change Equities Fund
136	Industry Diversification Table
137	Portfolio of Investments
140	Statement of Assets and Liabilities
141	Statement of Operations
142	Statements of Changes in Net Assets
Financial Highlights
143	Selected Data for Class K
144	Selected Data for Institutional Class
Baillie Gifford U.S. Discovery Fund
145	Industry Diversification Table
146	Portfolio of Investments
148	Statement of Assets and Liabilities
149	Statement of Operations
150	Statements of Changes in Net Assets
Financial Highlights
151	Selected Data for Class K
152	Selected Data for Institutional Class
Baillie Gifford U.S. Equity Growth Fund
153	Industry Diversification Table
154	Portfolio of Investments
156	Statement of Assets and Liabilities
157	Statement of Operations
158	Statements of Changes in Net Assets
Financial Highlights
159	Selected Data for Class K
160	Selected Data for Institutional Class
161	Notes to Financial Statements
Supplemental Information
187	Management of the Trust
188	Board Considerations Regarding 2021 Contract Renewal
195	Board Considerations Regarding New Fund Advisory Agreement Approval

This report is intended for shareholders of the funds listed on the front of this report (each, a "Fund", and collectively the "Funds") and may not be used as sales literature unless preceded or accompanied by a current prospectus for each Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time. All investments entail risk, including the possible loss of principal.

Scenic view of Bostadh Beach and Luskentyre Beach in Summer, Isle of Harris, Scotland

Source: © Markus Keller/Shutterstock

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2021

As a shareholder of Baillie Gifford China A Shares Growth Fund, Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund, Baillie Gifford Emerging Markets Equities Fund, Baillie Gifford Global Alpha Equities Fund, Baillie Gifford Global Stewardship Equities Fund, Baillie Gifford International Alpha Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford International Growth Fund, Baillie Gifford International Smaller Companies Fund, Baillie Gifford Long Term Global Growth Fund, Baillie Gifford Positive Change Equities Fund, Baillie Gifford U.S. Discovery Fund and/or Baillie Gifford U.S. Equity Growth Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees, administration and supervisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table labeled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2021

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratios Based on the Period January 1, 2021 to June 30, 2021	Expenses Paid During Period*
Baillie Gifford China A Shares Growth Fund — Class K
Actual	$1,000	$1,073.80	0.87%	$4.47
Hypothetical (5% return before expenses)	$1,000	$1,020.48	0.87%	$4.36
Baillie Gifford China A Shares Growth Fund — Institutional Class
Actual	$1,000	$1,073.80	0.87%	$4.47
Hypothetical (5% return before expenses)	$1,000	$1,020.48	0.87%	$4.36
Baillie Gifford Developed EAFE All Cap Fund — Class 2
Actual	$1,000	$1,060.00	0.61%	$3.12
Hypothetical (5% return before expenses)	$1,000	$1,021.77	0.61%	$3.06
Baillie Gifford Developed EAFE All Cap Fund — Class 3
Actual	$1,000	$1,060.40	0.54%	$2.76
Hypothetical (5% return before expenses)	$1,000	$1,022.12	0.54%	$2.71
Baillie Gifford Developed EAFE All Cap Fund — Class 4(1)
Actual	$1,000	$1,032.80	0.51%	$5.01
Hypothetical (5% return before expenses)	$1,000	$1,022.27	0.51%	$2.56
Baillie Gifford Developed EAFE All Cap Fund — Class K
Actual	$1,000	$1,060.20	0.61%	$3.12
Hypothetical (5% return before expenses)	$1,000	$1,021.77	0.61%	$3.06
Baillie Gifford Developed EAFE All Cap Fund — Institutional Class
Actual	$1,000	$1,059.70	0.70%	$3.57
Hypothetical (5% return before expenses)	$1,000	$1,021.32	0.70%	$3.51
Baillie Gifford EAFE Plus All Cap Fund — Class 2
Actual	$1,000	$1,050.10	0.61%	$3.10
Hypothetical (5% return before expenses)	$1,000	$1,021.77	0.61%	$3.06
Baillie Gifford EAFE Plus All Cap Fund — Class 3
Actual	$1,000	$1,050.40	0.54%	$2.75
Hypothetical (5% return before expenses)	$1,000	$1,022.12	0.54%	$2.71

02

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2021

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratios Based on the Period January 1, 2021 to June 30, 2021	Expenses Paid During Period*
Baillie Gifford EAFE Plus All Cap Fund — Class K
Actual	$1,000	$1,050.30	0.61%	$3.10
Hypothetical (5% return before expenses)	$1,000	$1,021.77	0.61%	$3.06
Baillie Gifford EAFE Plus All Cap Fund — Institutional Class
Actual	$1,000	$1,049.40	0.71%	$3.61
Hypothetical (5% return before expenses)	$1,000	$1,021.27	0.71%	$3.56
Baillie Gifford Emerging Markets Equities Fund — Class 2
Actual	$1,000	$1,061.50	0.77%	$3.94
Hypothetical (5% return before expenses)	$1,000	$1,020.98	0.77%	$3.86
Baillie Gifford Emerging Markets Equities Fund — Class 3
Actual	$1,000	$1,061.90	0.70%	$3.58
Hypothetical (5% return before expenses)	$1,000	$1,021.32	0.70%	$3.51
Baillie Gifford Emerging Markets Equities Fund — Class 4
Actual	$1,000	$1,062.10	0.67%	$3.43
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
Baillie Gifford Emerging Markets Equities Fund — Class 5
Actual	$1,000	$1,062.40	0.62%	$3.17
Hypothetical (5% return before expenses)	$1,000	$1,021.72	0.62%	$3.11
Baillie Gifford Emerging Markets Equities Fund — Class K
Actual	$1,000	$1,061.70	0.77%	$3.94
Hypothetical (5% return before expenses)	$1,000	$1,020.98	0.77%	$3.86
Baillie Gifford Emerging Markets Equities Fund — Institutional Class
Actual	$1,000	$1,061.40	0.86%	$4.40
Hypothetical (5% return before expenses)	$1,000	$1,020.53	0.86%	$4.31
Baillie Gifford Global Alpha Equities Fund — Class 2
Actual	$1,000	$1,107.50	0.64%	$3.34
Hypothetical (5% return before expenses)	$1,000	$1,021.62	0.64%	$3.21

03

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2021

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratios Based on the Period January 1, 2021 to June 30, 2021	Expenses Paid During Period*
Baillie Gifford Global Alpha Equities Fund — Class 3
Actual	$1,000	$1,107.90	0.57%	$2.98
Hypothetical (5% return before expenses)	$1,000	$1,021.97	0.57%	$2.86
Baillie Gifford Global Alpha Equities Fund — Class 4
Actual	$1,000	$1,108.10	0.54%	$2.82
Hypothetical (5% return before expenses)	$1,000	$1,022.12	0.54%	$2.71
Baillie Gifford Global Alpha Equities Fund — Class K
Actual	$1,000	$1,107.50	0.64%	$3.34
Hypothetical (5% return before expenses)	$1,000	$1,021.62	0.64%	$3.21
Baillie Gifford Global Alpha Equities Fund — Institutional Class
Actual	$1,000	$1,106.90	0.72%	$3.76
Hypothetical (5% return before expenses)	$1,000	$1,021.22	0.72%	$3.61
Baillie Gifford Global Stewardship Equities Fund — Class K
Actual	$1,000	$1,095.20	0.65%	$3.38
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford Global Stewardship Equities Fund — Institutional Class
Actual	$1,000	$1,095.20	0.65%	$3.38
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford International Alpha Fund — Class 2
Actual	$1,000	$1,056.70	0.57%	$2.91
Hypothetical (5% return before expenses)	$1,000	$1,021.97	0.57%	$2.86
Baillie Gifford International Alpha Fund — Class 3
Actual	$1,000	$1,057.10	0.50%	$2.55
Hypothetical (5% return before expenses)	$1,000	$1,022.32	0.50%	$2.51
Baillie Gifford International Alpha Fund — Class 4
Actual	$1,000	$1,057.20	0.47%	$2.40
Hypothetical (5% return before expenses)	$1,000	$1,022.46	0.47%	$2.36

04

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2021

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratios Based on the Period January 1, 2021 to June 30, 2021	Expenses Paid During Period*
Baillie Gifford International Alpha Fund — Class 5
Actual	$1,000	$1,057.50	0.42%	$2.14
Hypothetical (5% return before expenses)	$1,000	$1,022.71	0.42%	$2.11
Baillie Gifford International Alpha Fund — Class K
Actual	$1,000	$1,056.90	0.57%	$2.91
Hypothetical (5% return before expenses)	$1,000	$1,021.97	0.57%	$2.86
Baillie Gifford International Alpha Fund — Institutional Class
Actual	$1,000	$1,056.70	0.67%	$3.42
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
Baillie Gifford International Concentrated Growth Equities Fund — Class K
Actual	$1,000	$1,085.40	0.72%	$3.72
Hypothetical (5% return before expenses)	$1,000	$1,021.22	0.72%	$3.61
Baillie Gifford International Concentrated Growth Equities Fund — Institutional Class
Actual	$1,000	$1,085.40	0.78%	$4.03
Hypothetical (5% return before expenses)	$1,000	$1,020.93	0.78%	$3.91
Baillie Gifford International Growth Fund — Class 2
Actual	$1,000	$1,033.30	0.56%	$2.82
Hypothetical (5% return before expenses)	$1,000	$1,022.02	0.56%	$2.81
Baillie Gifford International Growth Fund — Class 3
Actual	$1,000	$1,033.70	0.49%	$2.47
Hypothetical (5% return before expenses)	$1,000	$1,022.36	0.49%	$2.46
Baillie Gifford International Growth Fund — Class 4
Actual	$1,000	$1,033.90	0.46%	$2.32
Hypothetical (5% return before expenses)	$1,000	$1,022.51	0.46%	$2.31
Baillie Gifford International Growth Fund — Class 5
Actual	$1,000	$1,034.10	0.41%	$2.07
Hypothetical (5% return before expenses)	$1,000	$1,022.76	0.41%	$2.06

05

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2021

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratios Based on the Period January 1, 2021 to June 30, 2021	Expenses Paid During Period*
Baillie Gifford International Growth Fund — Class K
Actual	$1,000	$1,033.40	0.56%	$2.82
Hypothetical (5% return before expenses)	$1,000	$1,022.02	0.56%	$2.81
Baillie Gifford International Growth Fund — Institutional Class
Actual	$1,000	$1,033.10	0.63%	$3.18
Hypothetical (5% return before expenses)	$1,000	$1,021.67	0.63%	$3.16
Baillie Gifford International Smaller Companies Fund — Class K
Actual	$1,000	$1,052.00	0.90%	$4.58
Hypothetical (5% return before expenses)	$1,000	$1,020.33	0.90%	$4.51
Baillie Gifford International Smaller Companies Fund — Institutional Class
Actual	$1,000	$1,052.00	0.90%	$4.58
Hypothetical (5% return before expenses)	$1,000	$1,020.33	0.90%	$4.51
Baillie Gifford Long Term Global Growth Fund — Class 2
Actual	$1,000	$1,113.20	0.69%	$3.62
Hypothetical (5% return before expenses)	$1,000	$1,021.37	0.69%	$3.46
Baillie Gifford Long Term Global Growth Fund — Class 5
Actual	$1,000	$1,114.00	0.54%	$2.83
Hypothetical (5% return before expenses)	$1,000	$1,022.12	0.54%	$2.71
Baillie Gifford Long Term Global Growth Fund — Class K
Actual	$1,000	$1,113.10	0.69%	$3.62
Hypothetical (5% return before expenses)	$1,000	$1,021.37	0.69%	$3.46
Baillie Gifford Long Term Global Growth Fund — Institutional Class
Actual	$1,000	$1,112.80	0.78%	$4.09
Hypothetical (5% return before expenses)	$1,000	$1,020.93	0.78%	$3.91
Baillie Gifford Positive Change Equities Fund — Class K
Actual	$1,000	$1,128.50	0.65%	$3.43
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26

06

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2021

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratios Based on the Period January 1, 2021 to June 30, 2021	Expenses Paid During Period*
Baillie Gifford Positive Change Equities Fund — Institutional Class
Actual	$1,000	$1,128.20	0.69%	$3.64
Hypothetical (5% return before expenses)	$1,000	$1,021.37	0.69%	$3.46
Baillie Gifford U.S. Discovery Fund — Class K(2)
Actual	$1,000	$1,095.00	0.82%	$5.65
Hypothetical (5% return before expenses)	$1,000	$1,020.73	0.82%	$4.11
Baillie Gifford U.S. Discovery Fund — Institutional Class(2)
Actual	$1,000	$1,095.00	0.82%	$5.65
Hypothetical (5% return before expenses)	$1,000	$1,020.73	0.82%	$4.11
Baillie Gifford U.S. Equity Growth Fund — Class K
Actual	$1,000	$1,146.00	0.65%	$3.46
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford U.S. Equity Growth Fund — Institutional Class
Actual	$1,000	$1,145.80	0.74%	$3.94
Hypothetical (5% return before expenses)	$1,000	$1,021.12	0.74%	$3.71

*  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

(1)  Commencement of operation January 13, 2021. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 169/365 (to reflect recommencement of operations).

(2)  Commencement of operation May 6, 2021. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 56/365 (to reflect recommencement of operations).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the period ended June 30, 2021. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent most recent fiscal half-year; and then dividing that result by the number of days in the calendar year.

07

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford China A Shares Growth Fund

	Value	% of Total Net Assets
Beverages	$131,870	6.2%
Chemicals	44,448	2.1
Commercial Services	190,614	9.0
Cosmetics/Personal Care	39,547	1.9
Electrical Components & Equipment	156,746	7.4
Electronics	143,590	6.8
Energy-Alternate Sources	45,810	2.1
Food	39,469	1.8
Healthcare — Products	133,218	6.3
Healthcare — Services	343,448	16.2
Home Furnishings	131,087	6.2
Insurance	79,522	3.7
Internet	64,612	3.0
Machinery — Diversified	33,637	1.6
Metal Fabricate/Hardware	93,494	4.4
Pharmaceuticals	190,973	9.0
Semiconductors	46,937	2.2
Software	159,287	7.5
Transportation	53,351	2.5
Total Value of Investments	2,121,660	99.9
Other assets less liabilities	2,632	0.1
Net Assets	$2,124,292	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

08

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford China A Shares Growth Fund

	Shares	Value
COMMON STOCKS — 99.9%
CHINA — 99.9%
Asymchem Laboratories Tianjin Co., Ltd., Class A *	2,100	$120,918
Beijing United Information Technology Co., Ltd., Class A	2,900	44,820
Berry Genomics Co., Ltd., Class A *	5,800	26,957
BGI Genomics Co., Ltd., Class A	2,700	49,538
Centre Testing International Group Co., Ltd., Class A	9,600	47,319
Contemporary Amperex Technology Co., Ltd., Class A *	1,900	156,746
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,980	39,469
Glodon Co., Ltd., Class A	8,100	85,305
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	4,000	98,800
Hangzhou Tigermed Consulting Co., Ltd., Class A	4,800	143,294
Hefei Meiya Optoelectronic Technology, Inc., Class A	3,900	33,637
Iflytek Co., Ltd., Class A	3,500	36,549
Jafron Biomedical Co., Ltd., Class A	3,400	45,394
Jiangsu Hengrui Medicine Co., Ltd., Class A	3,432	36,054
Kweichow Moutai Co., Ltd., Class A	300	95,425
LONGi Green Energy Technology Co., Ltd., Class A	3,339	45,810
Luzhou Laojiao Co., Ltd., Class A	1,000	36,445
Midea Group Co., Ltd., Class A	8,300	91,554
NanJi E-Commerce Co., Ltd., Class A	13,100	19,792
Oppein Home Group, Inc., Class A	1,800	39,533
Ping An Insurance Group Co. of China Ltd., Class A	8,000	79,522
Proya Cosmetics Co., Ltd., Class A	1,300	39,547
SF Holding Co., Ltd., Class A	5,100	53,351
SG Micro Corp., Class A	1,200	46,937
Shandong Sinocera Functional Material Co., Ltd., Class A	5,900	44,448
Shenzhen Inovance Technology Co., Ltd., Class A	9,150	104,933
Shenzhen Megmeet Electrical Co., Ltd., Class A	8,000	38,658
Sinocare, Inc., Class A	7,900	38,287
Topchoice Medical Corp., Class A *	1,700	107,945
WuXi AppTec Co., Ltd., Class A	4,536	109,745
Yonyou Network Technology Co., Ltd., Class A	7,280	37,433
Yunnan Baiyao Group Co., Ltd., Class A	1,900	34,001
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	25,220	93,494
		2,121,660
TOTAL INVESTMENTS — 99.9%
(cost $1,177,334)		$2,121,660
Other assets less liabilities — 0.1%		2,632
NET ASSETS — 100.0%		$2,124,292

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited (the "Manager") retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford China A Shares Growth Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$—	$2,121,660	$—	$2,121,660
Total	$—	$2,121,660	$—	$2,121,660

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford China A Shares Growth Fund

ASSETS
Investments, at value (cost $1,177,334)	$2,121,660
Cash	37,185
Foreign cash, at value (cost $807)	806
Due from Investment Advisor	19,081
Prepaid assets	12
Total Assets	2,178,744
LIABILITIES
Advisory fee payable	2,689
Administration & Supervisory fee payable	831
Trustee fee payable	12
Commitment fee payable	3
Accrued expenses	50,917
Total Liabilities	54,452
NET ASSETS	$2,124,292
COMPOSITION OF NET ASSETS
Paid-in capital	$1,013,851
Total distributable earnings	1,110,441
$2,124,292
NET ASSET VALUE, PER SHARE
Class K ( $1,062,146 / 50,373 shares outstanding), unlimited authorized, no par value	$21.09
Institutional Class ( $1,062,146 / 50,373 shares outstanding), unlimited authorized, no par value	$21.09

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2021

For the Six Months Ended June 30, 2021 (unaudited)
Baillie Gifford China A Shares Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,188)	$10,547
Interest	1
Total Investment Income	10,548
EXPENSES
Advisory fee (Note B)	5,437
Administration & Supervisory fee — Class K shares (Note B)	840
Administration & Supervisory fee — Institutional Class shares (Note B)	840
Transfer agency	15,810
Fund accounting	47,996
Professional fees	14,258
Custody	1,306
Legal	104
Registration fees	44
Trustees' fees	22
Commitment fees	5
Miscellaneous	1,932
Total Expenses	88,594
Fees waived/expenses reimbursed	(79,994)
Total Expenses after waiver	8,600
Net Investment Income	1,948
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	111,418
Foreign currency transactions	37
111,455
Net change in unrealized appreciation (depreciation) on:
Investments	32,616
Translation of net assets and liabilities denominated in foreign currencies	(1)
32,615
Net realized and unrealized gain	144,070
NET INCREASE IN NET ASSETS FROM OPERATIONS	$146,018

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford China A Shares Growth Fund

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,948	$(2,062)
Net realized gain	111,455	70,326
Net change in unrealized appreciation	32,615	881,406
Net increase in net assets from operations	146,018	949,670
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(7,058)
Institutional Class	—	(7,057)
Total Distributions to Shareholders	—	(14,115)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	—	—
Institutional Class	—	—
Dividends reinvested:
Class K	—	7,058
Institutional Class	—	7,057
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	14,115
Total Increase in Net Assets	146,018	949,670
NET ASSETS
Beginning of period	1,978,274	1,028,604
End of period	$2,124,292	$1,978,274

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford China A Shares Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Period December 19, 2019(a) through December 31, 2019
Net asset value, beginning of period	$19.64		$10.29	$10.00
From Investment Operations
Net investment income (loss)(b)	0.02		(0.02)	(0.00	)(c)
Net realized and unrealized gain on investments and foreign currency	1.43		9.51	0.29
Net increase in net asset value from investment operations	1.45		9.49	0.29
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(0.14)	—
Total Dividends and Distributions	—		(0.14)	—
Net asset value, end of period	$21.09		$19.64	$10.29
Total Return
Total return based on net asset value(d)	7.38%		92.29%	2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,062		$989	$514
Ratio of net expenses to average net assets, before waiver	8.96	%*	10.52%	90.51	%*
Ratio of net expenses to average net assets, after waiver	0.87	%*	0.87%	0.87	%*
Ratio of net investment income (loss) to average net assets	0.20	%*	(0.15)%	(0.80	)%*
Portfolio turnover rate(e)	12%		20%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford China A Shares Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Period December 19, 2019(a) through December 31, 2019
Net asset value, beginning of period	$19.64		$10.29	$10.00
From Investment Operations
Net investment income (loss)(b)	0.02		(0.02)	(0.00	)(c)
Net realized and unrealized gain on investments and foreign currency	1.43		9.51	0.29
Net increase in net asset value from investment operations	1.45		9.49	0.29
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(0.14)	—
Total Dividends and Distributions	—		(0.14)	—
Net asset value, end of period	$21.09		$19.64	$10.29
Total Return
Total return based on net asset value(d)	7.38%		92.29%	2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,062		$989	$514
Ratio of net expenses to average net assets, before waiver	8.96	%*	10.52%	90.51	%*
Ratio of net expenses to average net assets, after waiver	0.87	%*	0.87%	0.87	%*
Ratio of net investment income (loss) to average net assets	0.20	%*	(0.15)%	(0.80	)%*
Portfolio turnover rate(e)	12%		20%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Value	% of Total Net Assets
Apparel	$40,469,358	5.9%
Auto Manufacturers	7,094,344	1.0
Auto Parts & Equipment	9,239,950	1.3
Banks	10,620,243	1.6
Beverages	11,950,014	1.7
Building Materials	18,371,280	2.7
Chemicals	15,951,019	2.3
Commercial Services	14,838,332	2.2
Computers	12,333,864	1.8
Cosmetics/Personal Care	21,219,684	3.1
Diversified Financial Services	31,179,606	4.5
Electronics	62,573,339	9.1
Engineering & Construction	5,232,000	0.8
Food	9,495,263	1.4
Hand/Machine Tools	14,255,264	2.1
Healthcare — Products	41,061,266	6.0
Healthcare — Services	5,209,902	0.8
Home Furnishings	5,974,012	0.9
Insurance	18,605,887	2.7
Internet	83,583,108	12.4
Investment Companies	5,984,556	0.9
Leisure Time	15,988,488	2.3
Machinery — Construction & Mining	12,033,075	1.7
Machinery — Diversified	53,098,063	7.7
Oil & Gas Services	2,149,224	0.3
Retail	56,772,776	8.3
Semiconductors	27,719,077	4.0
Software	21,998,132	3.3
Telecommunications	10,419,428	1.5
Toys/Games/Hobbies	8,970,146	1.3
Total Value of Investments	654,390,700	95.6
Other assets less liabilities	30,345,550	4.4
Net Assets	$684,736,250	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 93.3%
AUSTRALIA — 3.7%
Cochlear Ltd.	77,052	$14,537,177
SEEK Ltd.	433,558	10,777,813
		25,314,990
CHINA — 1.0%
Prosus NV *	67,681	6,630,545
FINLAND — 1.5%
Kone Oyj, B Shares	128,922	10,521,869
FRANCE — 6.4%
Kering	12,599	11,039,468
LVMH Moet Hennessy Louis Vuitton SE	16,859	13,262,250
Remy Cointreau SA	57,863	11,950,014
Ubisoft Entertainment SA *	104,357	7,291,184
		43,542,916
GERMANY — 8.8%
adidas AG	24,788	9,249,838
Auto1 Group SE *	70,939	3,116,495
Bechtle AG	66,361	12,333,864
Nemetschek SE	60,162	4,605,192
Rational AG	6,594	5,974,012
Zalando SE *	207,603	25,107,490
		60,386,891
HONG KONG — 4.8%
AIA Group Ltd.	1,499,800	18,605,887
Techtronic Industries Co., Ltd.	818,000	14,255,264
		32,861,151
JAPAN — 22.6%
Denso Corp.	135,500	9,239,950
Kakaku.com, Inc.	286,700	8,625,115
Kao Corp.	107,500	6,628,459
Keyence Corp.	15,700	7,906,888
Murata Manufacturing Co., Ltd.	119,200	9,080,046

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
Nidec Corp.	106,100	$12,200,464
Olympus Corp.	762,100	15,158,881
Pigeon Corp.	106,500	3,003,723
Recruit Holdings Co., Ltd.	161,700	7,929,574
Shimano, Inc.	67,200	15,988,488
Shiseido Co., Ltd.	157,100	11,587,502
SMC Corp.	26,100	15,440,623
SoftBank Group Corp.	149,400	10,419,428
Sugi Holdings Co., Ltd.	46,800	3,414,489
Suzuki Motor Corp.	167,400	7,094,344
Sysmex Corp.	95,800	11,365,208
		155,083,182
NETHERLANDS — 5.1%
ASML Holding NV	40,154	27,719,077
IMCD NV	44,117	7,029,384
		34,748,461
NEW ZEALAND — 2.2%
Ryman Healthcare Ltd.	567,735	5,209,902
Xero Ltd. *	98,209	10,101,755
		15,311,657
PORTUGAL — 1.4%
Jeronimo Martins SGPS SA	520,664	9,495,263
SINGAPORE — 1.6%
United Overseas Bank Ltd.	551,489	10,620,243
SPAIN — 1.8%
Industria de Diseno Textil SA	354,511	12,516,656
SWEDEN — 10.2%
Atlas Copco AB, A Shares	313,128	19,228,682
Avanza Bank Holding AB	593,753	18,524,473
Epiroc AB, A Shares	21,605	491,809
Epiroc AB, B Shares	365,705	7,179,751
Investor AB, B Shares	259,629	5,984,555
Nibe Industrier AB, B Shares	1,743,436	18,371,280
		69,780,550

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
SWITZERLAND — 2.3%
Compagnie Financiere Richemont SA	129,789	$15,734,141
UNITED KINGDOM — 14.2%
ASOS PLC *	146,627	10,076,708
Auto Trader Group PLC *	1,568,810	13,739,647
Burberry Group PLC *	241,888	6,917,803
Games Workshop Group PLC	56,880	8,970,146
Hargreaves Lansdown PLC	575,118	12,655,133
HomeServe PLC	395,600	5,232,000
Intertek Group PLC	90,270	6,908,758
John Wood Group PLC *	705,464	2,149,224
Johnson Matthey PLC	209,545	8,921,636
Rightmove PLC	1,413,085	12,701,099
Trainline PLC *	1,070,671	4,348,390
Weir Group PLC (The) *	169,903	4,361,516
		96,982,060
UNITED STATES — 5.7%
Mettler-Toledo International, Inc. *	18,356	25,429,301
Spotify Technology SA *	49,230	13,567,296
		38,996,597
Total Common Stocks
(cost $399,331,289)		638,527,172
PREFERRED STOCKS — 2.3%
GERMANY — 2.3%
Sartorius AG 0.15% (cost $5,021,564)	30,477	15,863,528
TOTAL INVESTMENTS — 95.6%
(cost $404,352,853)		$654,390,700
Other assets less liabilities — 4.4%		30,345,550
NET ASSETS — 100.0%		$684,736,250

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$55,956,745	$582,570,427	$—	$638,527,172
Preferred Stocks **	—	15,863,528	—	15,863,528
Total	$55,956,745	$598,433,955	$—	$654,390,700

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

ASSETS
Investments, at value (cost $404,352,853)	$654,390,700
Cash	15,411,849
Foreign cash, at value (cost $106,530)	104,223
Capital shares sold receivable	14,630,605
Tax reclaims receivable	779,055
Dividends receivable	324,634
Prepaid assets	16,025
Total Assets	685,657,091
LIABILITIES
Advisory fee payable	548,282
Administration & Supervisory fee payable	120,748
Shareholder Servicing fee payable	98,393
Capital shares purchased payable	6,119
Trustee fee payable	3,596
Commitment fee payable	751
Accrued expenses	142,952
Total Liabilities	920,841
NET ASSETS	$684,736,250
COMPOSITION OF NET ASSETS
Paid-in capital	$426,949,275
Total distributable earnings	257,786,975
$684,736,250
NET ASSET VALUE, PER SHARE
Class 2 ( $123,049,484 / 6,977,130 shares outstanding), unlimited authorized, no par value	$17.64
Class 3 ( $107,318,881 / 6,023,514 shares outstanding), unlimited authorized, no par value	$17.82
Class 4 ( $115,305,159 / 6,448,597 shares outstanding), unlimited authorized, no par value	$17.88
Class K ( $319,066,207 / 18,121,909 shares outstanding), unlimited authorized, no par value	$17.61
Institutional Class ( $19,996,519 / 1,137,452 shares outstanding), unlimited authorized, no par value	$17.58

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2021

For the Six Months Ended June 30, 2021 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $475,403)	$3,330,663
Interest	519
Total Investment Income	3,331,182
EXPENSES
Advisory fee (Note B)	1,063,755
Shareholder Servicing fees — Class 2 shares (Note B)	107,626
Shareholder Servicing fees — Class 3 shares (Note B)	52,389
Shareholder Servicing fees — Class 4 shares (Note B)	36,670
Administration & Supervisory fee — Class K shares (Note B)	219,243
Administration & Supervisory fee — Institutional Class shares (Note B)	11,695
Transfer agency	43,687
Sub-transfer agency — Institutional Class shares	6,517
Fund accounting	92,471
Custody	43,575
Legal	33,148
Registration fees	27,651
Professional fees	14,335
Trustees' fees	6,314
Commitment fees	1,413
Miscellaneous	9,972
Total Expenses	1,770,461
Net Investment Income	1,560,721
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	8,987,694
Foreign currency transactions	(22,695)
8,964,999
Net change in unrealized appreciation (depreciation) on:
Investments	24,502,967
Translation of net assets and liabilities denominated in foreign currencies	(59,075)
24,443,892
Net realized and unrealized gain	33,408,891
NET INCREASE IN NET ASSETS FROM OPERATIONS	$34,969,612

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford Developed EAFE All Cap Fund

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,560,721		$2,705,662
Net realized gain	8,964,999		11,744,538
Net change in unrealized appreciation	24,443,892		121,526,290
Net increase in net assets from operations	34,969,612		135,976,490
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—		(2,184,122)
Class 3	—		(1,158,667)
Class 4	—		—
Class K	—		(2,481,439)
Institutional Class	—		(109,348)
Class 4	—		—
Total Distributions to Shareholders	—		(5,933,576)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	3,000		6,000
Class 3	103,921,278	*	—
Class 4	111,639,409	*	—
Class K	79,877,575		9,101,965
Institutional Class	11,517,882		17,007,484
Dividends reinvested:
Class 2	—		2,184,122
Class 3	—		1,158,667
Class K	—		2,359,735
Institutional Class	—		109,348
Cost of shares redeemed:
Class 2	(107,921,279	)*	(65,191,959)
Class 3	(111,639,409	)*	—
Class K	(21,356,826)		(62,538,353)
Institutional Class	(4,605,087)		(17,016,373)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	61,436,543		(112,819,364)
Total Increase in Net Assets	96,406,155		17,223,550
NET ASSETS
Beginning of period	588,330,095		571,106,545
End of period	$684,736,250		$588,330,095

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$16.64		$13.13	$10.04	$12.06	$9.55	$9.70
From Investment Operations
Net investment income(a)	0.04		0.07	0.13	0.15	0.14	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		3.61	3.11	(2.08)	2.58	(0.18)
Net increase (decrease) in net asset value from investment operations	1.00		3.68	3.24	(1.93)	2.72	(0.01)
Dividends and Distributions to Shareholders
From net investment income	—		(0.17)	(0.15)	(0.03)	(0.22)	(0.14)
From net realized gain on investments	—		—	—	(0.06)	—	—
Total Dividends and Distributions	—		(0.17)	(0.15)	(0.09)	(0.22)	(0.14)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—	—	0.01	(0.00	)(b)
Net asset value, end of period	$17.64		$16.64	$13.13	$10.04	$12.06	$9.55
Total Return
Total return based on net asset value(c)	6.00%		27.95%	32.33%	(16.05)%	28.59%	(0.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$123,049		$221,181	$229,861	$181,679	$221,316	$172,316
Ratio of net expenses to average net assets	0.61	%*	0.64%	0.66%	0.67%	0.66%	0.66%
Ratio of net investment income to average net assets	0.42	%*	0.50%	1.08%	1.23%	1.22%	1.73%
Portfolio turnover rate(d)	7%		12%	19%	14%	21%	13%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period March 24, 2017(a) through December 31, 2017
Net asset value, beginning of period	$16.80		$13.26	$10.13	$12.17	$10.49
From Investment Operations
Net investment income(b)	0.05		0.07	0.14	0.16	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.97		3.65	3.15	(2.11)	1.79
Net increase (decrease) in net asset value from investment operations	1.02		3.72	3.29	(1.95)	1.91
Dividends and Distributions to Shareholders
From net investment income	—		(0.18)	(0.16)	(0.03)	(0.23)
From net realized gain on investments	—		—	—	(0.06)	—
Total Dividends and Distributions	—		(0.18)	(0.16)	(0.09)	(0.23)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—	—	—	0.00 (c)
Net asset value, end of period	$17.82		$16.80	$13.26	$10.13	$12.17
Total Return
Total return based on net asset value(d)	6.04%		28.04%	32.42%	(15.99)%	18.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$107,319		$108,722	$84,911	$64,123	$82,523
Ratio of net expenses to average net assets	0.54	%*	0.57%	0.59%	0.60%	0.58%*
Ratio of net investment income to average net assets	0.55	%*	0.55%	1.16%	1.31%	1.32%*
Portfolio turnover rate(e)	7%		12%	19%	14%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class 4 share outstanding throughout the period:

	For the Period January 13, 2021(a) through June 30, 2021 (unaudited)
Net asset value, beginning of period	$17.31
From Investment Operations
Net investment income(b)	0.05
Net realized and unrealized gain on investments and foreign currency	0.52
Net increase in net asset value from investment operations	0.57
Net asset value, end of period	$17.88
Total Return
Total return based on net asset value(c)	3.28%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$115,305
Ratio of net expenses to average net assets	0.51	%*
Ratio of net investment income to average net assets	0.71	%*
Portfolio turnover rate(d)	7%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$16.61		$13.11	$10.03	$12.06	$10.74
From Investment Operations
Net investment income(b)	0.04		0.06	0.12	0.11	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		3.61	3.11	(2.04)	1.47
Net increase (decrease) in net asset value from investment operations	1.00		3.67	3.23	(1.93)	1.54
Dividends and Distributions to Shareholders
From net investment income	—		(0.17)	(0.15)	(0.04)	(0.22)
From net realized gain on investments	—		—	—	(0.06)	—
Total Dividends and Distributions	—		(0.17)	(0.15)	(0.10)	(0.22)
Net asset value, end of period	$17.61		$16.61	$13.11	$10.03	$12.06
Total Return
Total return based on net asset value(c)	6.02%		27.98%	32.24%	(16.05)%	14.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$319,066		$246,283	$247,155	$152,397	$6
Ratio of net expenses to average net assets	0.61	%*	0.64%	0.66%	0.67%	0.66%*
Ratio of net investment income to average net assets	0.49	%*	0.49%	1.04%	0.99%	0.87%*
Portfolio turnover rate(d)	7%		12%	19%	14%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Developed EAFE All Cap Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$16.59		$13.10	$10.02	$12.06	$10.74
From Investment Operations
Net investment income(b)	0.04		0.06	0.11	0.06	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.95		3.58	3.13	(2.00)	1.47
Net increase (decrease) in net asset value from investment operations	0.99		3.64	3.24	(1.94)	1.54
Dividends and Distributions to Shareholders
From net investment income	—		(0.15)	(0.16)	(0.04)	(0.22)
From net realized gain on investments	—		—	—	(0.06)	—
Total Dividends and Distributions	—		(0.15)	(0.16)	(0.10)	(0.22)
Net asset value, end of period	$17.58		$16.59	$13.10	$10.02	$12.06
Total Return
Total return based on net asset value(c)	5.97%		27.77%	32.28%	(16.13)%	14.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$19,997		$12,143	$9,179	$1,862	$6
Ratio of net expenses to average net assets	0.70	%*	0.76%	0.73%	0.77%	0.66%*
Ratio of net investment income to average net assets	0.42	%*	0.43%	0.89%	0.59%	0.87%*
Portfolio turnover rate(d)	7%		12%	19%	14%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Value	% of Total Net Assets
Apparel	$33,555,800	5.0%
Auto Manufacturers	5,878,050	0.9
Auto Parts & Equipment	8,305,726	1.3
Banks	9,117,858	1.4
Beverages	16,354,656	2.4
Building Materials	14,732,347	2.2
Chemicals	13,645,704	2.0
Commercial Services	15,032,153	2.3
Computers	12,365,646	1.9
Cosmetics/Personal Care	21,481,705	3.2
Diversified Financial Services	9,854,896	1.5
Electronics	66,379,925	10.0
Engineering & Construction	5,056,259	0.8
Food	8,477,265	1.3
Hand/Machine Tools	11,266,538	1.7
Healthcare — Products	36,427,325	5.5
Home Furnishings	6,252,147	0.9
Insurance	24,445,120	3.7
Internet	123,737,485	18.7
Investment Companies	11,831,246	1.8
Leisure Time	10,349,691	1.6
Machinery — Construction & Mining	11,375,231	1.8
Machinery — Diversified	49,189,390	7.4
Oil & Gas Services	2,260,566	0.3
Retail	54,313,144	8.2
Semiconductors	37,593,616	5.7
Software	20,935,230	3.2
Telecommunications	8,801,418	1.3
Toys/Games/Hobbies	8,135,267	1.2
Total Value of Investments	657,151,404	99.2
Other assets less liabilities	5,314,784	0.8
Net Assets	$662,466,188	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 96.5%
ARGENTINA — 1.6%
MercadoLibre, Inc. *	6,758	$10,527,545
AUSTRALIA — 3.2%
Cochlear Ltd.	64,834	12,232,043
SEEK Ltd.	371,075	9,224,548
		21,456,591
BRAZIL — 0.6%
Raia Drogasil SA	818,100	4,079,151
CHINA — 6.6%
Alibaba Group Holding Ltd. ADR *	42,336	9,600,958
Baidu, Inc. ADR *	20,109	4,100,225
Meituan, Class B *	303,000	12,499,103
Ping An Insurance Group Co. of China Ltd., Class H	491,500	4,804,608
Prosus NV *	38,031	3,725,806
Trip.com Group Ltd. ADR *	100,728	3,571,815
Tsingtao Brewery Co., Ltd., Class H *	517,943	5,570,049
		43,872,564
FINLAND — 1.5%
Kone Oyj, B Shares	121,333	9,902,498
FRANCE — 5.0%
Kering	9,234	8,090,995
LVMH Moet Hennessy Louis Vuitton SE	10,799	8,495,109
Remy Cointreau SA	52,220	10,784,607
Ubisoft Entertainment SA *	86,524	6,045,234
		33,415,945
GERMANY — 9.2%
adidas AG	30,906	11,532,817
Auto1 Group SE *	79,816	3,506,480
Bechtle AG	66,532	12,365,646
Nemetschek SE	65,648	5,025,127
Rational AG	6,901	6,252,147
Zalando SE *	185,303	22,410,530
		61,092,747

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
HONG KONG — 4.7%
AIA Group Ltd.	1,583,200	$19,640,512
Techtronic Industries Co., Ltd.	646,500	11,266,538
		30,907,050
INDIA — 0.4%
MakeMyTrip Ltd. *	90,774	2,727,759
JAPAN — 21.1%
Denso Corp.	121,800	8,305,726
Kakaku.com, Inc.	184,700	5,556,536
Kao Corp.	87,100	5,370,593
Keyence Corp.	16,000	8,057,975
Murata Manufacturing Co., Ltd.	125,900	9,590,417
Nidec Corp.	99,600	11,453,027
Olympus Corp.	581,800	11,572,546
Pigeon Corp.	117,500	3,313,966
Recruit Holdings Co., Ltd.	147,500	7,233,223
Shimano, Inc.	43,500	10,349,691
Shiseido Co., Ltd.	173,500	12,797,146
SMC Corp.	25,000	14,789,869
SoftBank Group Corp.	126,200	8,801,418
Sugi Holdings Co., Ltd.	53,700	3,917,908
Suzuki Motor Corp.	138,700	5,878,050
Sysmex Corp.	106,400	12,622,736
		139,610,827
NETHERLANDS — 4.1%
ASML Holding NV	29,604	20,436,210
IMCD NV	43,215	6,885,663
		27,321,873
NEW ZEALAND — 1.5%
Xero Ltd. *	95,906	9,864,869
PORTUGAL — 1.3%
Jeronimo Martins SGPS SA	464,843	8,477,265
SINGAPORE — 1.4%
United Overseas Bank Ltd.	473,473	9,117,858

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
SOUTH AFRICA — 1.2%
Naspers Ltd., N Shares	36,192	$7,630,974
SOUTH KOREA — 0.5%
Coupang, Inc. *	84,069	3,515,765
SPAIN — 1.6%
Industria de Diseno Textil SA	297,351	10,498,518
SWEDEN — 7.6%
Atlas Copco AB, A Shares	155,977	9,578,295
Atlas Copco AB, B Shares	130,268	6,860,754
Epiroc AB, B Shares	358,796	7,044,109
Investor AB, B Shares	513,277	11,831,246
Nibe Industrier AB, B Shares	1,398,101	14,732,347
		50,046,751
SWITZERLAND — 2.0%
Compagnie Financiere Richemont SA	110,593	13,407,037
TAIWAN — 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	142,788	17,157,406
UNITED KINGDOM — 12.9%
ASOS PLC *	111,327	7,650,771
Auto Trader Group PLC *	1,405,482	12,309,219
Burberry Group PLC *	190,106	5,436,879
Games Workshop Group PLC	51,586	8,135,267
Hargreaves Lansdown PLC	447,860	9,854,896
HomeServe PLC	382,312	5,056,259
Intertek Group PLC	101,901	7,798,930
John Wood Group PLC *	742,011	2,260,566
Johnson Matthey PLC	158,775	6,760,041
Rightmove PLC	1,252,023	11,253,441
Trainline PLC *	1,128,956	4,585,107
Weir Group PLC (The) *	168,719	4,331,122
		85,432,498

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
UNITED STATES — 5.9%
Mettler-Toledo International, Inc. *	19,651	$27,223,316
Spotify Technology SA *	42,641	11,751,433
		38,974,749
Total Common Stocks
(cost $389,093,275)		639,038,240
PREFERRED STOCKS — 2.7%
GERMANY — 2.7%
Sartorius AG 0.15% (cost $7,157,968)	34,799	18,113,164
TOTAL INVESTMENTS — 99.2%
(cost $396,251,243)		$657,151,404
Other assets less liabilities — 0.8%		5,314,784
NET ASSETS — 100.0%		$662,466,188

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$110,824,224	$528,214,016	$—	$639,038,240
Preferred Stocks **	—	18,113,164	—	18,113,164
Total	$110,824,224	$546,327,180	$—	$657,151,404

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

ASSETS
Investments, at value (cost $396,251,243)	$657,151,404
Cash	7,485,517
Foreign cash, at value (cost $120,172)	121,301
Tax reclaims receivable	503,122
Dividends receivable	344,651
Capital shares sold receivable	53,000
Prepaid assets	21,724
Total Assets	665,680,719
LIABILITIES
Advisory fee payable	588,763
Capital shares purchased payable	2,241,800
Shareholder Servicing fee payable	160,657
Administration & Supervisory fee payable	101,588
Trustee fee payable	4,617
Commitment fee payable	929
Accrued expenses	116,177
Total Liabilities	3,214,531
NET ASSETS	$662,466,188
COMPOSITION OF NET ASSETS
Paid-in capital	$363,027,177
Total distributable earnings	299,439,011
$662,466,188
NET ASSET VALUE, PER SHARE
Class 2 ( $300,948,475 / 13,548,518 shares outstanding), unlimited authorized, no par value	$22.21
Class 3 ( $126,490,777 / 5,697,200 shares outstanding), unlimited authorized, no par value	$22.20
Class K ( $191,274,518 / 8,636,894 shares outstanding), unlimited authorized, no par value	$22.15
Institutional Class ( $43,752,418 / 1,980,850 shares outstanding), unlimited authorized, no par value	$22.09

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2021

For the Six Months Ended June 30, 2021 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $517,544)	$3,402,653
Interest	631
Total Investment Income	3,403,284
EXPENSES
Advisory fee (Note B)	1,206,015
Shareholder Servicing fees — Class 2 shares (Note B)	262,346
Shareholder Servicing fees — Class 3 shares (Note B)	70,027
Administration & Supervisory fee — Class K shares (Note B)	168,187
Administration & Supervisory fee — Institutional Class shares (Note B)	36,199
Transfer agency	45,448
Sub-transfer agency — Institutional Class shares	20,914
Fund accounting	106,284
Custody	50,482
Legal	36,347
Registration fees	28,298
Professional fees	16,810
Trustees' fees	8,027
Commitment fees	1,798
Miscellaneous	9,473
Total Expenses	2,066,655
Net Investment Income	1,336,629
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	38,582,877
Foreign currency transactions	(155,396)
38,427,481
Net change in unrealized depreciation on:
Investments	(5,168,766)
Translation of net assets and liabilities denominated in foreign currencies	(28,342)
(5,197,108)
Net realized and unrealized gain	33,230,373
NET INCREASE IN NET ASSETS FROM OPERATIONS	$34,567,002

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford EAFE Plus All Cap Fund

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,336,629	$2,090,625
Net realized gain	38,427,481	11,700,117
Net change in unrealized appreciation (depreciation)	(5,197,108)	147,139,024
Net increase in net assets from operations	34,567,002	160,929,766
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(5,732,100)
Class 3	—	(2,604,537)
Class K	—	(3,457,873)
Institutional Class	—	(652,549)
Total Distributions to Shareholders	—	(12,447,059)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	3,000	786,000
Class 3	—	118,434,820
Class K	3,127,000	70,360,885
Institutional Class	3,919,173	11,245,159
Dividends reinvested:
Class 2	—	5,732,100
Class 3	—	2,604,536
Class K	—	3,452,561
Institutional Class	—	650,466
Cost of shares redeemed:
Class 2	(58,635,039)	(45,075,399)
Class 3	(27,500,000)	—
Class K	(23,825,000)	(28,250,000)
Institutional Class	(2,051,833)	(3,196,880)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(104,962,699)	136,744,248
Total Increase (Decrease) in Net Assets	(70,395,697)	285,226,955
NET ASSETS
Beginning of period	732,861,885	447,634,930
End of period	$662,466,188	$732,861,885

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$21.15		$16.71	$13.15	$16.11	$12.46	$12.55
From Investment Operations
Net investment income(a)	0.04		0.07	0.27	0.17	0.16	0.19
Net realized and unrealized gain (loss) on investments and foreign currency	1.02		4.73	3.91	(2.81)	3.74	(0.13)
Net increase (decrease) in net asset value from investment operations	1.06		4.80	4.18	(2.64)	3.90	0.06
Dividends and Distributions to Shareholders
From net investment income	—		(0.14)	(0.33)	(0.09)	(0.25)	(0.16)
From net realized gain on investments	—		(0.22)	(0.29)	(0.23)	—	—
Total Dividends and Distributions	—		(0.36)	(0.62)	(0.32)	(0.25)	(0.16)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—	—	0.00 (b)	0.01
Net asset value, end of period	$22.21		$21.15	$16.71	$13.15	$16.11	$12.46
Total Return
Total return based on net asset value(c)	5.01%		28.77%	31.73%	(16.39)%	31.28%	0.59%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$300,948		$343,888	$309,335	$232,937	$280,488	$272,338
Ratio of net expenses to average net assets	0.61	%*	0.62%	0.65%	0.68%	0.67%	0.65%
Ratio of net investment income to average net assets	0.37	%*	0.42%	1.76%	1.06%	1.06%	1.46%
Portfolio turnover rate(d)	5%		20%	11%	26%	12%	23%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Period August 3, 2020(a) through December 31, 2020	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$21.14		$17.57	$12.58	$12.67
From Investment Operations
Net investment income(b)	0.05		0.03	0.16	0.2
Net realized and unrealized gain (loss) on investments and foreign currency	1.01		3.93	3.79	(0.13)
Net increase in net asset value from investment operations	1.06		3.96	3.95	0.07
Dividends and Distributions to Shareholders
From net investment income	—		(0.17)	(0.27)	(0.17)
From net realized gain on investments	—		(0.22)	—	—
Return of capital	—		—	—	—
Total Dividends and Distributions	—		(0.39)	(0.27)	(0.17)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—	0.00 (c)	0.01
Net asset value, end of period	$22.20		$21.14	$16.26	$12.58
Total Return
Total return based on net asset value(d)	5.04%		22.49%	31.37%	0.66%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$126,491		$146,565	$26,932	$19,890
Ratio of net expenses to average net assets	0.54	%*	0.54%*	0.60%	0.58%
Ratio of net investment income to average net assets	0.46	%*	0.35%*	1.06%	1.59%
Portfolio turnover rate(e)	5%		20%	12%	23%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 9, 2018 to August 2, 2020. All shares of this class were redeemed at $16.18 on April 9, 2018. New shares were issued at $17.57 on August 3, 2020.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$21.09		$16.66	$13.12	$16.10	$14.15
From Investment Operations
Net investment income(b)	0.04		0.07	0.26	0.04	0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.02		4.73	3.91	(2.68)	2.13
Net increase (decrease) in net asset value from investment operations	1.06		4.80	4.17	(2.64)	2.21
Dividends and Distributions to Shareholders
From net investment income	—		(0.15)	(0.34)	(0.11)	(0.26)
From net realized gain on investments	—		(0.22)	(0.29)	(0.23)	—
Total Dividends and Distributions	—		(0.37)	(0.63)	(0.34)	(0.26)
Net asset value, end of period	$22.15		$21.09	$16.66	$13.12	$16.10
Total Return
Total return based on net asset value(c)	5.03%		28.78%	31.72%	(16.36)%	15.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$191,275		$202,514	$114,922	$64,827	$6
Ratio of net expenses to average net assets	0.61	%*	0.62%	0.65%	0.68%	0.68%*
Ratio of net investment income to average net assets	0.39	%*	0.40%	1.73%	0.42%	0.73%*
Portfolio turnover rate(d)	5%		20%	11%	26%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford EAFE Plus All Cap Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$21.05		$16.63	$13.10	$16.09	$14.15
From Investment Operations
Net investment income(b)	0.03		0.05	0.26	0.07	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.01		4.72	3.88	(2.73)	2.21
Net increase (decrease) in net asset value from investment operations	1.04		4.77	4.14	(2.66)	2.22
Dividends and Distributions to Shareholders
From net investment income	—		(0.13)	(0.32)	(0.10)	(0.28)
From net realized gain on investments	—		(0.22)	(0.29)	(0.23)	—
Total Dividends and Distributions	—		(0.35)	(0.61)	(0.33)	(0.28)
Net asset value, end of period	$22.09		$21.05	$16.63	$13.10	$16.09
Total Return
Total return based on net asset value(c)	4.94%		28.68%	31.60%	(16.50)%	15.68%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$43,752		$39,894	$23,378	$10,768	$201
Ratio of net expenses to average net assets	0.71	%*	0.72%	0.75%	0.78%	0.68%*
Ratio of net investment income to average net assets	0.31	%*	0.30%	1.72%	0.47%	0.14%*
Portfolio turnover rate(d)	5%		20%	11%	26%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Value	% of Total Net Assets
Airlines	$46,245,012	0.7%
Apparel	62,793,598	0.9
Auto Manufacturers	276,538,788	3.9
Auto Parts & Equipment	33,018,106	0.5
Banks	722,348,460	10.2
Biotechnology	171,357,629	2.4
Building Materials	116,728,275	1.6
Chemicals	125,955,818	1.8
Commercial Services	14,097,219	0.2
Computers	77,186,069	1.1
Diversified Financial Services	298,564,836	4.2
Electrical Components & Equipment	134,013,032	1.9
Food	24,868,823	0.4
Home Furnishings	83,602,886	1.2
Insurance	267,399,687	3.8
Internet	1,696,324,072	23.8
Iron/Steel	158,872,631	2.2
Machinery — Construction & Mining	36,906,844	0.5
Mining	468,771,369	6.6
Oil & Gas	516,305,898	7.2
Real Estate	34,263,563	0.5
Retail	111,781,776	1.5
Semiconductors	1,276,140,569	17.9
Software	151,231,257	2.1
Telecommunications	121,115,167	1.7
Total Value of Investments	7,026,431,384	98.8
Other assets less liabilities	84,818,440	1.2
Net Assets	$7,111,249,824	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 97.2%
ARGENTINA — 1.9%
MercadoLibre, Inc. *	87,755	$136,703,862
BRAZIL — 9.0%
B3 SA — Brasil Bolsa Balcao	23,498,700	79,135,314
Banco Bradesco SA ADR	15,874,684	81,437,129
Petroleo Brasileiro SA ADR	19,410,506	237,390,488
Petroleo Brasileiro SA ADR	5,887,580	69,532,320
StoneCo Ltd., Class A *	210,218	14,097,219
Vale SA ADR	6,965,043	158,872,631
		640,465,101
CANADA — 0.0%(1)
Valeura Energy, Inc. *	4,672,400	1,790,408
CHILE — 1.1%
Lundin Mining Corp.	8,296,207	74,823,810
CHINA — 33.6%
Alibaba Group Holding Ltd. *	15,019,020	425,846,867
BeiGene Ltd. ADR *	126,448	43,395,689
Brilliance China Automotive Holdings Ltd. (a)	35,694,000	16,779,761
Burning Rock Biotech Ltd. ADR *	1,232,049	36,296,164
China Merchants Bank Co., Ltd., Class H	19,249,000	163,966,697
Contemporary Amperex Technology Co., Ltd., Class A *	1,624,443	134,013,032
Dada Nexus Ltd. ADR *	1,087,973	31,562,097
Geely Automobile Holdings Ltd.	24,235,000	76,116,300
Haier Smart Home Co., Ltd., Class H *	14,656,880	51,117,130
HUYA, Inc. ADR *	1,637,959	28,909,976
JD.com, Inc., Class A *	1,592,402	63,414,342
KE Holdings, Inc. ADR *	718,615	34,263,563
Kingdee International Software Group Co., Ltd. *	1,847,000	6,255,535
Kingsoft Cloud Holdings Ltd. ADR *	1,658,500	56,272,905
Kuaishou Technology *	2,446,900	61,537,709
Li Ning Co., Ltd.	6,589,000	80,374,677
Lufax Holding Ltd. ADR *	4,007,489	45,284,626
Meituan, Class B *	4,165,200	171,819,351
Midea Group Co., Ltd., Class A	2,945,062	32,485,756
Minth Group Ltd.	6,962,000	33,018,106

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
Ping An Bank Co., Ltd., Class A	19,169,442	$67,093,715
Ping An Insurance Group Co. of China Ltd., Class H	17,075,500	166,919,811
Shenzhou International Group Holdings Ltd.	2,486,600	62,793,598
Tencent Holdings Ltd.	4,170,600	314,014,943
Tencent Music Entertainment Group ADR *	3,258,592	50,443,004
Yatsen Holding Ltd. ADR *	1,337,823	12,535,401
Zai Lab Ltd. ADR *	517,915	91,665,776
Zijin Mining Group Co., Ltd., Class H	21,762,000	29,202,178
		2,387,398,709
INDIA — 10.7%
HDFC Life Insurance Co., Ltd.	4,045,198	37,392,041
Housing Development Finance Corp., Ltd.	4,198,857	140,129,085
ICICI Lombard General Insurance Co., Ltd.	1,460,056	30,808,431
ICICI Prudential Life Insurance Co., Ltd.	3,912,112	32,279,404
IDFC First Bank Ltd. *	66,000,351	48,222,736
Mahindra & Mahindra Ltd.	3,430,557	35,967,251
Maruti Suzuki India Ltd.	372,115	37,681,701
Reliance Industries Ltd.	7,300,251	207,592,682
Tata Consultancy Services Ltd.	1,712,750	77,186,069
Tech Mahindra Ltd.	4,052,180	59,792,841
UltraTech Cement Ltd.	566,899	51,738,222
		758,790,463
INDONESIA — 0.9%
Bank Rakyat Indonesia Persero Tbk PT	240,184,100	65,304,888
MEXICO — 2.0%
Cemex SAB de CV, Participating Certificates ADR *	7,736,911	64,990,052
Grupo Financiero Banorte SAB de CV, Class O	7,660,397	49,327,208
Wal-Mart de Mexico SAB de CV	9,615,560	31,407,099
		145,724,359
PANAMA — 0.7%
Copa Holdings SA, Class A *	613,899	46,245,012
POLAND — 1.5%
Allegro.eu SA *	3,717,023	63,968,279
KGHM Polska Miedz SA	838,822	41,272,552
		105,240,831

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
RUSSIA — 7.2%
Magnit PJSC GDR Reg S	1,714,500	$24,868,822
MMC Norilsk Nickel PJSC ADR	5,686,847	194,030,539
Moscow Exchange MICEX-RTS PJSC	14,566,030	34,015,811
Ozon Holdings PLC ADR *	720,793	42,252,886
Sberbank of Russia PJSC ADR	13,216,286	219,614,985
		514,783,043
SOUTH AFRICA — 2.2%
Naspers Ltd., N Shares	736,735	155,338,363
SOUTH KOREA — 12.2%
Coupang, Inc. *	504,391	21,093,632
Doosan Bobcat, Inc. *	865,167	36,906,844
Hyundai Motor Co.	516,934	109,993,775
LG Chem Ltd.	166,809	125,955,818
NAVER Corp.	161,252	59,835,575
Samsung Electronics Co., Ltd.	4,275,839	306,090,879
Samsung SDI Co., Ltd.	195,619	121,115,167
SK Hynix, Inc.	767,249	86,598,351
		867,590,041
TAIWAN — 12.0%
MediaTek, Inc.	4,817,000	166,120,228
Sea Ltd. ADR *	313,029	85,957,763
Taiwan Semiconductor Manufacturing Co., Ltd.	27,944,310	601,865,461
		853,943,452
THAILAND — 0.4%
Siam Commercial Bank PCL (The) NVDR	8,939,100	27,381,102
ZAMBIA — 1.8%
First Quantum Minerals Ltd.	5,616,264	129,442,290
Total Common Stocks
(cost $4,385,335,122)		6,910,965,734

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
PREFERRED STOCKS — 1.6%
SOUTH KOREA — 1.6%
Samsung Electronics Co., Ltd. 3.60% (cost $50,773,836)	1,764,179	$115,465,650
TOTAL INVESTMENTS — 98.8%
(cost $4,436,108,958)		$7,026,431,384
Other assets less liabilities — 1.2%		84,818,440
NET ASSETS — 100.0%		$7,111,249,824

(1)  Amount rounds to less than 0.1%.

(a)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

NVDR  —  Non-Voting Depositary Receipt

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At June 30, 2021, the net value of these securities was $24,868,822 representing 0.3% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,843,965,425	$5,050,220,548	$16,779,761	$6,910,965,734
Preferred Stocks **	—	115,465,650	—	115,465,650
Total	$1,843,965,425	$5,165,686,198	$16,779,761	$7,026,431,384

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

ASSETS
Investments, at value (cost $4,436,108,958)	$7,026,431,384
Cash	103,489,815
Receivable for investments sold	69,718,224
Capital shares sold receivable	14,306,729
Dividends receivable	11,266,524
Receivable for India capital gains tax refunds (Note A)	1,347,063
Tax reclaims receivable	205,868
Prepaid assets	80,386
Total Assets	7,226,845,993
LIABILITIES
Due to foreign custodian (cost $2,189)	2,189
Advisory fee payable	8,871,308
Payable for investment purchased	77,645,920
Deferred India capital gains tax liability (Note A)	24,179,526
Administration & Supervisory fee payable	1,809,244
Capital shares purchased payable	1,732,937
Shareholder Servicing fee payable	265,638
Trustee fee payable	34,844
Commitment fee payable	7,605
Accrued expenses	1,046,958
Total Liabilities	115,596,169
NET ASSETS	$7,111,249,824
COMPOSITION OF NET ASSETS
Paid-in capital	$4,561,981,409
Total distributable earnings	2,549,268,415
$7,111,249,824
NET ASSET VALUE, PER SHARE
Class 2 ( $77,126,227 / 2,626,468 shares outstanding), unlimited authorized, no par value	$29.37
Class 3 ( $345,005,818 / 11,636,684 shares outstanding), unlimited authorized, no par value	$29.65
Class 4 ( $293,979,782 / 9,779,002 shares outstanding), unlimited authorized, no par value	$30.06
Class 5 ( $1,969,837,140 / 64,620,683 shares outstanding), unlimited authorized, no par value	$30.48
Class K ( $3,025,767,648 / 103,408,532 shares outstanding), unlimited authorized, no par value	$29.26
Institutional Class ( $1,399,533,210 / 47,871,508 shares outstanding), unlimited authorized, no par value	$29.24

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2021

For the Six Months Ended June 30, 2021 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $9,779,223)	$68,229,845
Interest	4,165
Total Investment Income	68,234,010
EXPENSES
Advisory fee (Note B)	17,450,013
Shareholder Servicing fees — Class 2 shares (Note B)	115,747
Shareholder Servicing fees — Class 3 shares (Note B)	123,610
Shareholder Servicing fees — Class 4 shares (Note B)	101,628
Shareholder Servicing fees — Class 5 shares (Note B)	194,720
Administration & Supervisory fee — Class K shares (Note B)	2,363,381
Administration & Supervisory fee — Institutional Class shares (Note B)	1,153,210
Transfer agency	99,089
Sub-transfer agency — Institutional Class shares	595,886
Custody	1,170,508
Fund accounting	916,036
Legal	356,859
Registration fees	77,393
Trustees' fees	73,472
Professional fees	20,842
Commitment fees	16,257
Miscellaneous	96,149
Total Expenses	24,924,800
Net Investment Income	43,309,210
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $2,437,274)	151,792,092
Foreign currency transactions	(1,252,333)
150,539,759
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred India capital gains tax expense of $311,980) (Note A)	195,890,459
Translation of net assets and liabilities denominated in foreign currencies	(315,403)
195,575,056
Net realized and unrealized gain	346,114,815
NET INCREASE IN NET ASSETS FROM OPERATIONS	$389,424,025

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford Emerging Markets Equities Fund

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$43,309,210	$42,529,223
Net realized gain (loss)	150,539,759	(142,423,101)
Net change in unrealized appreciation	195,575,056	1,560,067,025
Net increase in net assets from operations	389,424,025	1,460,173,147
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(1,826,111)
Class 3	—	(2,184,364)
Class 4	—	(3,613,950)
Class 5	—	(25,856,284)
Class K	—	(31,409,509)
Institutional Class	—	(14,749,236)
Total Distributions to Shareholders	—	(79,639,454)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	90,003,000	10,006,000
Class 3	160,385,840 *	—
Class 4	—	218,894,438 *
Class 5	50,000,000	232,200,000
Class K	686,438,305	851,114,264
Institutional Class	317,196,605	497,607,207
Dividends reinvested:
Class 2	—	1,826,111
Class 3	—	2,184,364
Class 4	—	3,613,950
Class 5	—	25,856,285
Class K	—	24,127,144
Institutional Class	—	14,702,902
Cost of shares redeemed:
Class 2	(160,385,840)*	(13,000,000)
Class 3	—	(218,894,438)*
Class 5	(160,060,000)	(112,120,000)
Class K	(258,555,878)	(280,870,445)
Institutional Class	(214,381,515)	(214,228,570)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	510,640,517	1,043,019,212
Total Increase in Net Assets	900,064,542	2,423,552,905
NET ASSETS
Beginning of period	6,211,185,282	3,787,632,377
End of period	$7,111,249,824	$6,211,185,282

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017		For the Year Ended December 31, 2016
Net asset value, beginning of year	$27.66		$21.71	$17.62		$22.82	$15.20		$14.88
From Investment Operations
Net investment income(a)	0.12		0.19	0.63		0.28	0.16		0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.59		6.11	4.30		(3.70)	7.89		0.38
Net increase (decrease) in net asset value from investment operations	1.71		6.30	4.93		(3.42)	8.05		0.45
Dividends and Distributions to Shareholders
From net investment income	—		(0.35)	(0.65)		(0.23)	(0.25)		(0.14)
From net realized gain on investments	—		—	(0.19)		(1.55)	(0.18)		—
Total Dividends and Distributions	—		(0.35)	(0.84)		(1.78)	(0.43)		(0.14)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—		—	(0.00	)(b)	0.01
Net asset value, end of period	$29.37		$27.66	$21.71		$17.62	$22.82		$15.20
Total Return
Total return based on net asset value(c)	6.15	%(f)	29.06%	28.00%		(14.92)%	53.02%		3.10%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$77,126		$144,906	$118,856		$191,177	$203,830		$121,739
Ratio of net expenses to average net assets	0.77	%*	0.80%	0.83%		0.84%	0.85%		0.87%
Ratio of net investment income to average net assets	0.84	%*	0.90%	3.29	%(d)	1.31%	0.82%		0.52%
Portfolio turnover rate(e)	11%		24%	15%		22%	33%		24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Period April 1, 2016(a) through December 31, 2016
Net asset value, beginning of period	$27.92		$21.91	$17.77		$23.00	$15.32	$14.72
From Investment Operations
Net investment income(b)	0.23		0.20	0.71		0.29	0.17	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	1.50		6.18	4.29		(3.72)	7.96	0.62
Net increase (decrease) in net asset value from investment operations	1.73		6.38	5.00		(3.43)	8.13	0.74
Dividends and Distributions to Shareholders
From net investment income	—		(0.37)	(0.67)		(0.25)	(0.27)	(0.14)
From net realized gain on investments	—		—	(0.19)		(1.55)	(0.18)	—
Total Dividends and Distributions	—		(0.37)	(0.86)		(1.80)	(0.45)	(0.14)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—	—		—	0.00 (c)	0.00 (c)
Net asset value, end of period	$29.65		$27.92	$21.91		$17.77	$23.00	$15.32
Total Return
Total return based on net asset value(d)	6.19	%(g)	29.15%	28.09%		(14.86)%	53.13%	5.05%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$345,006		$168,460	$344,702		$167,268	$196,468	$128,303
Ratio of net expenses to average net assets	0.70	%*	0.73%	0.76%		0.77%	0.78%	0.80%*
Ratio of net investment income to average net assets	1.59	%*	0.95%	3.45	%(e)	1.33%	0.84%	1.09%*
Portfolio turnover rate(f)	11%		24%	15%		22%	33%	24%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from December 31, 2014 to March 31, 2016. All shares of this class were redeemed on December 31, 2014 at $16.76. New shares were issued at $14.72 on April 01, 2016.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level.

(g)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Period January 10, 2020(a) through December 31, 2020	For the Period January 1, 2016 through October 10, 2016(a)		For the Period November 2, 2015(b) through December 31, 2015
Net asset value, beginning of period	$28.30		$22.69	$15.12		$15.40
From Investment Operations
Net investment income(a)	0.20		0.22	0.11		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.56		5.76	1.69		(0.28)
Net increase in net asset value from investment operations	1.76		5.98	1.80		(0.26)
Dividends and Distributions to Shareholders
From net investment income	—		(0.37)	—		(0.06)
From net realized gain on investments	—		—	—		(0.00	)(d)
Total Dividends and Distributions	—		(0.37)	—		(0.06)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	0.01		0.04
Net asset value, end of period	$30.06		$28.30	$16.93		$15.12
Total Return
Total return based on net asset value(b)	6.21	%(g)	26.45%	12.04%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$293,980		$276,791	$110,086		$98,273
Ratio of net expenses to average net assets	0.67	%*	0.70%*	0.73	%*	0.76	%*
Ratio of net investment income to average net assets	1.32	%*	1.05%*	1.29	%*	0.88	%*
Portfolio turnover rate(d)	11%		24%	24%		46%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from October 10, 2016 to January 9, 2020. All shares of this class were redeemed on October 10, 2016 at $16.93. New shares were issued at $22.69 on January 10, 2020.

(b)  Commencement of investment operations.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Amount is less than $0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Portfolio turnover rate calculated at Fund level.

(g)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$28.69		$22.50	$18.23		$23.55	$15.67	$15.33
From Investment Operations
Net investment income(a)	0.21		0.24	0.72		0.31	0.19	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	1.58		6.33	4.42		(3.81)	8.15	0.35
Net increase (decrease) in net asset value from investment operations	1.79		6.57	5.14		(3.50)	8.34	0.48
Dividends and Distributions to Shareholders
From net investment income	—		(0.38)	(0.68)		(0.27)	(0.28)	(0.15)
From net realized gain on investments	—		—	(0.19)		(1.55)	(0.18)	—
Total Dividends and Distributions	—		(0.38)	(0.87)		(1.82)	(0.46)	(0.15)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—		—	0.00 (b)	0.01
Net asset value, end of period	$30.48		$28.69	$22.50		$18.23	$23.55	$15.67
Total Return
Total return based on net asset value(c)	6.24	%(f)	29.25%	28.19%		(14.80)%	53.25%	3.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,969,837		$1,953,356	$1,331,946		$1,063,434	$1,232,137	$1,075,176
Ratio of net expenses to average net assets	0.62	%*	0.65%	0.68%		0.69%	0.70%	0.71%
Ratio of net investment income to average net assets	1.37	%*	1.08%	3.47	%(d)	1.41%	0.91%	0.83%
Portfolio turnover rate(e)	11%		24%	15%		22%	33%	24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$27.56		$21.64	$17.57		$22.79	$18.22
From Investment Operations
Net investment income(b)	0.18		0.20	0.71		0.34	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.52		6.08	4.21		(3.75)	5.00
Net increase (decrease) in net asset value from investment operations	1.70		6.28	4.92		(3.41)	5.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.36)	(0.66)		(0.26)	(0.27)
From net realized gain on investments	—		—	(0.19)		(1.55)	(0.18)
Total Dividends and Distributions	—		(0.36)	(0.85)		(1.81)	(0.45)
Net asset value, end of period	$29.26		$27.56	$21.64		$17.57	$22.79
Total Return
Total return based on net asset value(c)	6.17	%(f)	29.04%	28.00%		(14.91)%	27.57%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,025,768		$2,441,338	$1,328,535		$499,172	$73,349
Ratio of net expenses to average net assets	0.77	%*	0.80%	0.83%		0.84%	0.85%*
Ratio of net investment income to average net assets	1.27	%*	0.95%	3.55	%(d)	1.65%	0.18%*
Portfolio turnover rate(e)	11%		24%	15%		22%	33%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Emerging Markets Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$27.55		$21.64	$17.56		$22.80	$18.22
From Investment Operations
Net investment income(b)	0.17		0.18	0.79		0.11	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	1.52		6.07	4.12		(3.54)	4.86
Net increase (decrease) in net asset value from investment operations	1.69		6.25	4.91		(3.43)	5.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.34)	(0.64)		(0.26)	(0.26)
From net realized gain on investments	—		—	(0.19)		(1.55)	(0.18)
Total Dividends and Distributions	—		(0.34)	(0.83)		(1.81)	(0.44)
Net asset value, end of period	$29.24		$27.55	$21.64		$17.56	$22.80
Total Return
Total return based on net asset value(c)	6.14	%(f)	28.91%	27.94%		(14.98)%	27.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,399,533		$1,226,335	$663,593		$255,795	$6
Ratio of net expenses to average net assets	0.86	%*	0.89%	0.92%		0.95%	0.85%*
Ratio of net investment income to average net assets	1.16	%*	0.86%	3.81	%(d)	0.68%	1.13%*
Portfolio turnover rate(e)	11%		24%	15%		22%	33%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Value	% of Total Net Assets
Advertising	$14,815,755	1.0%
Airlines	34,720,612	2.4
Apparel	13,609,068	1.0
Auto Manufacturers	33,211,397	2.4
Banks	16,246,471	1.2
Beverages	22,328,695	1.6
Biotechnology	60,047,574	4.3
Building Materials	41,629,074	2.9
Chemicals	13,739,766	1.0
Commercial Services	89,319,226	6.4
Cosmetics/Personal Care	16,937,442	1.2
Distribution/Wholesale	12,142,205	0.9
Diversified Financial Services	69,224,431	4.9
Environmental Control	6,113,304	0.4
Healthcare — Products	91,816,104	6.5
Healthcare — Services	38,075,062	2.7
Home Furnishings	3,865,349	0.3
Insurance	97,983,468	6.9
Internet	374,777,524	26.5
Lodging	5,682,367	0.4
Machinery — Construction & Mining	9,213,809	0.6
Machinery — Diversified	30,746,282	2.1
Media	10,988,183	0.8
Mining	42,098,785	3.0
Miscellaneous Manufacturing	15,442,194	1.1
Oil & Gas	19,366,711	1.4
Real Estate	25,017,629	1.8
Retail	24,544,548	1.8
Semiconductors	61,218,076	4.3
Software	99,185,596	7.0
Total Value of Investments	1,394,106,707	98.8
Other assets less liabilities	16,751,347	1.2
Net Assets	$1,410,858,054	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 3.2%
BHP Group PLC	706,502	$20,906,083
Orica Ltd.	314,581	3,128,604
Rio Tinto PLC	256,609	21,192,703
		45,227,390
BRAZIL — 0.5%
B3 SA — Brasil Bolsa Balcao	2,208,800	7,438,458
CANADA — 2.8%
Fairfax Financial Holdings Ltd.	14,319	6,279,290
Shopify, Inc., Class A *	22,378	32,693,811
		38,973,101
CHINA — 7.5%
Alibaba Group Holding Ltd. ADR *	104,402	23,676,285
Autohome, Inc. ADR	52,778	3,375,681
Brilliance China Automotive Holdings Ltd. (a)	6,366,000	2,992,659
KE Holdings, Inc. ADR *	48,180	2,297,222
Li Auto, Inc. ADR *	273,649	9,561,296
Meituan, Class B *	644,300	26,578,125
Ping An Healthcare and Technology Co., Ltd. *	409,300	5,098,923
Ping An Insurance Group Co. of China Ltd., Class H	1,381,000	13,499,825
Prosus NV *	127,432	12,484,207
Tencent Music Entertainment Group ADR *	379,514	5,874,877
		105,439,100
DENMARK — 0.6%
Genmab A/S *	19,985	8,188,711
FRANCE — 2.6%
Adevinta ASA *	532,453	10,214,030
Pernod Ricard SA	100,461	22,328,695
Ubisoft Entertainment SA *	61,884	4,323,693
		36,866,418

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
GERMANY — 1.5%
adidas AG	36,470	$13,609,068
Deutsche Boerse AG	47,300	8,256,038
		21,865,106
HONG KONG — 1.6%
AIA Group Ltd.	1,848,800	22,935,434
INDIA — 2.4%
Housing Development Finance Corp., Ltd.	393,915	13,146,185
ICICI Bank Ltd. ADR *	479,310	8,196,201
Reliance Industries Ltd. GDR	228,212	12,916,799
		34,259,185
IRELAND — 3.2%
CRH PLC	348,381	17,686,996
Ryanair Holdings PLC ADR *	252,261	27,297,163
		44,984,159
JAPAN — 5.6%
Advantest Corp.	186,000	16,700,349
CyberAgent, Inc.	576,500	12,346,943
Hoshizaki Corp.	45,500	3,865,349
Olympus Corp.	941,800	18,733,282
SMC Corp.	19,700	11,654,417
Sysmex Corp.	127,600	15,137,792
		78,438,132
MACAU — 0.4%
Sands China Ltd. *	1,350,000	5,682,366
NETHERLANDS — 0.6%
Adyen NV *	3,403	8,345,283
NORWAY — 0.8%
Schibsted ASA, Class A	227,776	10,988,183

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
RUSSIA — 0.8%
Mail.Ru Group Ltd. GDR Reg S *	150,608	$3,423,737
Sberbank of Russia PJSC ADR	484,460	8,050,270
		11,474,007
SOUTH AFRICA — 2.8%
Naspers Ltd., N Shares	189,985	40,057,767
SWEDEN — 1.6%
Atlas Copco AB, B Shares	248,662	13,096,145
Epiroc AB, B Shares	469,311	9,213,809
		22,309,954
SWITZERLAND — 1.3%
Compagnie Financiere Richemont SA	89,643	10,867,297
Wizz Air Holdings PLC *	114,819	7,423,449
		18,290,746
TAIWAN — 4.3%
Sea Ltd. ADR *	116,610	32,021,106
Taiwan Semiconductor Manufacturing Co., Ltd.	1,320,000	28,430,203
		60,451,309
UNITED KINGDOM — 3.0%
Farfetch Ltd., Class A *	229,780	11,571,721
Hays PLC *	1,750,673	3,840,826
Prudential PLC	1,390,375	26,452,966
		41,865,513
UNITED STATES — 51.7%
ABIOMED, Inc. *	22,673	7,076,470
Albemarle Corp.	81,561	13,739,766
Alnylam Pharmaceuticals, Inc. *	83,534	14,160,684
Alphabet, Inc., Class C *	12,732	31,910,466
Amazon.com, Inc. *	8,287	28,508,606
Anthem, Inc.	72,090	27,523,962
Arthur J Gallagher & Co.	142,097	19,904,948
Axon Enterprise, Inc. *	69,647	12,313,590

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Booking Holdings, Inc. *	6,188	$13,539,901
Broadridge Financial Solutions, Inc.	71,524	11,553,272
Carvana Co. *	28,422	8,578,328
CBRE Group, Inc., Class A *	195,531	16,762,873
Charles Schwab Corp. (The)	135,939	9,897,719
Chegg, Inc. *	99,712	8,287,064
Cloudflare, Inc., Class A *	159,189	16,848,564
CoStar Group, Inc. *	84,940	7,034,731
Datadog, Inc., Class A *	68,813	7,162,057
DoorDash, Inc., Class A *	59,982	10,696,590
EOG Resources, Inc.	77,300	6,449,912
Estee Lauder Cos., Inc. (The), Class A	53,249	16,937,442
Exact Sciences Corp. *	53,870	6,696,580
Facebook, Inc., Class A *	51,316	17,843,086
Howard Hughes Corp. (The) *	61,128	5,957,535
IAC/InterActiveCorp *	34,101	5,257,351
Illumina, Inc. *	25,228	11,938,142
LendingTree, Inc. *	14,932	3,163,792
Lyft, Inc., Class A *	134,459	8,132,080
Markel Corp. *	7,509	8,911,005
Martin Marietta Materials, Inc.	68,054	23,942,078
Mastercard, Inc., Class A	74,837	27,322,240
Microsoft Corp.	117,763	31,901,997
Moderna, Inc. *	81,128	19,063,457
Moody's Corp.	98,519	35,700,330
Netflix, Inc. *	16,104	8,506,294
Novocure Ltd.*	69,185	15,346,617
Oscar Health, Inc., Class A *	207,419	4,459,508
ResMed, Inc.	56,540	13,938,241
S&P Global, Inc.	33,303	13,669,216
Service Corp. International	232,166	12,441,776
SiteOne Landscape Supply, Inc. *	71,737	12,142,205
Snowflake, Inc., Class A *	30,398	7,350,236
Spotify Technology SA *	21,444	5,909,752
STAAR Surgical Co. *	52,147	7,952,417
Stericycle, Inc. *	85,441	6,113,304
Teladoc Health, Inc. *	63,450	10,551,100
Teradyne, Inc.	120,092	16,087,524

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Tesla, Inc. *	30,392	$20,657,442
Thermo Fisher Scientific, Inc.	27,021	13,631,284
Trade Desk, Inc. (The), Class A *	191,517	14,815,755
Twilio, Inc., Class A *	39,543	15,586,269
Vimeo, Inc. *	74,299	3,640,651
Wayfair, Inc., Class A *	44,466	14,038,361
Westinghouse Air Brake Technologies Corp.	72,852	5,995,720
Zillow Group, Inc., Class C *	102,079	12,476,095
		730,026,385
TOTAL INVESTMENTS — 98.8%
(cost $741,982,288)		$1,394,106,707
Other assets less liabilities — 1.2%		16,751,347
NET ASSETS — 100.0%		$1,410,858,054

(a)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At June 30, 2021, the net value of these securities was $3,423,737 representing 0.2% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$917,067,121	$474,046,927	$2,992,659	$1,394,106,707
Total	$917,067,121	$474,046,927	$2,992,659	$1,394,106,707

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Global Alpha Equities Fund

ASSETS
Investments, at value (cost $741,982,288)	$1,394,106,707
Cash	14,801,970
Foreign cash, at value (cost $2,117,899)	2,112,789
Receivable for investments sold	4,113,166
Capital shares sold receivable	1,718,374
Dividends receivable	448,605
Tax reclaims receivable	418,736
Receivable for India gains tax refunds (Note A)	76,898
Prepaid assets	35,311
Total Assets	1,417,832,556
LIABILITIES
Advisory fee payable	1,534,080
Payable for investment purchased	4,383,879
Deferred India capital gains tax liability (Note A)	402,037
Shareholder Servicing fee payable	298,525
Administration & Supervisory fee payable	149,868
Trustee fee payable	8,714
Commitment fee payable	1,940
Accrued expenses	195,459
Total Liabilities	6,974,502
NET ASSETS	$1,410,858,054
COMPOSITION OF NET ASSETS
Paid-in capital	$607,268,329
Total distributable earnings	803,589,725
$1,410,858,054
NET ASSET VALUE, PER SHARE
Class 2 ( $263,287,739 / 11,221,931 shares outstanding), unlimited authorized, no par value	$23.46
Class 3 ( $125,609,329 / 5,199,617 shares outstanding), unlimited authorized, no par value	$24.16
Class 4 ( $654,541,292 / 26,391,627 shares outstanding), unlimited authorized, no par value	$24.80
Class K ( $323,886,531 / 13,845,877 shares outstanding), unlimited authorized, no par value	$23.39
Institutional Class ( $43,533,163 / 1,859,335 shares outstanding), unlimited authorized, no par value	$23.41

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2021

For the Six Months Ended June 30, 2021 (unaudited)
Baillie Gifford Global Alpha Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $502,751)	$7,115,308
Interest	3,551
Total Investment Income	7,118,859
EXPENSES
Advisory fee (Note B)	3,078,216
Shareholder Servicing fees — Class 2 shares (Note B)	248,468
Shareholder Servicing fees — Class 3 shares (Note B)	97,636
Shareholder Servicing fees — Class 4 shares (Note B)	250,027
Administration & Supervisory fee — Class K shares (Note B)	257,143
Administration & Supervisory fee — Institutional Class shares (Note B)	29,441
Transfer agency	48,852
Sub-transfer agency — Institutional Class shares	15,150
Fund accounting	225,304
Legal	83,562
Custody	67,868
Registration fees	33,783
Trustees' fees	17,084
Professional fees	16,426
Commitment fees	3,820
Line of Credit	235
Miscellaneous	16,953
Total Expenses	4,489,968
Net Investment Income	2,628,891
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments (net of India capital gains tax benefit of $48,930)	155,022,782
Foreign currency transactions	51,904
155,074,686
Net change in unrealized depreciation on:
Investments (net of deferred India capital gains tax benefit of $1,656) (Note A)	(1,279,807)
Translation of net assets and liabilities denominated in foreign currencies	(32,439)
(1,312,246)
Net realized and unrealized gain	153,762,440
NET INCREASE IN NET ASSETS FROM OPERATIONS	$156,391,331

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford Global Alpha Equities Fund

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,628,891	$3,240,769
Net realized gain	155,074,686	76,002,418
Net change in unrealized appreciation (depreciation)	(1,312,246)	317,960,026
Net increase in net assets from operations	156,391,331	397,203,213
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(13,975,367)
Class 3	—	(15,207,662)
Class 4	—	(36,754,305)
Class K	—	(15,897,931)
Institutional Class	—	(1,590,334)
Total Distributions to Shareholders	—	(83,425,599)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	170,718,384 *	21,406,000
Class 3	—	—
Class 4	—	453,824,236 *
Class K	52,602,004	162,657,595
Institutional Class	13,384,727	22,514,998
Dividends reinvested:
Class 2	—	13,975,368
Class 3	—	15,207,661
Class 4	—	36,754,305
Class K	—	15,897,930
Institutional Class	—	1,590,334
Cost of shares redeemed:
Class 2	(186,409,999)	(12,867,763)
Class 3	(180,167,937)*	(440,824,236)*
Class 4	(100,000,000)	(25,000,000)
Class K	(26,385,561)	(36,392,473)
Institutional Class	(749,303)	(1,613,033)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(257,007,685)	227,130,922
Total Increase (Decrease) in Net Assets	(100,616,354)	540,908,536
NET ASSETS
Beginning of period	1,511,474,408	970,565,872
End of period	$1,410,858,054	$1,511,474,408

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$21.18		$16.46	$13.13		$18.85	$14.52	$13.96
From Investment Operations
Net investment income(a)	0.03		0.04	0.39		0.11	0.10	0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.25		5.93	3.89		(1.93)	4.91	0.59
Net increase (decrease) in net asset value from investment operations	2.28		5.97	4.28		(1.82)	5.01	0.69
Dividends and Distributions to Shareholders
From net investment income	—		(0.13)	(0.57)		(0.13)	(0.11)	(0.08)
From net realized gain on investments	—		(1.12)	(0.38)		(3.77)	(0.57)	(0.05)
Total Dividends and Distributions	—		(1.25)	(0.95)		(3.90)	(0.68)	(0.13)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—		—	0.00 (b)	0.00 (b)
Net asset value, end of period	$23.46		$21.18	$16.46		$13.13	$18.85	$14.52
Total Return
Total return based on net asset value(c)	10.75	%(f)	36.31%	32.56%		(9.44)%	34.56%	4.95%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$263,288		$250,776	$173,625		$129,690	$154,523	$225,095
Ratio of net expenses to average net assets	0.64	%*	0.65%	0.67%		0.68%	0.67%	0.67%
Ratio of net investment income to average net assets	0.29	%*	0.25%	2.52	%(d)	0.59%	0.59%	0.69%
Portfolio turnover rate(e)	14%		23%	17%		18%	27%	20%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$21.80		$16.90	$13.46		$19.22	$14.79	$14.23
From Investment Operations
Net investment income(a)	0.04		0.07	0.41		0.13	0.10	0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.32		6.07	3.99		(1.97)	5.04	0.61
Net increase (decrease) in net asset value from investment operations	2.36		6.14	4.40		(1.84)	5.14	0.71
Dividends and Distributions to Shareholders
From net investment income	—		(0.12)	(0.58)		(0.15)	(0.14)	(0.10)
From net realized gain on investments	—		(1.12)	(0.38)		(3.77)	(0.57)	(0.05)
Total Dividends and Distributions	—		(1.24)	(0.96)		(3.92)	(0.71)	(0.15)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—		—	0.00 (b)	0.00 (b)
Net asset value, end of period	$24.16		$21.80	$16.90		$13.46	$19.22	$14.79
Total Return
Total return based on net asset value(c)	10.79	%(f)	36.40%	32.65%		(9.37)%	34.65%	5.02%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$125,609		$282,859	$568,608		$449,177	$564,714	$593,513
Ratio of net expenses to average net assets	0.57	%*	0.58%	0.60%		0.61%	0.60%	0.60%
Ratio of net investment income to average net assets	0.35	%*	0.41%	2.61	%(d)	0.67%	0.60%	0.75%
Portfolio turnover rate(e)	14%		23%	17%		18%	27%	20%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period July 10, 2017(a) through December 31, 2017
Net asset value, beginning of period	$22.38	$17.34	$13.79	$19.58	$17.99
From Investment Operations
Net investment income(b)	0.05	0.03	0.42	0.11	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.37	6.28	4.10	(1.98)	2.31
Net increase (decrease) in net asset value from investment operations	2.42	6.31	4.52	(1.87)	2.32

Dividends and Distributions to Shareholders

From net investment income	—		(0.15)	(0.59)		(0.15)	(0.16)
From net realized gain on investments	—		(1.12)	(0.38)		(3.77)	(0.57)
Total Dividends and Distributions	—		(1.27)	(0.97)		(3.92)	(0.73)
Net asset value, end of period	$24.80		$22.38	$17.34		$13.79	$19.58
Total Return
Total return based on net asset value(c)	10.81	%(f)	36.45%	32.69%		(9.35)%	12.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$654,541		$682,239	$147,092		$110,854	$367,908
Ratio of net expenses to average net assets	0.54	%*	0.55%	0.57%		0.58%	0.58%*
Ratio of net investment income to average net assets	0.39	%*	0.16%	2.62	%(d)	0.57%	0.15%*
Portfolio turnover rate(e)	14%		23%	17%		18%	27%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$21.12	$16.42	$13.11	$18.82	$16.56
From Investment Operations
Net investment income(b)	0.03	0.03	0.35	0.11	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.24	5.93	3.92	(1.92)	2.96
Net increase (decrease) in net asset value from investment operations	2.27	5.96	4.27	(1.81)	2.98

Dividends and Distributions to Shareholders

From net investment income	—		(0.14)	(0.58)		(0.13)	(0.15)
From net realized gain on investments	—		(1.12)	(0.38)		(3.77)	(0.57)
Total Dividends and Distributions	—		(1.26)	(0.96)		(3.90)	(0.72)
Net asset value, end of period	$23.39		$21.12	$16.42		$13.11	$18.82
Total Return
Total return based on net asset value(c)	10.75	%(f)	36.35%	32.48%		(9.38)%	17.97%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$323,887		$267,923	$81,234		$41,427	$56,163
Ratio of net expenses to average net assets	0.64	%*	0.65%	0.67%		0.68%	0.68%*
Ratio of net investment income to average net assets	0.29	%*	0.18%	2.22	%(d)	0.56%	0.17%*
Portfolio turnover rate(e)	14%		23%	17%		18%	27%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Global Alpha Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$21.15	$16.45	$13.12	$18.84	$16.56
From Investment Operations
Net investment income(b)	0.02	0.02	0.39	0.12	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	2.24	5.93	3.89	(1.94)	2.95
Net increase (decrease) in net asset value from investment operations	2.26	5.95	4.28	(1.82)	2.99

Dividends and Distributions to Shareholders

From net investment income	—		(0.13)	(0.57)		(0.13)	(0.14)
From net realized gain on investments	—		(1.12)	(0.38)		(3.77)	(0.57)
Total Dividends and Distributions	—		(1.25)	(0.95)		(3.90)	(0.71)
Net asset value, end of period	$23.41		$21.15	$16.45		$13.12	$18.84
Total Return
Total return based on net asset value(c)	10.69	%(f)	36.22%	32.56%		(9.42)%	18.03%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$43,533		$27,677	$7		$5	$6
Ratio of net expenses to average net assets	0.72	%*	0.74%	0.67%		0.68%	0.67%*
Ratio of net investment income to average net assets	0.22	%*	0.09%	2.56	%(d)	0.62%	0.35%*
Portfolio turnover rate(e)	14%		23%	17%		18%	27%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

	Value	% of Total Net Assets
Advertising	$118,361	1.7%
Apparel	83,214	1.2
Auto Manufacturers	207,988	3.0
Auto Parts & Equipment	134,099	2.0
Banks	218,615	3.2
Biotechnology	351,007	5.1
Building Materials	63,224	0.9
Chemicals	161,939	2.4
Commercial Services	422,838	6.2
Distribution/Wholesale	135,703	2.0
Diversified Financial Services	291,501	4.3
Electronics	49,077	0.7
Food	30,506	0.5
Hand/Machine Tools	75,527	1.1
Healthcare — Products	426,598	6.2
Home Furnishings	43,893	0.6
Insurance	285,482	4.2
Internet	1,875,128	27.4
Machinery — Diversified	356,249	5.2
Metal Fabricate/Hardware	71,068	1.0
Pharmaceuticals	118,003	1.7
Real Estate	114,455	1.7
Retail	89,375	1.3
Semiconductors	317,922	4.6
Software	423,028	6.1
Telecommunications	240,368	3.5
Toys/Games/Hobbies	64,914	1.0
Total Value of Investments	6,770,082	98.8
Other assets less liabilities	85,636	1.2
Net Assets	$6,855,718	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
COMMON STOCKS — 98.8%
ARGENTINA — 1.0%
MercadoLibre, Inc. *	43	$66,985
CANADA — 5.7%
Shopify, Inc., Class A *	266	388,621
CHINA — 6.8%
Alibaba Group Holding Ltd. *	4,332	122,829
Baidu, Inc. ADR *	125	25,487
JD.com, Inc., Class A *	2,502	99,637
Meituan, Class B *	2,300	94,878
Tencent Holdings Ltd.	1,600	120,468
		463,299
FRANCE — 2.8%
Adevinta ASA *	2,615	50,164
Dassault Systemes SE *	236	57,276
Sartorius Stedim Biotech	180	85,192
		192,632
GERMANY — 2.5%
adidas AG	223	83,214
Zalando SE *	739	89,375
		172,589
HONG KONG — 2.5%
AIA Group Ltd.	9,400	116,612
Hong Kong Exchanges & Clearing Ltd.	900	53,577
		170,189
IRELAND — 0.5%
COSMO Pharmaceuticals NV *	400	36,874
JAPAN — 11.0%
Bridgestone Corp.	1,300	59,088
Denso Corp.	1,100	75,011
DMG Mori Seiki Co., Ltd.	4,200	75,527
FANUC Corp. ADR	3,312	79,389

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
FANUC Corp.	200	$47,959
Kubota Corp.	4,800	97,103
MISUMI Group, Inc.	2,100	71,068
Nintendo Co., Ltd. ADR	895	64,914
SoftBank Group Corp.	1,600	111,587
Sumitomo Mitsui Trust Holdings, Inc.	2,300	73,370
		755,016
NETHERLANDS — 1.7%
IMCD NV	712	113,447
SOUTH KOREA — 1.9%
Samsung SDI Co., Ltd.	208	128,781
SWEDEN — 2.8%
Atlas Copco AB, B Shares	1,490	78,473
Beijer Ref AB	2,991	53,325
Nibe Industrier AB, B Shares	6,000	63,224
		195,022
TAIWAN — 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	172,304
UNITED KINGDOM — 4.2%
Hargreaves Lansdown PLC	1,800	39,608
Just Group PLC *	36,025	46,465
Ocado Group PLC *	1,101	30,506
Prudential PLC	4,999	95,110
St James's Place PLC	3,811	77,923
		289,612
UNITED STATES — 52.9%
10X Genomics, Inc., Class A *	360	70,495
ABIOMED, Inc. *	240	74,906
Affirm Holdings, Inc. *	771	51,927
Alphabet, Inc., Class A *	42	102,555
Amazon.com, Inc. *	58	199,529
Chegg, Inc. *	2,254	187,330
Codexis, Inc. *	2,140	48,492
Denali Therapeutics, Inc. *	1,671	131,073
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
Exact Sciences Corp. *	612	$76,078
Fastenal Co.	1,193	62,036
First Republic Bank	776	145,244
Glaukos Corp. *	387	32,829
Illumina, Inc. *	304	143,856
iRobot Corp. *	470	43,893
LendingTree, Inc. *	246	52,123
Lyft, Inc., Class A *	509	30,784
Markel Corp. *	23	27,294
MarketAxess Holdings, Inc.	396	183,582
Mastercard, Inc., Class A	187	68,272
Netflix, Inc. *	292	154,237
NVIDIA Corp.	182	145,618
Pacira BioSciences, Inc. *	1,337	81,129
Redfin Corp. *	1,805	114,455
Spotify Technology SA *	312	85,984
STAAR Surgical Co. *	1,070	163,175
Tesla, Inc. *	306	207,988
Trade Desk, Inc. (The), Class A *	1,530	118,361
Twilio, Inc., Class A *	313	123,372
Upwork, Inc. *	3,210	187,111
Waters Corp. *	142	49,077
Watsco, Inc.	257	73,667
Wayfair, Inc., Class A *	462	145,858
Workday, Inc., Class A *	490	116,983
Zoom Video Communications, Inc., Class A *	324	125,398
		3,624,711
TOTAL INVESTMENTS — 98.8%
(cost $3,573,501)		$6,770,082
Other assets less liabilities — 1.2%		85,636
NET ASSETS — 100.0%		$6,855,718

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$4,250,106	$2,519,976	$—	$6,770,082
Total	$4,250,106	$2,519,976	$—	$6,770,082

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

ASSETS
Investments, at value (cost $3,573,501)	$6,770,082
Cash	109,830
Due from Investment Advisor	16,161
Dividends receivable	3,912
Tax reclaims receivable	639
Prepaid assets	20,757
Total Assets	6,921,381
LIABILITIES
Advisory fee payable	5,384
Administration & Supervisory fee payable	2,774
Trustee fee payable	39
Commitment fee payable	7
Accrued expenses	57,459
Total Liabilities	65,663
NET ASSETS	$6,855,718
COMPOSITION OF NET ASSETS
Paid-in capital	$3,296,639
Total distributable earnings	3,559,079
$6,855,718
NET ASSET VALUE, PER SHARE
Class K ( $3,427,859 / 159,245 shares outstanding), unlimited authorized, no par value	$21.53
Institutional Class ( $3,427,859 / 159,244 shares outstanding), unlimited authorized, no par value	$21.53

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2021

For the Six Months Ended June 30, 2021 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,540)	$18,339
Interest	6
Total Investment Income	18,345
EXPENSES
Advisory fee (Note B)	10,824
Administration & Supervisory fee — Class K shares (Note B)	2,788
Administration & Supervisory fee — Institutional Class shares (Note B)	2,788
Transfer agency	16,228
Fund accounting	47,607
Registration fees	19,835
Professional fees	15,979
Custody	1,188
Legal	349
Trustees' fees	73
Commitment fees	15
Miscellaneous	2,573
Total Expenses	120,247
Fees waived/expenses reimbursed	(98,926)
Total Expenses after waiver	21,321
Net Investment Loss	(2,976)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	355,764
Foreign currency transactions	46
355,810
Net change in unrealized appreciation (depreciation) on:
Investments	243,959
Translation of net assets and liabilities denominated in foreign currencies	(16)
243,943
Net realized and unrealized gain	599,753
NET INCREASE IN NET ASSETS FROM OPERATIONS	$596,777

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford Global Stewardship Equities Fund

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(2,976)	$(4,320)
Net realized gain	355,810	240,045
Net change in unrealized appreciation	243,943	2,456,180
Net increase in net assets from operations	596,777	2,691,905
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(111,795)
Institutional Class	—	(111,795)
Total Distributions to Shareholders	—	(223,590)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Dividends reinvested:
Class K	—	111,795
Institutional Class	—	111,795
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	223,590
Total Increase in Net Assets	596,777	2,691,905
NET ASSETS
Beginning of period	6,258,941	3,567,036
End of period	$6,855,718	$6,258,941

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Global Stewardship Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$19.65		$11.62	$9.09	$10.15	$10.00
From Investment Operations
Net investment income (loss)(b)	(0.01)		(0.01)	0.03	0.03	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	1.89		8.77	2.64	(0.99)	0.15
Net increase (decrease) in net asset value from investment operations	1.88		8.76	2.67	(0.96)	0.15
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.03)	(0.02)	—
From net realized gain on investments	—		(0.73)	(0.11)	(0.08)	—
Total Dividends and Distributions	—		(0.73)	(0.14)	(0.10)	—
Net asset value, end of period	$21.53		$19.65	$11.62	$9.09	$10.15
Total Return
Total return based on net asset value(d)	9.52%		75.39%	29.37%	(9.43)%	1.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,428		$3,129	$1,784	$1,378	$1,523
Ratio of net expenses to average net assets, before waiver	3.67	%*	5.22%	6.60%	5.53%	18.55	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%	0.65%	0.65%	0.65	%*
Ratio of net investment income (loss) to average net assets	(0.09	)%*	(0.10)%	0.24%	0.25%	(0.31	)%*
Portfolio turnover rate(e)	9%		17%	21%	14%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Global Stewardship Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$19.65		$11.62	$9.09	$10.15	$10.00
From Investment Operations
Net investment income (loss)(b)	(0.01)		(0.01)	0.03	0.03	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	1.89		8.77	2.64	(0.99)	0.15
Net increase (decrease) in net asset value from investment operations	1.88		8.76	2.67	(0.96)	0.15
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.03)	(0.02)	—
From net realized gain on investments	—		(0.73)	(0.11)	(0.08)	—
Total Dividends and Distributions	—		(0.73)	(0.14)	(0.10)	—
Net asset value, end of period	$21.53		$19.65	$11.62	$9.09	$10.15
Total Return
Total return based on net asset value(d)	9.52%		75.39%	29.37%	(9.43)%	1.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,428		$3,129	$1,784	$1,379	$1,523
Ratio of net expenses to average net assets, before waiver	3.67	%*	5.22%	6.60%	5.53%	18.55	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%	0.65%	0.65%	0.80	%*
Ratio of net investment income (loss) to average net assets	(0.09	)%*	(0.10)%	0.24%	0.25%	(0.31	)%*
Portfolio turnover rate(e)	9%		17%	21%	14%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Alpha Fund

	Value	% of Total Net Assets
Airlines	$106,049,838	2.5%
Apparel	30,004,019	0.7
Auto Parts & Equipment	53,953,122	1.3
Banks	98,228,820	2.3
Beverages	40,977,038	1.0
Biotechnology	61,061,339	1.5
Building Materials	143,472,259	3.4
Chemicals	197,895,205	4.6
Commercial Services	228,659,149	5.4
Cosmetics/Personal Care	49,986,316	1.2
Distribution/Wholesale	47,150,506	1.1
Diversified Financial Services	304,008,737	7.2
Electronics	69,937,061	1.7
Food	155,073,405	3.6
Healthcare — Products	39,963,465	1.0
Home Furnishings	103,817,158	2.5
Insurance	279,105,574	6.6
Internet	731,217,722	17.4
Leisure Time	57,196,913	1.4
Machinery — Construction & Mining	58,239,330	1.4
Machinery — Diversified	253,987,626	6.0
Mining	101,906,016	2.4
Pharmaceuticals	29,569,368	0.7
Real Estate	22,258,597	0.5
Retail	132,390,221	3.2
Semiconductors	345,569,154	8.3
Software	251,399,345	6.0
Toys/Games/Hobbies	40,680,713	1.0
Transportation	127,797,152	3.0
Total Value of Investments	4,161,555,168	98.9
Other assets less liabilities	47,239,850	1.1
Net Assets	$4,208,795,018	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 98.8%
ARGENTINA — 4.2%
MercadoLibre, Inc. *	112,436	$175,151,676
AUSTRALIA — 4.1%
Cochlear Ltd.	211,820	39,963,465
CSL Ltd.	268,547	57,433,752
Rio Tinto PLC	911,711	75,295,958
		172,693,175
BELGIUM — 0.9%
Umicore SA	583,233	35,681,099
BRAZIL — 0.8%
Itau Unibanco Holding SA ADR	5,710,647	34,320,988
CANADA — 1.6%
Constellation Software, Inc.	23,185	35,114,352
Ritchie Bros. Auctioneers, Inc.	525,565	31,155,493
		66,269,845
CHINA — 10.9%
Alibaba Group Holding Ltd. *	3,407,688	96,621,035
Hangzhou Tigermed Consulting Co., Ltd., Class H	15,000	351,555
KE Holdings, Inc. ADR *	466,833	22,258,597
Meituan, Class B *	1,554,100	64,108,435
Ping An Healthcare and Technology Co., Ltd. *	3,023,400	37,664,507
Ping An Insurance Group Co. of China Ltd., Class H	6,095,500	59,585,940
Prosus NV *	334,801	32,799,650
Tencent Holdings Ltd.	1,306,100	98,339,547
Tencent Music Entertainment Group ADR *	2,787,887	43,156,491
Zai Lab Ltd. ADR *	20,496	3,627,587
		458,513,344
DENMARK — 3.9%
Chr. Hansen Holding A/S	282,409	25,488,299
DSV Panalpina A/S	307,439	71,767,936
Novozymes A/S, B Shares	896,216	67,619,178
		164,875,413

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
FINLAND — 1.5%
Kone Oyj, B Shares	783,780	$63,967,596
FRANCE — 3.5%
Danone SA	654,563	46,051,747
Dassault Systemes SE *	190,766	46,298,185
Edenred	973,561	55,509,288
		147,859,220
GERMANY — 7.7%
Deutsche Boerse AG	466,223	81,377,480
Just Eat Takeaway *	235,166	21,810,805
Rational AG	54,483	49,360,343
SAP SE	589,878	82,854,120
Scout24 AG	1,024,735	86,460,719
		321,863,467
HONG KONG — 3.4%
AIA Group Ltd.	7,157,800	88,796,652
Hong Kong Exchanges & Clearing Ltd.	924,300	55,023,374
		143,820,026
INDIA — 2.5%
Housing Development Finance Corp., Ltd.	2,409,510	80,412,939
ICICI Lombard General Insurance Co., Ltd.	1,253,349	26,446,736
		106,859,675
IRELAND — 5.3%
CRH PLC	1,479,680	75,122,047
Kingspan Group PLC	723,181	68,350,212
Ryanair Holdings PLC ADR *	739,399	80,010,366
		223,482,625
ITALY — 0.9%
FinecoBank Banca Fineco SpA *	2,241,338	39,114,314

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
JAPAN — 12.6%
Denso Corp.	791,200	$53,953,122
FANUC Corp.	191,300	45,873,324
Japan Exchange Group, Inc.	1,984,200	44,199,974
Nidec Corp.	608,200	69,937,061
Nintendo Co., Ltd.	70,300	40,680,713
Shimano, Inc.	240,400	57,196,913
Shiseido Co., Ltd.	677,700	49,986,316
SMC Corp.	113,700	67,264,324
Sony Corp.	561,600	54,456,815
Toyota Tsusho Corp.	993,400	47,150,506
		530,699,068
NETHERLANDS — 5.7%
Adyen NV *	11,243	27,571,559
ASML Holding NV	108,114	74,633,170
Heineken Holding NV	406,080	40,977,038
IMCD NV	433,719	69,106,629
Topicus.com, Inc. *	392,651	28,523,897
		240,812,293
PANAMA — 0.6%
Copa Holdings SA, Class A *	345,672	26,039,472
PERU — 0.6%
Credicorp Ltd. *	204,719	24,793,518
RUSSIA — 1.1%
Magnit PJSC GDR Reg S	1,297,573	18,821,296
MMC Norilsk Nickel PJSC ADR	779,915	26,610,058
		45,431,354
SOUTH AFRICA — 1.0%
Discovery Ltd. *	4,809,879	42,531,052
SOUTH KOREA — 3.5%
NAVER Corp.	114,313	42,417,980
Samsung Electronics Co., Ltd.	1,463,552	104,770,062
		147,188,042

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
SPAIN — 2.8%
Amadeus IT Group SA *	758,174	$53,448,716
Grifols SA	576,138	15,623,066
Grifols SA ADR	496,946	8,622,013
Industria de Diseno Textil SA	1,141,330	40,296,731
		117,990,526
SWEDEN — 3.2%
Atlas Copco AB, B Shares	1,459,798	76,882,383
Epiroc AB, B Shares	2,966,456	58,239,330
		135,121,713
SWITZERLAND — 6.2%
Compagnie Financiere Richemont SA	448,978	54,428,983
Kuehne + Nagel International AG	163,704	56,029,216
Nestle SA	723,646	90,200,362
Temenos AG	364,540	58,608,790
		259,267,351
TAIWAN — 4.4%
Sea Ltd. ADR *	68,611	18,840,580
Taiwan Semiconductor Manufacturing Co., Ltd.	7,715,000	166,165,922
		185,006,502
UNITED KINGDOM — 4.7%
Burberry Group PLC *	1,049,121	30,004,019
Experian PLC	1,570,159	60,622,538
Hargreaves Lansdown PLC	1,953,925	42,994,970
Prudential PLC	3,245,344	61,745,195
		195,366,722
UNITED STATES — 1.2%
Spotify Technology SA *	186,911	51,510,803
Total Common Stocks
(cost $2,452,753,275)		4,156,230,879

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
PREFERRED STOCKS — 0.1%
SPAIN — 0.1%
Grifols SA, B Shares 3.72% (cost $7,287,616)	305,136	$5,324,289
TOTAL INVESTMENTS — 98.9%
(cost $2,460,040,891)		$4,161,555,168
Other assets less liabilities — 1.1%		47,239,850
NET ASSETS — 100.0%		$4,208,795,018

*  Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At June 30, 2021, the net value of these securities was $18,821,296 representing 0.4% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$669,966,480	$3,486,264,399	$—	$4,156,230,879
Preferred Stocks **	—	5,324,289	—	5,324,289
Total	$669,966,480	$3,491,588,688	$—	$4,161,555,168

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Alpha Fund

ASSETS
Investments, at value (cost $2,460,040,891)	$4,161,555,168
Cash	45,257,415
Foreign cash, at value (cost $1,089,216)	1,088,186
Receivable for investments sold	10,974,747
Tax reclaims receivable	6,013,701
Capital shares sold receivable	3,615,005
Dividends receivable	3,041,483
Prepaid assets	55,439
Total Assets	4,231,601,144
LIABILITIES
Advisory fee payable	3,483,438
Payable for investment purchased	13,877,540
Deferred India capital gains tax liability (Note A)	2,536,199
Administration & Supervisory fee payable	838,302
Shareholder Servicing fee payable	525,421
Capital shares purchased payable	936,920
Trustee fee payable	25,683
Commitment fee payable	5,464
Accrued expenses	577,159
Total Liabilities	22,806,126
NET ASSETS	$4,208,795,018
COMPOSITION OF NET ASSETS
Paid-in capital	$2,299,913,327
Total distributable earnings	1,908,881,691
$4,208,795,018
NET ASSET VALUE, PER SHARE
Class 2 ( $404,126,115 / 22,797,202 shares outstanding), unlimited authorized, no par value	$17.73
Class 3 ( $608,309,903 / 33,803,491 shares outstanding), unlimited authorized, no par value	$18.00
Class 4 ( $1,078,424,192 / 58,905,843 shares outstanding), unlimited authorized, no par value	$18.31
Class 5 ( $141,329,525 / 7,574,062 shares outstanding), unlimited authorized, no par value	$18.66
Class K ( $1,204,778,814 / 68,217,129 shares outstanding), unlimited authorized, no par value	$17.66
Institutional Class ( $771,826,469 / 43,594,399 shares outstanding), unlimited authorized, no par value	$17.70

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2021

For the Six Months Ended June 30, 2021 (unaudited)
Baillie Gifford International Alpha Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $5,874,567)	$36,398,674
Interest	3,494
Total Investment Income	36,402,168
Expenses
Advisory fee (Note B)	6,996,374
Shareholder Servicing fees — Class 2 shares (Note B)	330,373
Shareholder Servicing fees — Class 3 shares (Note B)	350,730
Shareholder Servicing fees — Class 4 shares (Note B)	380,927
Shareholder Servicing fees — Class 5 shares (Note B)	15,176
Administration & Supervisory fee — Class K shares (Note B)	982,136
Administration & Supervisory fee — Institutional Class shares (Note B)	656,317
Transfer agency	75,248
Sub-transfer agency — Institutional Class shares	397,142
Fund accounting	607,566
Custody	364,575
Legal	231,167
Registration fees	77,303
Trustees' fees	47,864
Professional fees	25,034
Commitment fees	10,671
Miscellaneous	77,567
Total Expenses	11,626,170
Net Investment Income	24,775,998
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments (net of India capital gains tax expense of $172,272)	142,732,148
Foreign currency transactions	278,427
143,010,575
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred India capital gains tax expense of $219,247) (Note A)	66,110,461
Translation of net assets and liabilities denominated in foreign currencies	(179,386)
65,931,075
Net realized and unrealized gain	208,941,650
NET INCREASE IN NET ASSETS FROM OPERATIONS	$233,717,648

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford International Alpha Fund

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24,775,998	$24,867,498
Net realized gain	143,010,575	132,765,822
Net change in unrealized appreciation	65,931,075	752,927,715
Net increase in net assets from operations	233,717,648	910,561,035
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(8,221,408)
Class 3	—	(17,027,749)
Class 4	—	(24,650,239)
Class 5	—	(3,388,104)
Class K	—	(24,860,209)
Institutional Class	—	(16,563,536)
Total Distributions to Shareholders	—	(94,711,245)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	21,777,010	72,006,000
Class 3	143,460,858 *	295,090,505 *
Class 4	206,823,199 *	397,280,701
Class 5	74	11,000,000
Class K	106,512,804	488,403,549
Institutional Class	157,643,292	572,999,510
Dividends reinvested:
Class 2	—	8,221,408
Class 3	—	17,027,749
Class 4	—	24,650,239
Class 5	—	3,388,104
Class K	—	21,998,469
Institutional Class	—	16,542,889
Cost of shares redeemed:
Class 2	(7,000,000)	(294,390,504)*
Class 3	(331,948,889)*	(453,876,207)
Class 4	(272,060,543)*	(84,000,000)
Class 5	(16,778,434)	—
Class K	(49,317,725)	(180,996,529)
Institutional Class	(154,354,705)	(120,707,617)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(195,243,059)	794,638,266
Total Increase in Net Assets	38,474,589	1,610,488,056
NET ASSETS
Beginning of period	4,170,320,429	2,559,832,373
End of period	$4,208,795,018	$4,170,320,429

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Alpha Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$16.78		$13.57	$10.78		$14.20	$10.90	$10.65
From Investment Operations
Net investment income(a)	0.10		0.12	0.27		0.22	0.18	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.85		3.47	3.20		(2.59)	3.62	0.39
Net increase (decrease) in net asset value from investment operations	0.95		3.59	3.47		(2.37)	3.80	0.56
Dividends and Distributions to Shareholders
From net investment income	—		(0.10)	(0.34)		(0.17)	(0.14)	(0.15)
From net realized gain on investments	—		(0.28)	(0.34)		(0.88)	(0.36)	(0.16)
Total Dividends and Distributions	—		(0.38)	(0.68)		(1.05)	(0.50)	(0.31)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—		—	0.00 (b)	0.00 (b)
Net asset value, end of period	$17.73		$16.78	$13.57		$10.78	$14.20	$10.90
Total Return
Total return based on net asset value(c)	5.67	%(f)	26.45%	32.14%		(16.57)%	34.96%	5.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$404,126		$367,841	$513,803		$335,450	$478,079	$578,606
Ratio of net expenses to average net assets	0.57	%*	0.59%	0.61%		0.62%	0.61%	0.61%
Ratio of net investment income to average net assets	1.15	%*	0.85%	2.11	%(d)	1.57%	1.41%	1.53%
Portfolio turnover rate(e)	7%		24%	13%		33%	12%	12%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Alpha Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$17.02		$13.76	$10.92		$14.37	$11.03	$10.79
From Investment Operations
Net investment income(a)	0.10		0.13	0.28		0.22	0.18	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		3.52	3.24		(2.60)	3.68	0.40
Net increase (decrease) in net asset value from investment operations	0.98		3.65	3.52		(2.38)	3.86	0.57
Dividends and Distributions to Shareholders
From net investment income	—		(0.11)	(0.34)		(0.19)	(0.16)	(0.17)
From net realized gain on investments	—		(0.28)	(0.34)		(0.88)	(0.36)	(0.16)
Total Dividends and Distributions	—		(0.39)	(0.68)		(1.07)	(0.52)	(0.33)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—		—	0.00 (b)	0.00 (b)
Net asset value, end of period	$18.00		$17.02	$13.76		$10.92	$14.37	$11.03
Total Return
Total return based on net asset value(c)	5.71	%(f)	26.54%	32.23%		(16.51)%	35.05%	5.31%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$608,310		$757,194	$668,206		$613,224	$1,119,162	$915,782
Ratio of net expenses to average net assets	0.50	%*	0.52%	0.54%		0.55%	0.55%	0.54%
Ratio of net investment income to average net assets	1.18	%*	0.92%	2.18	%(d)	1.58%	1.35%	1.54%
Portfolio turnover rate(e)	7%		24%	13%		33%	12%	12%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Alpha Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period July 10, 2017(a) through December 31, 2017	For the Period January 1, 2015 through December 10, 2015(a)	For the Year Ended December 31, 2014
Net asset value, beginning of period	$17.32		$14.00	$11.10		$14.59	$13.43	$11.60	$12.20
From Investment Operations
Net investment income(b)	0.11		0.12	0.28		0.23	0.05	0.19	0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		3.60	3.31		(2.65)	1.64	(0.33)	(0.57)
Net increase (decrease) in net asset value from investment operations	0.99		3.72	3.59		(2.42)	1.69	(0.14)	(0.35)
Dividends and Distributions to Shareholders
From net investment income	—		(0.12)	(0.35)		(0.19)	(0.17)	(0.01)	(0.21)
From net realized gain on investments	—		(0.28)	(0.34)		(0.88)	(0.36)	—	(0.05)
Total Dividends and Distributions	—		(0.40)	(0.69)		(1.07)	(0.53)	(0.01)	(0.26)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—	—		—	—	0.01	0.01
Net asset value, end of period	$18.31		$17.32	$14.00		$11.10	$14.59	$11.46	$11.60
Total Return
Total return based on net asset value(c)	5.72	%(f)	26.57%	32.27%		(16.49)%	12.60%	(1.04)%	(2.82)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,078,424		$1,082,123	$580,146		$438,616	$232,741	$59	$352,890
Ratio of net expenses to average net assets	0.47	%*	0.49%	0.51%		0.52%	0.53%*	0.52%*	0.51%
Ratio of net investment income to average net assets	1.24	%*	0.82%	2.20	%(d)	1.61%	0.77%*	1.72%*	1.82%
Portfolio turnover rate(e)	7%		24%	13%		33%	12%	15%	11%

*  Annualized.

(a)  Recommencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Alpha Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$17.65		$14.26	$11.30		$14.82	$11.36	$11.11
From Investment Operations
Net investment income(a)	0.12		0.14	0.30		0.21	0.20	0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.89		3.66	3.35		(2.65)	3.79	0.41
Net increase (decrease) in net asset value from investment operations	1.01		3.80	3.65		(2.44)	3.99	0.60
Dividends and Distributions to Shareholders
From net investment income	—		(0.13)	(0.35)		(0.20)	(0.17)	(0.19)
From net realized gain on investments	—		(0.28)	(0.34)		(0.88)	(0.36)	(0.16)
Total Dividends and Distributions	—		(0.41)	(0.69)		(1.08)	(0.53)	(0.35)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—		—	0.00 (b)	0.00 (b)
Net asset value, end of period	$18.66		$17.65	$14.26		$11.30	$14.82	$11.36
Total Return
Total return based on net asset value(c)	5.75	%(f)	26.64%	32.34%		(16.44)%	35.16%	5.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$141,330		$149,745	$104,935		$79,293	$183,384	$167,297
Ratio of net expenses to average net assets	0.42	%*	0.44%	0.46%		0.47%	0.47%	0.46%
Ratio of net investment income to average net assets	1.29	%*	0.94%	2.25	%(d)	1.55%	1.45%	1.66%
Portfolio turnover rate(e)	7%		24%	13%		33%	12%	12%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Alpha Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$16.71		$13.53	$10.75		$14.17	$12.44
From Investment Operations
Net investment income(b)	0.10		0.10	0.26		0.17	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.85		3.47	3.20		(2.52)	2.25
Net increase (decrease) in net asset value from investment operations	0.95		3.57	3.46		(2.35)	2.26
Dividends and Distributions to Shareholders
From net investment income	—		(0.11)	(0.34)		(0.19)	(0.17)
From net realized gain on investments	—		(0.28)	(0.34)		(0.88)	(0.36)
Total Dividends and Distributions	—		(0.39)	(0.68)		(1.07)	(0.53)
Net asset value, end of period	$17.66		$16.71	$13.53		$10.75	$14.17
Total Return
Total return based on net asset value(c)	5.69	%(f)	26.40%	32.16%		(16.54)%	18.19%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,204,779		$1,083,711	$566,554		$290,186	$108,728
Ratio of net expenses to average net assets	0.57	%*	0.59%	0.61%		0.62%	0.63%*
Ratio of net investment income to average net assets	1.15	%*	0.74%	2.09	%(d)	1.26%	0.12%*
Portfolio turnover rate(e)	7%		24%	13%		33%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Alpha Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$16.76		$13.58	$10.79		$14.19	$12.44
From Investment Operations
Net investment income(b)	0.09		0.08	0.25		0.22	0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.85		3.49	3.22		(2.59)	2.17
Net increase (decrease) in net asset value from investment operations	0.94		3.57	3.47		(2.37)	2.26
Dividends and Distributions to Shareholders
From net investment income	—		(0.11)	(0.34)		(0.15)	(0.15)
From net realized gain on investments	—		(0.28)	(0.34)		(0.88)	(0.36)
Total Dividends and Distributions	—		(0.39)	(0.68)		(1.03)	(0.51)
Net asset value, end of period	$17.70		$16.76	$13.58		$10.79	$14.19
Total Return
Total return based on net asset value(c)	5.67	%(f)	26.29%	32.11%		(16.68)%	18.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$771,826		$729,705	$126,189		$38,019	$6
Ratio of net expenses to average net assets	0.67	%*	0.67%	0.67%		0.72%	0.62%*
Ratio of net investment income to average net assets	1.05	%*	0.52%	1.93	%(d)	1.58%	1.01%*
Portfolio turnover rate(e)	7%		24%	13%		33%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Value	% of Total Net Assets
Apparel	$10,429,791	7.6%
Auto Manufacturers	14,770,570	10.7
Biotechnology	14,082,381	10.2
Commercial Services	5,966,522	4.3
Cosmetics/Personal Care	1,734,570	1.3
Food	3,586,232	2.6
Insurance	2,541,603	1.9
Internet	52,972,767	38.4
Investment Companies	1,801,737	1.3
Machinery — Diversified	1,302,231	1.0
Retail	7,331,741	5.3
Semiconductors	18,518,738	13.5
Total Value of Investments	135,038,883	98.1
Other assets less liabilities	2,671,701	1.9
Net Assets	$137,710,584	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
COMMON STOCKS — 98.1%
ARGENTINA — 8.6%
MercadoLibre, Inc. *	7,578	$11,804,933
CANADA — 2.5%
Shopify, Inc., Class A *	2,294	3,351,488
CHINA — 21.5%
Alibaba Group Holding Ltd. ADR *	25,612	5,808,289
Meituan, Class B *	243,100	10,028,158
NIO, Inc. ADR *	70,755	3,764,166
Ping An Insurance Group Co. of China Ltd., Class H	260,000	2,541,604
Tencent Holdings Ltd.	99,200	7,469,017
		29,611,234
DENMARK — 2.2%
Genmab A/S *	7,460	3,056,682
FRANCE — 8.8%
Hermes International	3,449	5,033,166
Kering	6,159	5,396,625
L'Oreal SA	3,884	1,734,571
		12,164,362
GERMANY — 5.3%
Zalando SE *	60,623	7,331,741
ITALY — 2.7%
Ferrari NV	17,937	3,703,028
JAPAN — 3.2%
M3, Inc.	60,800	4,429,787
NETHERLANDS — 16.5%
Adyen NV *	2,433	5,966,521
ASML Holding NV	24,273	16,756,118
		22,722,639
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
SAUDI ARABIA — 3.9%
Delivery Hero SE *	40,421	$5,340,671
SWEDEN — 2.3%
Atlas Copco AB, B Shares	24,726	1,302,230
Kinnevik AB, B Shares *	44,994	1,801,737
		3,103,967
UNITED KINGDOM — 2.6%
Ocado Group PLC *	129,430	3,586,232
UNITED STATES — 18.0%
Illumina, Inc. *	12,715	6,016,865
Moderna, Inc. *	21,316	5,008,834
NVIDIA Corp.	2,203	1,762,620
Spotify Technology SA *	17,201	4,740,424
Tesla, Inc. *	10,745	7,303,376
		24,832,119
TOTAL INVESTMENTS — 98.1%
(cost $101,171,116)		$135,038,883
Other assets less liabilities — 1.9%		2,671,701
NET ASSETS — 100.0%		$137,710,584

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$49,560,995	$85,477,888	$—	$135,038,883
Total	$49,560,995	$85,477,888	$—	$135,038,883

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

ASSETS
Investments, at value (cost $101,171,116)	$135,038,883
Cash	2,766,082
Capital shares sold receivable	518,109
Due from Investment Advisor	9,029
Tax reclaims receivable	13,692
Dividends receivable	226
Prepaid assets	36,382
Total Assets	138,382,403
LIABILITIES
Due to foreign custodian (cost $240)	240
Advisory fee payable	134,956
Payable for investment purchased	417,562
Administration & Supervisory fee payable	57,411
Capital shares purchased payable	10,000
Trustee fee payable	338
Commitment fee payable	104
Accrued expenses	51,208
Total Liabilities	671,819
NET ASSETS	$137,710,584
COMPOSITION OF NET ASSETS
Paid-in capital	$84,033,119
Total distributable earnings	53,677,465
$137,710,584
NET ASSET VALUE, PER SHARE
Class K ( $66,606,096 / 4,988,686 shares outstanding), unlimited authorized, no par value	$13.35
Institutional Class ( $71,104,488 / 5,378,109 shares outstanding), unlimited authorized, no par value	$13.22

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2021

For the Six Months Ended June 30, 2021 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $52,745)	$1,171,008
Interest	105
Total Investment Income	1,171,113
EXPENSES
Advisory fee (Note B)	250,053
Administration & Supervisory fee — Class K shares (Note B)	53,108
Administration & Supervisory fee — Institutional Class shares (Note B)	53,165
Transfer agency	19,854
Sub-transfer agency — Institutional Class shares	18,236
Fund accounting	46,795
Registration fees	25,528
Custody	18,108
Professional fees	13,964
Legal	7,900
Line of Credit	1,305
Trustees' fees	1,047
Commitment fees	268
Miscellaneous	4,213
Total Expenses	513,544
Fees waived/expenses reimbursed	(45,214)
Total Expenses after waiver	468,330
Net Investment Income	702,783
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	331,370
Foreign currency transactions	2,783
334,153
Net change in unrealized appreciation on:
Investments	2,038,715
Translation of net assets and liabilities denominated in foreign currencies	89,381
2,128,096
Net realized and unrealized gain	2,462,249
NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,165,032

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford International Concentrated Growth Equities Fund

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$702,783	$(353,242)
Net realized gain	334,153	78,019,857
Net change in unrealized appreciation	2,128,096	18,689,189
Net increase in net assets from operations	3,165,032	96,355,804
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(40,877,596)
Institutional Class	—	(13,601,434)
Total Distributions to Shareholders	—	(54,479,030)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	27,127,020	33,989,078
Institutional Class	80,047,706	21,921,486
Dividends reinvested:
Class K	—	38,023,629
Institutional Class	—	13,601,434
Cost of shares redeemed:
Class K	(6,804,979)	(178,597,888)
Institutional Class	(26,193,438)	(13,118,779)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	74,176,309	(84,181,040)
Total Increase (Decrease) in Net Assets	77,341,341	(42,304,266)
NET ASSETS
Beginning of period	60,369,243	102,673,509
End of period	$137,710,584	$60,369,243

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Concentrated Growth Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$12.31		$12.70	$8.75		$10.05	$10.00
From Investment Operations
Net investment income (loss)(b)	0.07		(0.04)	0.03		(0.03)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	0.97		12.16	3.94		(1.27)	0.05
Net increase (decrease) in net asset value from investment operations	1.04		12.12	3.97		(1.30)	0.05
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.02)		—	—
From net realized gain on investments	—		(12.51)	—		—	—
Total Dividends and Distributions	—		(12.51)	(0.02)		—	—
Net asset value, end of period	$13.35		$12.31	$12.70		$8.75	$10.05
Total Return
Total return based on net asset value(d)	8.54%		97.24%	45.26%		(12.84)%	0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$66,606		$42,357	$101,797		$55,852	$502
Ratio of net expenses to average net assets, before waiver	0.79	%*	0.79%	0.90%		1.07%	53.29	%*
Ratio of net expenses to average net assets, after waiver	0.72	%*	0.72%	0.72%		0.72%	0.72	%*
Ratio of net investment income (loss) to average net assets	1.19	%*	(0.26)%	0.26	%(e)	(0.26)%	(0.68	)%*
Portfolio turnover rate(f)	30%		59%	4%		32%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Concentrated Growth Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$12.19		$12.65	$8.72		$10.05	$10.00
From Investment Operations
Net investment income (loss)(b)	0.07		(0.09)	0.03		(0.06)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		12.14	3.92		(1.27)	0.05
Net increase (decrease) in net asset value from investment operations	1.03		12.05	3.95		(1.33)	0.05
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.02)		—	—
From net realized gain on investments	—		(12.51)	—		—	—
Total Dividends and Distributions	—		(12.51)	(0.02)		—	—
Net asset value, end of period	$13.22		$12.19	$12.65		$8.72	$10.05
Total Return
Total return based on net asset value(d)	8.54%		97.09%	45.32%		(13.23)%	0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$71,105		$18,012	$876		$476	$502
Ratio of net expenses to average net assets, before waiver	0.85	%*	0.87%	0.91%		1.16%	53.29	%*
Ratio of net expenses to average net assets, after waiver	0.78	%*	0.80%	0.73%		0.81%	0.87	%*
Ratio of net investment income (loss) to average net assets	1.06	%*	(0.47)%	0.30	%(e)	(0.53)%	(0.68	)%*
Portfolio turnover rate(f)	30%		59%	4%		32%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Growth Fund

	Value	% of Total Net Assets
Apparel	$199,150,281	4.5%
Auto Manufacturers	305,566,104	7.0
Beverages	30,182,759	0.7
Biotechnology	215,205,639	4.9
Chemicals	122,676,038	2.8
Commercial Services	264,538,288	6.0
Cosmetics/Personal Care	108,806,173	2.5
Diversified Financial Services	79,213,702	1.8
Electronics	142,656,692	3.3
Energy-Alternate Sources	42,422,398	1.0
Food	175,609,858	3.9
Healthcare — Products	54,153,958	1.2
Healthcare — Services	40,758,712	0.9
Insurance	141,690,488	3.2
Internet	1,293,721,793	29.4
Investment Companies	95,426,174	2.2
Machinery — Diversified	159,907,750	3.6
Media	23,630,187	0.5
Retail	306,207,686	7.0
Semiconductors	390,718,396	8.9
Software	107,021,384	2.4
Telecommunications	29,668,172	0.7
Total Value of Investments	4,328,932,632	98.4
Other assets less liabilities	72,506,026	1.6
Net Assets	$4,401,438,658	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 97.1%
ARGENTINA — 5.0%
MercadoLibre, Inc. *	139,989	$218,073,464
AUSTRALIA — 2.0%
Afterpay Ltd. *	630,434	55,957,451
WiseTech Global Ltd.	1,309,250	31,286,695
		87,244,146
BELGIUM — 2.0%
Umicore SA	1,462,889	89,496,799
CHINA — 18.5%
Alibaba Group Holding Ltd. *	5,696,608	161,520,703
Meituan, Class B *	5,288,900	218,173,285
NIO, Inc. ADR *	1,866,744	99,310,781
Ping An Insurance Group Co. of China Ltd., Class H	5,283,500	51,648,316
TAL Education Group ADR *	1,115,272	28,138,313
Tencent Holdings Ltd.	2,863,200	215,577,515
Wuxi Biologics Cayman, Inc. *	2,226,000	40,758,712
		815,127,625
DENMARK — 5.6%
Ambu A/S, B Shares	1,407,401	54,153,958
Chr. Hansen Holding A/S	46,143	4,164,551
Genmab A/S *	289,743	118,720,122
Novozymes A/S, B Shares	384,557	29,014,689
Vestas Wind Systems A/S	1,085,749	42,422,398
		248,475,718
FRANCE — 7.1%
Adevinta ASA *	626,550	12,019,090
Kering	227,284	199,150,281
L'Oreal SA	226,761	101,270,072
		312,439,443
GERMANY — 8.2%
Aixtron SE	1,145,970	31,076,026
CureVac NV *	233,787	17,178,669

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
HelloFresh SE *	1,016,019	$98,766,330
MorphoSys AG *	162,909	12,641,639
Zalando SE *	1,668,920	201,839,050
		361,501,714
HONG KONG — 2.9%
AIA Group Ltd.	7,258,200	90,042,171
Hong Kong Exchanges & Clearing Ltd.	658,201	39,182,560
		129,224,731
INDIA — 0.4%
Housing Development Finance Corp., Ltd.	564,415	18,836,306
ISRAEL — 2.0%
Wix.com Ltd. *	295,656	85,823,024
ITALY — 3.8%
Ferrari NV	804,654	166,117,869
JAPAN — 8.9%
M3, Inc.	2,180,600	158,874,913
Nidec Corp.	752,800	86,564,649
Pan Pacific International Holdings Corp.	973,300	20,239,760
Pigeon Corp.	267,200	7,536,101
SBI Holdings, Inc.	897,300	21,194,836
SMC Corp.	113,100	66,909,367
SoftBank Group Corp.	425,400	29,668,172
		390,987,798
NETHERLANDS — 13.9%
Adyen NV *	73,580	180,442,524
Argenx SE *	220,954	66,665,210
ASML Holding NV	458,174	316,286,310
EXOR NV	576,951	46,302,276
		609,696,320
NEW ZEALAND — 0.6%
Xero Ltd. *	271,911	27,968,702

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
NORWAY — 0.5%
Schibsted ASA, Class A	241,038	$11,627,958
Schibsted ASA, B Shares	288,179	12,002,229
		23,630,187
SAUDI ARABIA — 2.0%
Delivery Hero SE *	659,450	87,130,584
SPAIN — 1.9%
Industria de Diseno Textil SA	2,382,794	84,128,875
SWEDEN — 3.2%
Atlas Copco AB, A Shares	1,514,425	92,998,383
Kinnevik AB, B Shares *	1,226,750	49,123,898
		142,122,281
SWITZERLAND — 1.1%
Temenos AG	297,099	47,765,987
TAIWAN — 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,013,000	43,356,060
UNITED KINGDOM — 1.8%
Ocado Group PLC *	2,773,345	76,843,528
UNITED STATES — 4.7%
Oatly Group AB ADR *	1,233,964	30,182,759
Spotify Technology SA *	495,407	136,529,215
Stellantis NV	2,040,190	40,137,454
		206,849,428
Total Common Stocks
(cost $1,743,019,030)		4,272,840,589

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
PREFERRED STOCKS — 1.3%
GERMANY — 1.3%
Sartorius AG 0.15% (cost $11,065,751)	107,764	$56,092,043
TOTAL INVESTMENTS — 98.4%
(cost $1,754,084,781)		$4,328,932,632
Other assets less liabilities — 1.6%		72,506,026
NET ASSETS — 100.0%		$4,401,438,658

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$631,403,005	$3,641,437,584	$—	$4,272,840,589
Preferred Stocks **	—	56,092,043	—	56,092,043
Total	$631,403,005	$3,697,529,627	$—	$4,328,932,632

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Growth Fund

ASSETS
Investments, at value (cost $1,754,084,781)	$4,328,932,632
Cash	70,571,432
Foreign cash, at value (cost $247,996)	246,616
Capital shares sold receivable	4,583,328
Tax reclaims receivable	2,962,567
Receivable for investments sold	2,761,128
Dividends receivable	415,579
Prepaid assets	57,114
Total Assets	4,410,530,396
LIABILITIES
Advisory fee payable	3,504,546
Payable for investment purchased	2,430,746
Capital shares purchased payable	1,339,153
Shareholder Servicing fee payable	608,770
Deferred India capital gains tax liability (Note A)	393,804
Administration & Supervisory fee payable	214,265
Trustee fee payable	24,861
Commitment fee payable	5,274
Accrued expenses	570,319
Total Liabilities	9,091,738
NET ASSETS	$4,401,438,658
COMPOSITION OF NET ASSETS
Paid-in capital	$1,359,196,436
Total distributable earnings	3,042,242,222
$4,401,438,658
NET ASSET VALUE, PER SHARE
Class 2 ( $529,841,196 / 23,785,716 shares outstanding), unlimited authorized, no par value	$22.28
Class 3 ( $553,017,054 / 24,739,525 shares outstanding), unlimited authorized, no par value	$22.35
Class 4 ( $999,896,647 / 44,675,041 shares outstanding), unlimited authorized, no par value	$22.38
Class 5 ( $1,781,105,206 / 79,368,660 shares outstanding), unlimited authorized, no par value	$22.44
Class K ( $127,896,953 / 5,746,689 shares outstanding), unlimited authorized, no par value	$22.26
Institutional Class ( $409,681,602 / 18,461,554 shares outstanding), unlimited authorized, no par value	$22.19

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2021

For the Six Months Ended June 30, 2021 (unaudited)
Baillie Gifford International Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,582,677)	$21,574,805
Non-cash income	26,274,207
Interest	2,047
Total Investment Income	47,851,059
EXPENSES
Advisory fee (Note B)	7,134,393
Shareholder Servicing fees — Class 2 shares (Note B)	422,459
Shareholder Servicing fees — Class 3 shares (Note B)	312,028
Shareholder Servicing fees — Class 4 shares (Note B)	343,346
Shareholder Servicing fees — Class 5 shares (Note B)	175,200
Administration & Supervisory fee — Class K shares (Note B)	109,970
Administration & Supervisory fee — Institutional Class shares (Note B)	308,943
Transfer agency	66,599
Sub-transfer agency — Institutional Class shares	126,787
Fund accounting	629,343
Custody	290,609
Legal	245,489
Registration fees	50,865
Trustees' fees	47,911
Professional fees	20,303
Commitment fees	10,909
Miscellaneous	43,546
Total Expenses	10,338,700
Net Investment Income	37,512,359
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	360,362,527
Foreign currency transactions	(146,678)
360,215,849
Net change in unrealized depreciation on:
Investments (net of deferred India capital gains tax expense of $45,370) (Note A)	(242,833,643)
Translation of net assets and liabilities denominated in foreign currencies	(59,826)
(242,893,469)
Net realized and unrealized gain	117,322,380
NET INCREASE IN NET ASSETS FROM OPERATIONS	$154,834,739

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford International Growth Fund

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$37,512,359	$2,279,011
Net realized gain	360,215,849	470,418,997
Net change in unrealized appreciation (depreciation)	(242,893,469)	1,383,834,789
Net increase in net assets from operations	154,834,739	1,856,532,797
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(55,541,011)
Class 3	—	(64,060,790)
Class 4	—	(91,315,840)
Class 5	—	(170,297,829)
Class K	—	(8,879,140)
Institutional Class	—	(29,144,231)
Total Distributions to Shareholders	—	(419,238,841)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	94,859,331 *	81,506,000
Class 3	131,196,174 *	592,448,173 *
Class 4	—	434,310,417 *
Class 5	2,000,000	—
Class K	4,276,122	115,840,279
Institutional Class	134,479,065	230,631,609
Dividends reinvested:
Class 2	—	55,541,011
Class 3	—	64,060,790
Class 4	—	91,315,840
Class 5	—	170,297,829
Class K	—	6,873,455
Institutional Class	—	28,803,483
Cost of shares redeemed:
Class 2	(185,281,174)*	(695,348,173)*
Class 3	(296,974,945)*	(764,520,237)*
Class 4	(2,362,580)	(78,000,000)
Class 5	(125,000,000)	(225,000,000)
Class K	(10,916,230)	(229,035)
Institutional Class	(42,361,093)	(32,662,300)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(296,085,330)	75,869,141
Total Increase (Decrease) in Net Assets	(141,250,591)	1,513,163,097
NET ASSETS
Beginning of period	4,542,689,249	3,029,526,152
End of period	$4,401,438,658	$4,542,689,249

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Growth Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$21.56		$14.59	$10.74		$14.39	$10.09	$10.52
From Investment Operations
Net investment income(a)	0.19		0.00 (b)	0.15		0.11	0.05	0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.53		9.17	3.87		(2.61)	4.60	0.06
Net increase (decrease) in net asset value from investment operations	0.72		9.17	4.02		(2.50)	4.65	0.14
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.15)		(0.10)	(0.06)	(0.07)
From net realized gain on investments	—		(2.20)	(0.02)		(1.03)	(0.29)	(0.50)
Return of capital	—		—	—		(0.02)	—	—
Total Dividends and Distributions	—		(2.20)	(0.17)		(1.15)	(0.35)	(0.57)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—		—	0.00 (b)	0.00 (b)
Net asset value, end of period	$22.28		$21.56	$14.59		$10.74	$14.39	$10.09
Total Return
Total return based on net asset value(c)	3.33	%(f)	62.95%	37.34%		(17.33)%	46.09%	1.34%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$529,841		$599,275	$874,230		$632,645	$746,817	$732,160
Ratio of net expenses to average net assets	0.56	%*	0.58%	0.60%		0.60%	0.61%	0.61%
Ratio of net investment income to average net assets	1.09	%(d)*	0.02%	1.16	%(d)	0.72%	0.42%	0.81%
Portfolio turnover rate(e)	9%		26%	6%		14%	9%	18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Growth Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$21.63		$14.62	$10.76		$14.42	$10.11	$10.54
From Investment Operations
Net investment income(a)	0.17		0.01	0.16		0.11	0.05	0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.55		9.20	3.88		(2.61)	4.62	0.03
Net increase (decrease) in net asset value from investment operations	0.72		9.21	4.04		(2.50)	4.67	0.14
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.16)		(0.11)	(0.07)	(0.07)
From net realized gain on investments	—		(2.20)	(0.02)		(1.03)	(0.29)	(0.50)
Return of capital	—		—	—		(0.02)	—	—
Total Dividends and Distributions	—		(2.20)	(0.18)		(1.16)	(0.36)	(0.57)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—		—	0.00 (b)	0.00 (b)
Net asset value, end of period	$22.35		$21.63	$14.62		$10.76	$14.42	$10.11
Total Return
Total return based on net asset value(c)	3.37	%(f)	63.07%	37.44%		(17.27)%	46.20%	1.41%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$553,017		$693,179	$546,477		$393,050	$601,549	$433,860
Ratio of net expenses to average net assets	0.49	%*	0.51%	0.53%		0.53%	0.54%	0.54%
Ratio of net investment income to average net assets	0.98	%(d)*	0.03%	1.22	%(d)	0.74%	0.41%	1.04%
Portfolio turnover rate(e)	9%		26%	6%		14%	9%	18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Growth Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Period October 10, 2016(a) through December 31, 2016
Net asset value, beginning of period	$21.65		$14.63	$10.77		$14.43	$10.12	$11.49
From Investment Operations
Net investment income(b)	0.19		0.01	0.16		0.12	0.06	0.00 (c)
Net realized and unrealized gain (loss) on investments and foreign currency	0.54		9.21	3.88		(2.61)	4.62	(0.81)
Net increase (decrease) in net asset value from investment operations	0.73		9.22	4.04		(2.49)	4.68	(0.81)
Dividends and Distributions to Shareholders
From net investment income	—		0.00 (c)	(0.16)		(0.12)	(0.08)	(0.08)
From net realized gain on investments	—		(2.20)	(0.02)		(1.03)	(0.29)	(0.48)
Return of capital	—		—	—		(0.02)	—	—
Total Dividends and Distributions	—		(2.20)	(0.18)		(1.17)	(0.37)	(0.56)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—	—		—	0.00 (c)	0.00 (c)
Net asset value, end of period	$22.38		$21.65	$14.63		$10.77	$14.43	$10.12
Total Return
Total return based on net asset value(d)	3.39	%(g)	63.12%	37.48%		(17.24)%	46.24%	(6.97)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$999,897		$969,427	$283,094		$205,923	$302,474	$201,923
Ratio of net expenses to average net assets	0.46	%*	0.48%	0.50%		0.50%	0.51%	0.52%*
Ratio of net investment income to average net assets	1.15	%(e)*	0.06%	1.26	%(e)	0.83%	0.45%	0.05%*
Portfolio turnover rate(f)	9%		26%	6%		14%	9%	18%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 11, 2016 to October 9, 2016. All shares of this class were redeemed on April 11, 2016 at $10.16. New shares were issued at $11.49 on October 10, 2016.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level.

(g)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Growth Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$21.70		$14.66	$10.79		$14.46	$10.14	$10.56
From Investment Operations
Net investment income(a)	0.20		0.02	0.17		0.12	0.07	0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.54		9.23	3.89		(2.61)	4.62	0.06
Net increase (decrease) in net asset value from investment operations	0.74		9.25	4.06		(2.49)	4.69	0.16
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.17)		(0.13)	(0.08)	(0.08)
From net realized gain on investments	—		(2.20)	(0.02)		(1.03)	(0.29)	(0.50)
Return of capital	—		—	—		(0.02)	—	—
Total Dividends and Distributions	—		(2.21)	(0.19)		(1.18)	(0.37)	(0.58)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—		—	0.00 (b)	0.00 (b)
Net asset value, end of period	$22.44		$21.70	$14.66		$10.79	$14.46	$10.14
Total Return
Total return based on net asset value(c)	3.41	%(f)	63.20%	37.55%		(17.20)%	46.31%	1.49%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,781,105		$1,842,231	$1,298,918		$944,366	$1,139,553	$778,857
Ratio of net expenses to average net assets	0.41	%*	0.43%	0.45%		0.45%	0.46%	0.46%
Ratio of net investment income to average net assets	1.19	%(d)*	0.13%	1.31	%(d)	0.84%	0.51%	0.98%
Portfolio turnover rate(e)	9%		26%	6%		14%	9%	18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$21.54		$14.58		$10.73		$14.38	$12.02
From Investment Operations
Net investment income (loss)(b)	0.18		(0.05	)(c)	0.15		0.10	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.54		9.21		3.87		(2.60)	2.71
Net increase (decrease) in net asset value from investment operations	0.72		9.16		4.02		(2.50)	2.72
Dividends and Distributions to Shareholders
From net investment income	—		0.00	(d)	(0.15)		(0.10)	(0.07)
From net realized gain on investments	—		(2.20)		(0.02)		(1.03)	(0.29)
Return of capital	—		—		—		(0.02)	—
Total Dividends and Distributions	—		(2.20)		(0.17)		(1.15)	(0.36)
Net asset value, end of period	$22.26		$21.54		$14.58		$10.73	$14.38
Total Return
Total return based on net asset value(e)	3.34	%(h)	62.95%		37.40%		(17.32)%	22.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$127,897		$130,401		$7		$5	$6
Ratio of net expenses to average net assets	0.56	%*	0.58%		0.60%		0.60%	0.60%*
Ratio of net investment income (loss) to average net assets	1.01	%(f)*	(0.26)%		1.17	%(f)	0.72%	0.14%*
Portfolio turnover rate(g)	9%		26%		6%		14%	9%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain or loss per share may not correlate to the aggregate investment income presented in the Statement of Operations due to the allocation of expenses across the share classes.

(d)  Amount is less than $0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Large increase due to one-off taxable stock dividends that were treated as income.

(g)  Portfolio turnover rate calculated at Fund level.

(h)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$21.48		$14.55		$10.72		$14.38		$12.02
From Investment Operations
Net investment income (loss)(b)	0.18		(0.03	)(c)	0.15		(0.01)		0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.53		9.16		3.85		(2.49	)(d)	2.71
Net increase (decrease) in net asset value from investment operations	0.71		9.13		4.00		(2.50)		2.72
Dividends and Distributions to Shareholders
From net investment income	—		—		(0.15)		(0.11)		(0.07)
From net realized gain on investments	—		(2.20)		(0.02)		(1.03)		(0.29)
Return of capital	—		—		—		(0.02)		—
Total Dividends and Distributions	—		(2.20)		(0.17)		(1.16)		(0.36)
Net asset value, end of period	$22.19		$21.48		$14.55		$10.72		$14.38
Total Return
Total return based on net asset value(e)	3.31	%(h)	62.84%		37.25%		(17.34)%		22.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$409,682		$308,176		$26,800		$2,081		$6
Ratio of net expenses to average net assets	0.63	%*	0.64%		0.65%		0.69%		0.60%*
Ratio of net investment income (loss) to average net assets	1.06	%(f)*	(0.16)%		1.09	%(f)	(0.23)%		0.14%*
Portfolio turnover rate(g)	9%		26%		6%		14%		9%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain or loss per share may not correlate to the aggregate investment income presented in the Statement of Operations due to the allocation of expenses across the share classes.

(d)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Large increase due to one-off taxable stock dividends that were treated as income.

(g)  Portfolio turnover rate calculated at Fund level.

(h)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Value	% of Total Net Assets
Auto Parts & Equipment	$22,410	0.1%
Banks	33,150	0.1
Biotechnology	77,128	0.2
Building Materials	238,110	0.7
Chemicals	44,139	0.1
Commercial Services	670,752	1.7
Computers	142,130	0.4
Distribution/Wholesale	276,263	0.8
Diversified Financial Services	641,729	1.7
Electrical Components & Equipment	79,878	0.2
Electronics	319,279	0.9
Food	32,135	0.1
Hand/Machine Tools	55,746	0.1
Healthcare — Products	116,089	0.3
Insurance	32,066	0.1
Internet	990,556	2.7
Investment Companies	58,485	0.2
Leisure Time	245,329	0.6
Machinery — Diversified	170,599	0.5
Media	37,795	0.1
Miscellaneous Manufacturing	269,640	0.7
Office/Business Equipment	44,167	0.1
Pharmaceuticals	206,183	0.5
Private Equity	68,565	0.2
Retail	258,464	0.7
Semiconductors	733,841	1.9
Software	870,427	2.4
Telecommunications	138,614	0.4
Toys/Games/Hobbies	134,836	0.4
Total Value of Investments	7,008,505	18.9
Other assets less liabilities	30,064,914	81.1
Net Assets	$37,073,419	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 18.9%
AUSTRALIA — 0.3%
Cleanspace Holdings Ltd. *	22,840	$26,411
Mesoblast Ltd. *	5,841	8,713
Netwealth Group Ltd.	5,628	72,403
		107,527
BELGIUM — 0.2%
Biocartis Group NV *	2,982	14,409
Melexis NV	532	55,309
		69,718
CANADA — 0.7%
Docebo, Inc. *	1,458	86,285
Kinaxis, Inc. *	1,287	169,305
		255,590
CHINA — 0.7%
Airtac International Group	7,000	269,640
DENMARK — 0.3%
ALK-Abello A/S *	266	126,955
FRANCE — 0.2%
Cellectis SA ADR *	2,067	31,976
Cellectis SA *	506	7,940
ESI Group *	478	33,020
		72,936
GERMANY — 0.9%
Aumann AG *	581	11,824
Hypoport SE *	399	206,466
New Work SE	291	91,439
zooplus AG *	117	37,902
		347,631

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
HONG KONG — 0.3%
Hypebeast Ltd. *	160,000	$23,621
Johnson Electric Holdings Ltd.	31,000	79,878
		103,499
IRELAND — 0.2%
Keywords Studios PLC *	2,202	75,846
ISRAEL — 0.4%
Maytronics Ltd.	7,376	153,741
ITALY — 1.4%
Brunello Cucinelli SpA *	3,538	207,247
Reply SpA	1,295	212,693
Technogym SpA	7,168	91,588
		511,528
JAPAN — 5.9%
Anicom Holdings, Inc.	4,000	32,066
Bengo4.com, Inc. *	2,000	174,888
COLOPL, Inc.	7,100	52,830
Daikyonishikawa Corp.	3,600	22,410
Demae-Can Co., Ltd. *	5,000	69,734
DMG Mori Seiki Co., Ltd.	3,100	55,746
eGuarantee, Inc.	3,800	80,024
GA Technologies Co. Ltd. *	2,700	53,853
Healios K.K. *	2,500	40,940
Ichiyoshi Securities Co., Ltd.	6,400	33,150
Infomart Corp.	8,500	69,757
Inter Action Corp.	1,500	33,577
Iriso Electronics Co., Ltd.	1,100	53,289
Istyle, Inc. *	9,700	45,485
JMDC, Inc. *	1,300	64,881
Kamakura Shinsho Ltd.	3,100	28,079
Katitas Co., Ltd.	3,700	104,025
KH Neochem Co., Ltd.	1,900	44,139
Kitanotatsujin Corp.	13,600	60,360
Link and Motivation, Inc.	8,500	59,796
Locondo, Inc.	2,600	44,339
Megachips Corp.	4,500	128,808
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
Optex Group Co., Ltd.	2,700	$45,107
Outsourcing, Inc.	11,000	199,719
Raksul, Inc. *	4,200	204,771
Sansan, Inc. *	600	52,746
Sato Holdings Corp.	1,800	44,167
Tsugami Corp.	8,600	132,363
Uzabase, Inc. *	1,500	36,028
WealthNavi, Inc. *	3,100	112,325
		2,179,402
SOUTH KOREA — 1.0%
Cafe24 Corp. *	1,587	42,378
Douzone Bizon Co., Ltd.	2,329	171,482
Genexine, Inc. *	357	28,499
Koh Young Technology, Inc.	6,879	145,325
		387,684
SWEDEN — 2.4%
AddTech AB, B Shares	10,825	179,695
Avanza Bank Holding AB	10,372	323,596
Bactiguard Holding AB *	1,414	29,079
Cellavision AB	625	26,919
HMS Networks AB	3,277	138,614
Paradox Interactive AB	2,759	58,029
Storytel AB *	1,457	37,795
VNV Global AB *	5,249	58,485
Xvivo Perfusion AB *	1,117	45,682
		897,894
SWITZERLAND — 0.6%
Bossard Holding AG	316	96,568
Sensirion Holding AG *	1,212	97,213
u-blox Holding AG *	365	26,849
		220,630
TAIWAN — 1.4%
ASPEED Technology, Inc.	4,000	288,498
Chroma ATE, Inc.	11,000	75,558

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
Global Unichip Corp.	7,000	$103,588
TCI Co., Ltd.	4,148	38,288
		505,932
UNITED KINGDOM — 2.0%
Alpha FX Group PLC	2,514	53,382
dotdigital group PLC	9,713	31,037
Draper Esprit PLC *	5,483	68,565
FDM Group Holdings PLC	4,695	66,284
First Derivatives PLC *	2,647	83,118
Games Workshop Group PLC	855	134,836
Hotel Chocolat Group PLC *	6,471	32,135
Naked Wines PLC *	4,588	51,217
Team17 Group PLC *	6,722	67,693
Victoria PLC *	9,059	134,085
		722,352
TOTAL INVESTMENTS — 18.9%
(cost $6,157,521)		$7,008,505
Other assets less liabilities — 81.1% **		30,064,914
NET ASSETS — 100.0%		$37,073,419

*  Non-income producing security.

**  The Other assets less liabilities percentage represents unsettled inflows at period end and is not representative of the investment strategy of the Fund.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,364,512	$5,643,993	$—	$7,008,505
Total	$1,364,512	$5,643,993	$—	$7,008,505

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International Smaller Companies Fund

ASSETS
Investments, at value (cost $6,157,521)	$7,008,505
Cash	1,232,150
Foreign cash, at value (cost $334,168)	334,167
Capital shares sold receivable	29,910,750
Due from Investment Advisor	17,468
Dividends receivable	3,711
Tax reclaims receivable	300
Prepaid assets	20,007
Total Assets	38,527,058
LIABILITIES
Advisory fee payable	4,011
Payable for investment purchased	1,386,823
Administration & Supervisory fee payable	1,176
Trustee fee payable	10
Commitment fee payable	3
Accrued expenses	61,616
Total Liabilities	1,453,639
NET ASSETS	$37,073,419
COMPOSITION OF NET ASSETS
Paid-in capital	$36,174,795
Total distributable earnings	898,624
$37,073,419
NET ASSET VALUE, PER SHARE
Class K ( $30,895,298 / 1,679,093 shares outstanding), unlimited authorized, no par value	$18.40
Institutional Class ( $6,178,121 / 335,759 shares outstanding), unlimited authorized, no par value	$18.40

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2021

For the Six Months Ended June 30, 2021 (unaudited)
Baillie Gifford International Smaller Companies Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,482)	$10,476
Interest	2
Total Investment Income	10,478
EXPENSES
Advisory fee (Note B)	6,743
Administration & Supervisory fee — Class K shares (Note B)	812
Administration & Supervisory fee — Institutional Class shares (Note B)	1,164
Transfer agency	16,239
Fund accounting	54,708
Registration fees	23,085
Professional fees	16,287
Custody	531
Trustees' fees	19
Commitment fees	5
Miscellaneous	2,615
Total Expenses	122,208
Fees waived/expenses reimbursed	(111,745)
Total Expenses after waiver	10,463
Net Investment Income	15
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	46,052
Foreign currency transactions	21
46,073
Net change in unrealized appreciation (depreciation) on:
Investments	91,410
Translation of net assets and liabilities denominated in foreign currencies	(931)
90,479
Net realized and unrealized gain	136,552
NET INCREASE IN NET ASSETS FROM OPERATIONS	$136,567

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford International Smaller Companies Fund

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$15	$(3,233)
Net realized gain	46,073	99,104
Net change in unrealized appreciation	90,479	516,292
Net increase in net assets from operations	136,567	612,163
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(40,101)
Institutional Class	—	(40,101)
Total Distributions to Shareholders	—	(80,202)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	29,910,750	—
Institutional Class	5,154,475	—
Dividends reinvested:
Class K	—	40,101
Institutional Class	—	40,101
Increase in Net Assets from Transactions in Shares of Beneficial Interest	35,065,225	80,202
Total Increase in Net Assets	35,201,792	612,163
NET ASSETS
Beginning of period	1,871,627	1,259,464
End of period	$37,073,419	$1,871,627

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Smaller Companies Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Period December 19, 2018(a) through December 31, 2018
Net asset value, beginning of period	$17.49		$12.30	$9.95	$10.00
From Investment Operations
Net investment income (loss)(b)	(0.01)		(0.03)	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.92		6.00	2.64	(0.06)
Net increase (decrease) in net asset value from investment operations	0.91		5.97	2.65	(0.05)
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.11)	—
From net realized gain on investments	—		(0.78)	(0.19)	—
Total Dividends and Distributions	—		(0.78)	(0.30)	—
Net asset value, end of period	$18.40		$17.49	$12.30	$9.95
Total Return
Total return based on net asset value(c)	5.20%		48.61%	26.58%	(0.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$30,895		$936	$630	$497
Ratio of net expenses to average net assets, before waiver	10.51	%*	17.20%	15.15%	95.80%*
Ratio of net expenses to average net assets, after waiver	0.90	%*	0.90%	0.90%	0.90%*
Ratio of net investment income (loss) to average net assets	(0.09	)%*	(0.23)%	0.13%	1.85%*
Portfolio turnover rate(d)	4%		16%	11%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International Smaller Companies Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Period December 19, 2018(a) through December 31, 2018
Net asset value, beginning of period	$17.49		$12.30	$9.95	$10.00
From Investment Operations
Net investment income (loss)(b)	0.01		(0.03)	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.90		6.00	2.64	(0.06)
Net increase (decrease) in net asset value from investment operations	0.91		5.97	2.65	(0.05)
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.11)	—
From net realized gain on investments	—		(0.78)	(0.19)	—
Total Dividends and Distributions	—		(0.78)	(0.30)	—
Net asset value, end of period	$18.40		$17.49	$12.30	$9.95
Total Return
Total return based on net asset value(c)	5.20%		48.61%	26.58%	(0.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,178		$936	$630	$498
Ratio of net expenses to average net assets, before waiver	10.51	%*	17.20%	15.15%	95.80%*
Ratio of net expenses to average net assets, after waiver	0.90	%*	0.90%	0.90%	0.90%*
Ratio of net investment income (loss) to average net assets	0.06	%*	(0.23)%	0.13%	1.85%*
Portfolio turnover rate(d)	4%		16%	11%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Value	% of Total Net Assets
Advertising	$22,256,472	2.0%
Apparel	62,628,152	5.6
Auto Manufacturers	69,045,952	6.1
Biotechnology	131,803,461	11.8
Commercial Services	31,980,817	2.9
Diversified Financial Services	15,769,080	1.4
Food	17,892,281	1.6
Healthcare — Products	21,959,164	2.0
Internet	413,045,985	36.8
Leisure Time	37,142,254	3.3
Pharmaceuticals	29,569,323	2.6
Real Estate	8,344,620	0.7
Retail	14,154,453	1.3
Semiconductors	83,863,684	7.4
Software	141,227,499	12.6
Total Value of Investments	1,100,683,197	98.1
Other assets less liabilities	20,843,328	1.9
Net Assets	$1,121,526,525	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 98.1%
CANADA — 3.2%
Shopify, Inc., Class A *	24,768	$36,185,553
CHINA — 24.8%
Alibaba Group Holding Ltd. ADR *	211,940	48,063,753
BeiGene Ltd. ADR *	55,116	18,915,260
Bilibili, Inc. ADR *	92,325	11,248,878
KE Holdings, Inc. ADR *	175,013	8,344,620
Meituan, Class B *	1,412,100	58,250,770
NetEase, Inc. ADR	131,687	15,176,927
NIO, Inc. ADR *	389,128	20,701,610
Pinduoduo, Inc. ADR *	329,285	41,825,781
TAL Education Group ADR *	245,815	6,201,912
Tencent Holdings Ltd.	659,900	49,685,527
		278,415,038
FRANCE — 5.6%
Hermes International	12,317	17,974,342
Kering	50,962	44,653,810
		62,628,152
GERMANY — 2.0%
BioNTech SE ADR *	99,553	22,287,926
INDIA — 1.4%
Housing Development Finance Corp., Ltd.	472,508	15,769,080
NETHERLANDS — 5.9%
Adyen NV *	10,512	25,778,905
ASML Holding NV	59,045	40,759,897
		66,538,802
SAUDI ARABIA — 1.7%
Delivery Hero SE *	145,402	19,211,405
SOUTH KOREA — 1.8%
Coupang, Inc. *	475,604	19,889,759

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Shares	Value
UNITED STATES — 51.7%
Amazon.com, Inc. *	16,947	$58,300,392
Atlassian Corp. PLC, Class A *	92,875	23,855,873
Beyond Meat, Inc. *	113,609	17,892,281
Carvana Co. *	46,897	14,154,453
Cloudflare, Inc., Class A *	228,893	24,226,035
Dexcom, Inc. *	69,249	29,569,323
Facebook, Inc., Class A *	79,774	27,738,218
Illumina, Inc. *	106,782	50,530,310
Intuitive Surgical, Inc. *	23,878	21,959,164
Moderna, Inc. *	170,525	40,069,964
Netflix, Inc. *	63,485	33,533,412
NVIDIA Corp.	53,873	43,103,787
Peloton Interactive, Inc., Class A *	299,486	37,142,254
salesforce.com, Inc. *	79,930	19,524,501
Spotify Technology SA *	73,883	20,361,416
Tesla, Inc. *	71,126	48,344,342
Trade Desk, Inc. (The), Class A *	287,700	22,256,472
Workday, Inc., Class A *	102,602	24,495,201
Zoom Video Communications, Inc., Class A *	58,652	22,700,084
		579,757,482
TOTAL INVESTMENTS — 98.1%
(cost $642,690,609)		$1,100,683,197
Other assets less liabilities — 1.9%		20,843,328
NET ASSETS — 100.0%		$1,121,526,525

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$828,599,461	$272,083,736	$—	$1,100,683,197
Total	$828,599,461	$272,083,736	$—	$1,100,683,197

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Long Term Global Growth Fund

ASSETS
Investments, at value (cost $642,690,609)	$1,100,683,197
Cash	20,378,452
Capital shares sold receivable	2,024,912
Tax reclaims receivable	64,022
Dividends receivable	7,499
Prepaid assets	38,127
Total Assets	1,123,196,209
LIABILITIES
Advisory fee payable	1,144,394
Administration & Supervisory fee payable	335,491
Shareholder Servicing fee payable	56,860
Capital shares purchased payable	31,286
Trustee fee payable	4,859
Commitment fee payable	1,049
Accrued expenses	95,745
Total Liabilities	1,669,684
NET ASSETS	$1,121,526,525
COMPOSITION OF NET ASSETS
Paid-in capital	$605,103,400
Total distributable earnings	516,423,125
$1,121,526,525
NET ASSET VALUE, PER SHARE
Class 2 ( $131,676,146 / 3,076,585 shares outstanding), unlimited authorized, no par value	$42.80
Class 5 ( $111,886,159 / 2,041,112 shares outstanding), unlimited authorized, no par value	$54.82
Class K ( $380,808,701 / 8,893,551 shares outstanding), unlimited authorized, no par value	$42.82
Institutional Class ( $497,155,519 / 11,640,441 shares outstanding), unlimited authorized, no par value	$42.71

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2021

For the Six Months Ended June 30, 2021 (unaudited)
Baillie Gifford Long Term Global Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $158,430)	$871,186
Interest	1,226
Total Investment Income	872,412
EXPENSES
Advisory fee (Note B)	2,195,281
Shareholder Servicing fees — Class 2 shares (Note B)	107,913
Shareholder Servicing fees — Class 5 shares (Note B)	10,959
Administration & Supervisory fee — Class K shares (Note B)	266,630
Administration & Supervisory fee — Institutional Class shares (Note B)	361,635
Transfer agency	44,404
Sub-transfer agency — Institutional Class shares	184,955
Fund accounting	136,712
Legal	49,919
Registration fees	35,625
Custody	32,759
Professional fees	13,658
Trustees' fees	10,512
Commitment fees	2,324
Miscellaneous	14,137
Total Expenses	3,467,423
Net Investment Loss	(2,595,011)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	52,672,178
Foreign currency transactions	29,109
52,701,287
Net change in unrealized appreciation (depreciation) on:
Investments	47,870,202
Translation of net assets and liabilities denominated in foreign currencies	(14,080)
47,856,122
Net realized and unrealized gain	100,557,409
NET INCREASE IN NET ASSETS FROM OPERATIONS	$97,962,398

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford Long Term Global Growth Fund

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(2,595,011)	$(2,891,454)
Net realized gain	52,701,287	72,767,512
Net change in unrealized appreciation	47,856,122	296,102,012
Net increase in net assets from operations	97,962,398	365,978,070
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(10,181,428)
Class 5	—	(6,648,326)
Class K	—	(17,015,889)
Institutional Class	—	(25,886,267)
Total Distributions to Shareholders	—	(59,731,910)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	29,500	164,000
Class 5	—	109,513,867 *
Class K	146,651,498 *	52,083,127
Institutional Class	165,122,544	223,565,185
Dividends reinvested:
Class 2	—	10,181,428
Class 5	—	6,648,326
Class K	—	17,015,889
Institutional Class	—	25,886,267
Cost of shares redeemed:
Class 2	(14,000,000)	(12,000,000)
Class 4	—	(113,363,867)*
Class 5	(8,000,000)	(32,000,000)
Class K	(13,988,697)	(83,087,481)
Institutional Class	(64,164,888)*	(38,874,654)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	211,649,957	165,732,087
Total Increase in Net Assets	309,612,355	471,978,247
NET ASSETS
Beginning of period	811,914,170	339,935,923
End of period	$1,121,526,525	$811,914,170

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$38.45		$20.68	$15.51	$17.33	$11.25	$11.76
From Investment Operations
Net investment loss(a)	(0.10)		(0.17)	(0.07)	(0.04)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	4.45		21.17	5.27	(0.22)	6.16	(0.39)
Net increase (decrease) in net asset value from investment operations	4.35		21.00	5.20	(0.26)	6.08	(0.44)
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(3.23)	(0.03)	(1.56)	—	(0.07)
Total Dividends and Distributions	—		(3.23)	(0.03)	(1.56)	—	(0.07)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—	—	0.00 (b)	0.00 (b)
Net asset value, end of period	$42.80		$38.45	$20.68	$15.51	$17.33	$11.25
Total Return
Total return based on net asset value(c)	11.32%		101.77%	33.49%	(1.42)%	54.07%	(3.80)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$131,676		$131,695	$72,023	$54,661	$59,870	$32,434
Ratio of net expenses to average net assets, before waiver	0.69	%*	0.71%	0.76%	0.79%	0.82%	0.87%
Ratio of net expenses to average net assets, after waiver	0.69	%*	0.71%	0.76%	0.77%	0.77%	0.77%
Ratio of net investment loss to average net assets	(0.52	)%*	(0.58)%	(0.40)%	(0.22)%	(0.50)%	(0.43)%
Portfolio turnover rate(d)	12%		40%	5%	16%	13%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Period July 14, 2020(a) through December 31, 2020		For the Period January 1, 2019 through April 10, 2019(a)		For the Period April 9, 2018(b) through December 31, 2018
Net asset value, beginning of period	$49.21		$39.89		$19.46		$22.47
From Investment Operations
Net investment income (loss)(c)	(0.09)		(0.11)		(0.02)		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	5.70		12.66		4.17		(1.47	)(d)
Net increase (decrease) in net asset value from investment operations	5.61		12.55		4.15		(1.45)
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(3.23)		—		(1.56)
Total Dividends and Distributions	—		(3.23)		—		(1.56)
Net asset value, end of period	$54.82		$49.21		$23.61		$19.46
Total Return
Total return based on net asset value(e)	11.40%		31.57	%(f)	21.27%		(6.41)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$111,886		$108,171		$67,815		$58,008
Ratio of net expenses to average net assets, before waiver	0.54	%*	0.55	%*	0.61	%*	0.64	%*
Ratio of net expenses to average net assets, after waiver	0.54	%*	0.55	%*	0.61	%*	0.62	%*
Ratio of net investment income (loss) to average net assets	(0.36	)%*	(0.54	)%*	(0.37	)%*	0.09	%*
Portfolio turnover rate(g)	12%		40%		5%		16%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 10, 2019 to July 13, 2020. All shares of this class were redeemed at $23.61 on April 10, 2019. New shares were issued at $39.89 on July 14, 2020.

(b)  Commencement of investment operations.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Represents total return for the period July 14, 2020 (recommencement of investment operations) through December 31, 2020.

(g)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$38.47		$20.69	$15.52	$17.34	$13.96
From Investment Operations
Net investment loss(b)	(0.10)		(0.17)	(0.07)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	4.45		21.18	5.27	(0.22)	3.45
Net increase (decrease) in net asset value from investment operations	4.35		21.01	5.20	(0.26)	3.38
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(3.23)	(0.03)	(1.56)	—
Total Dividends and Distributions	—		(3.23)	(0.03)	(1.56)	—
Net asset value, end of period	$42.82		$38.47	$20.69	$15.52	$17.34
Total Return
Total return based on net asset value(c)	11.31%		101.76%	33.50%	(1.41)%	24.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$380,809		$221,188	$136,096	$75,402	$70,639
Ratio of net expenses to average net assets, before waiver	0.69	%*	0.71%	0.76%	0.79%	0.80	%*
Ratio of net expenses to average net assets, after waiver	0.69	%*	0.71%	0.76%	0.77%	0.77	%*
Ratio of net investment loss to average net assets	(0.51	)%*	(0.57)%	(0.41)%	(0.23)%	(0.61	)%*
Portfolio turnover rate(d)	12%		40%	5%	16%	13%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Long Term Global Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$38.38		$20.66	$15.51	$17.34		$13.96
From Investment Operations
Net investment loss(b)	(0.12)		(0.22)	(0.10)	(0.19)		(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	4.45		21.17	5.28	(0.08	)(c)	3.44
Net increase (decrease) in net asset value from investment operations	4.33		20.95	5.18	(0.27)		3.38
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(3.23)	(0.03)	(1.56)		—
Total Dividends and Distributions	—		(3.23)	(0.03)	(1.56)		—
Net asset value, end of period	$42.71		$38.38	$20.66	$15.51		$17.34
Total Return
Total return based on net asset value(d)	11.28%		101.61%	33.40%	(1.47)%		24.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$497,156		$350,860	$57,009	$356		$6
Ratio of net expenses to average net assets, before waiver	0.78	%*	0.79%	0.86%	0.88%		0.80	%*
Ratio of net expenses to average net assets, after waiver	0.78	%*	0.79%	0.86%	0.87%		0.80	%*
Ratio of net investment loss to average net assets	(0.60	)%*	(0.68)%	(0.53)%	(0.91)%		(0.56	)%*
Portfolio turnover rate(e)	12%		40%	5%	16%		13%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Positive Change Equities Fund

	Value	% of Total Net Assets
Auto Manufacturers	$11,420,999	7.4%
Banks	2,731,268	1.8
Biotechnology	26,233,622	17.0
Building Materials	5,805,917	3.8
Chemicals	14,704,312	9.6
Commercial Services	1,561,552	1.0
Computers	980,588	0.6
Diversified Financial Services	4,257,613	2.8
Electric	3,293,719	2.1
Electronics	2,899,751	1.9
Food	3,441,471	2.2
Healthcare — Products	9,434,974	6.1
Healthcare — Services	3,541,312	2.3
Insurance	2,569,488	1.7
Internet	21,934,081	14.2
Leisure Time	2,549,479	1.7
Machinery — Diversified	8,100,629	5.3
Pharmaceuticals	7,024,999	4.5
Semiconductors	21,078,793	13.7
Telecommunications	1,075,280	0.7
Total Value of Investments	154,639,847	100.4
Other assets less liabilities	(560,269)	(0.4)
Net Assets	$154,079,578	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Positive Change Equities Fund

	Shares	Value
COMMON STOCKS — 98.5%
ARGENTINA — 5.0%
MercadoLibre, Inc. *	4,981	$7,759,352
BELGIUM — 3.6%
Umicore SA	90,626	5,544,328
CANADA — 3.6%
AbCellera Biologics, Inc. *	50,444	1,109,768
Shopify, Inc., Class A *	3,074	4,491,052
		5,600,820
CHINA — 2.2%
Alibaba Group Holding Ltd. *	120,800	3,425,144
DENMARK — 6.3%
Chr. Hansen Holding A/S	36,529	3,296,857
Novozymes A/S, B Shares	42,043	3,172,129
Orsted AS	23,466	3,293,720
		9,762,706
INDIA — 2.8%
Housing Development Finance Corp., Ltd.	127,576	4,257,613
INDONESIA — 1.8%
Bank Rakyat Indonesia Persero Tbk PT	10,045,300	2,731,268
JAPAN — 4.1%
M3, Inc.	85,900	6,258,532
KENYA — 0.7%
Safaricom PLC	2,799,100	1,075,280
NETHERLANDS — 7.3%
ASML Holding NV	16,214	11,192,836
SOUTH AFRICA — 1.7%
Discovery Ltd. *	290,586	2,569,488

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Positive Change Equities Fund

	Shares	Value
SWEDEN — 3.8%
Nibe Industrier AB, B Shares	550,982	$5,805,917
TAIWAN — 6.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	459,000	9,885,957
UNITED KINGDOM — 0.6%
FDM Group Holdings PLC	69,457	980,588
UNITED STATES — 48.6%
10X Genomics, Inc., Class A *	25,015	4,898,437
ABIOMED, Inc. *	10,575	3,300,563
Alnylam Pharmaceuticals, Inc. *	21,251	3,602,470
Berkeley Lights, Inc. *	28,972	1,298,235
Beyond Meat, Inc. *	21,852	3,441,472
Coursera, Inc. *	39,473	1,561,552
Deere & Co.	11,013	3,884,395
Dexcom, Inc. *	13,853	5,915,231
Ecolab, Inc.	13,065	2,690,998
Glaukos Corp. *	14,570	1,235,973
Illumina, Inc. *	15,841	7,496,120
Moderna, Inc. *	58,885	13,836,797
Peloton Interactive, Inc., Class A *	20,557	2,549,479
Teladoc Health, Inc. *	21,296	3,541,312
Tesla, Inc. *	16,803	11,420,999
Xylem, Inc.	35,147	4,216,234
		74,890,267
Total Common Stocks
(cost $109,198,669)		151,740,096
PREFERRED STOCKS — 1.9%
GERMANY — 1.9%
Sartorius AG 0.15% (cost $2,016,487)	5,571	2,899,751
TOTAL INVESTMENTS — 100.4% **
(cost $111,215,156)		$154,639,847
Other liabilities less assets — (0.4)%		(560,269)
NET ASSETS — 100.0%		$154,079,578

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Positive Change Equities Fund

*  Non-income producing security.

**  The Total Investments percentage exceeds 100% due to the timing of settling transactions and not as a result of borrowings for investment purposes.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks ***	$95,192,065	$56,548,031	$—	$151,740,096
Preferred Stocks ***	—	2,899,751	—	2,899,751
Total	$95,192,065	$59,447,782	$—	$154,639,847

***  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford Positive Change Equities Fund

ASSETS
Investments, at value (cost $111,215,156)	$154,639,847
Cash	2,855,785
Capital shares sold receivable	716,576
Dividends receivable	49,011
Tax reclaims receivable	36,365
Due from Investment Advisor	3,866
Prepaid assets	22,690
Total Assets	158,324,140
LIABILITIES
Advisory fee payable	113,542
Capital shares purchased payable	3,008,295
Payable for investment purchased	1,003,868
Administration & Supervisory fee payable	58,640
Trustee fee payable	569
Commitment fee payable	132
Accrued expenses	59,516
Total Liabilities	4,244,562
NET ASSETS	$154,079,578
COMPOSITION OF NET ASSETS
Paid-in capital	$104,913,460
Total distributable earnings	49,166,118
$154,079,578
NET ASSET VALUE, PER SHARE
Class K ( $87,478,185 / 3,255,558 shares outstanding), unlimited authorized, no par value	$26.87
Institutional Class ( $66,601,393 / 2,481,219 shares outstanding), unlimited authorized, no par value	$26.84

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2021

For the Six Months Ended June 30, 2021 (unaudited)
Baillie Gifford Positive Change Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $64,046)	$362,617
Interest	95
Total Investment Income	362,712
EXPENSES
Advisory fee (Note B)	204,325
Administration & Supervisory fee — Class K shares (Note B)	60,350
Administration & Supervisory fee — Institutional Class shares (Note B)	44,908
Transfer agency	25,653
Sub-transfer agency — Institutional Class shares	11,422
Fund accounting	47,175
Registration fees	21,787
Custody	17,228
Professional fees	13,965
Legal	5,848
Trustees' fees	1,308
Commitment fees	278
Miscellaneous	5,405
Total Expenses	459,652
Fees waived/expenses reimbursed	(45,772)
Total Expenses after waiver	413,880
Net Investment Loss	(51,168)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	2,976,261
Foreign currency transactions	(4,840)
2,971,421
Net change in unrealized appreciation (depreciation) on:
Investments	11,946,463
Translation of net assets and liabilities denominated in foreign currencies	(862)
11,945,601
Net realized and unrealized gain	14,917,022
NET INCREASE IN NET ASSETS FROM OPERATIONS	$14,865,854

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford Positive Change Equities Fund

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(51,168)	$(99,787)
Net realized gain	2,971,421	6,603,452
Net change in unrealized appreciation	11,945,601	27,867,351
Net increase in net assets from operations	14,865,854	34,371,016
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(2,264,794)
Institutional Class	—	(1,368,157)
Total Distributions to Shareholders	—	(3,632,951)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	21,335,110	29,045,519
Institutional Class	29,198,555	15,232,525
Dividends reinvested:
Class K	—	1,516,124
Institutional Class	—	1,350,344
Cost of shares redeemed:
Class K	(2,690,470)	(5,528,256)
Institutional Class	(4,623,848)	(3,001,141)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	43,219,347	38,615,115
Total Increase in Net Assets	58,085,201	69,353,180
NET ASSETS
Beginning of period	95,994,377	26,641,197
End of period	$154,079,578	$95,994,377

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Positive Change Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$23.81		$13.13	$10.10	$10.16		$10.00
From Investment Operations
Net investment income (loss)(b)	(0.01)		(0.04)	0.05	(0.02)		(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	3.07		11.65	3.04	(0.04	)(d)	0.16
Net increase (decrease) in net asset value from investment operations	3.06		11.61	3.09	(0.06)		0.16
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.04)	—		—
From net realized gain on investments	—		(0.93)	(0.02)	—		—
Total Dividends and Distributions	—		(0.93)	(0.06)	—		—
Net asset value, end of period	$26.87		$23.81	$13.13	$10.10		$10.16
Total Return
Total return based on net asset value(e)	12.85%		88.43%	30.53%	(0.59)%		1.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$87,478		$59,594	$15,923	$5,036		$508
Ratio of net expenses to average net assets, before waiver	0.72	%*	1.02%	1.63%	3.21%		53.13	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%	0.65%	0.65%		0.65%
Ratio of net investment income (loss) to average net assets	(0.07	)%*	(0.19)%	0.44%	(0.14)%		(0.47	)%*
Portfolio turnover rate(f)	15%		40%	7%	7%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford Positive Change Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$23.79		$13.13	$10.10	$10.16		$10.00
From Investment Operations
Net investment income (loss)(b)	(0.01)		(0.04)	0.05	(0.02)		(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	3.06		11.63	3.03	(0.04	)(d)	0.16
Net increase (decrease) in net asset value from investment operations	3.05		11.59	3.08	(0.06)		0.16
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.03)	—		—
From net realized gain on investments	—		(0.93)	(0.02)	—		—
Total Dividends and Distributions	—		(0.93)	(0.05)	—		—
Net asset value, end of period	$26.84		$23.79	$13.13	$10.10		$10.16
Total Return
Total return based on net asset value(e)	12.82%		88.28%	30.49%	(0.59)%		1.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$66,601		$36,400	$10,718	$7,492		$508
Ratio of net expenses to average net assets, before waiver	0.77	%*	1.05%	1.63%	3.21%		53.13	%*
Ratio of net expenses to average net assets, after waiver	0.69	%*	0.68%	0.65%	0.65%		0.80	%*
Ratio of net investment income (loss) to average net assets	(0.09	)%*	(0.21)%	0.41%	(0.14)%		(0.47	)%*
Portfolio turnover rate(f)	15%		40%	7%	7%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford U.S. Discovery Fund

	Value	% of Total Net Assets
Aerospace/Defense	$18,828	1.7%
Biotechnology	103,988	9.5
Chemicals	26,059	2.4
Commercial Services	50,407	4.6
Computers	50,434	4.6
Diversified Financial Services	20,764	1.9
Electrical Components & Equipment	15,632	1.4
Healthcare — Products	167,258	15.3
Healthcare — Services	17,675	1.6
Home Furnishings	18,491	1.7
Insurance	29,005	2.7
Internet	137,356	12.5
Miscellaneous Manufacturing	30,410	2.8
Pharmaceuticals	20,085	1.8
Real Estate	18,643	1.7
Retail	18,252	1.7
Semiconductors	69,168	6.3
Software	273,968	25.0
Total Value of Investments	1,086,423	99.2
Other assets less liabilities	8,409	0.8
Net Assets	$1,094,832	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2021
June 30, 2021 (unaudited)
Baillie Gifford U.S. Discovery Fund

	Shares	Value
COMMON STOCKS — 99.2%
ISRAEL — 1.8%
JFrog Ltd. *	437	$19,892
UNITED STATES — 97.4%
Adaptimmune Therapeutics PLC ADR *	1,791	7,630
AeroVironment, Inc. *	188	18,828
Ambarella, Inc. *	218	23,245
American Well Corp., Class A *	1,405	17,675
Axogen, Inc. *	538	11,626
Axon Enterprise, Inc. *	172	30,410
Bandwidth, Inc., Class A *	161	22,205
Benefitfocus, Inc. *	750	10,575
Berkeley Lights, Inc. *	418	18,731
Blackline, Inc. *	229	25,481
Cardlytics, Inc. *	171	21,705
Cargurus, Inc. *	429	11,253
CEVA, Inc. *	191	9,034
Chegg, Inc. *	310	25,764
Cloudera, Inc. *	2,087	33,100
Codexis, Inc. *	1,150	26,059
CyberArk Software Ltd. *	186	24,230
Denali Therapeutics, Inc. *	178	13,962
Digimarc Corp. *	318	10,653
Everbridge, Inc. *	203	27,624
EverQuote, Inc., Class A *	747	24,412
Freshpet, Inc. *	112	18,252
Glaukos Corp. *	167	14,167
IPG Photonics Corp. *	97	20,445
iRobot Corp. *	198	18,491
Kaleido Biosciences, Inc. *	1,070	7,961
LendingTree, Inc. *	98	20,764
LiveRamp Holdings, Inc. *	526	24,643
Medallia, Inc. *	542	18,292
Novanta, Inc. *	116	15,632
Novocure Ltd. *	177	39,262
Pacira BioSciences, Inc. *	331	20,085
Precision BioSciences, Inc. *	826	10,342
Q2 Holdings, Inc. *	249	25,542
Quanterix Corp. *	359	21,059
Redfin Corp. *	294	18,643
Rubius Therapeutics, Inc. *	414	10,106
Shockwave Medical, Inc. *	163	30,926
Sprout Social, Inc., Class A *	391	34,963
STAAR Surgical Co. *	222	33,855
Stitch Fix, Inc., Class A *	475	28,643
Stratasys Ltd. *	356	9,206
Sutro Biopharma, Inc. *	1,019	18,943
Tabula Rasa HealthCare, Inc. *	431	21,550

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford U.S. Discovery Fund

	Shares	Value
Tandem Diabetes Care, Inc. *	168	$16,363
Trupanion, Inc. *	252	29,005
Upwork, Inc. *	815	47,506
Varonis Systems, Inc. *	295	16,998
Veeco Instruments, Inc. *	684	16,443
Xencor, Inc. *	473	16,314
Zuora, Inc., Class A *	1,619	27,928
		1,066,531
TOTAL INVESTMENTS — 99.2%
(cost $990,315)		$1,086,423
Other assets less liabilities — 0.8%		8,409
NET ASSETS — 100.0%		$1,094,832

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,086,423	$—	$—	$1,086,423
Total	$1,086,423	$—	$—	$1,086,423

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford U.S. Discovery Fund

ASSETS
Investments, at value (cost $990,315)	$1,086,423
Cash	20,447
Due from Investment Advisor	13,617
Total Assets	1,120,487
LIABILITIES
Advisory fee payable	778
Administration & Supervisory fee payable	265
Trustee fee payable	3
Commitment fee payable	1
Accrued expenses	24,608
Total Liabilities	25,655
NET ASSETS	$1,094,832
COMPOSITION OF NET ASSETS
Paid-in capital	$1,000,000
Total distributable earnings	94,832
$1,094,832
NET ASSET VALUE, PER SHARE
Class K ( $547,416 / 50,000 shares outstanding), unlimited authorized, no par value	$10.95
Institutional Class ( $547,416 / 50,000 shares outstanding), unlimited authorized, no par value	$10.95

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2021

For the Period May 6, 2021 through June 30, 2021 (unaudited)
Baillie Gifford U.S. Discovery Fund

EXPENSES
Advisory fee (Note B)	$778
Administration & Supervisory fee — Class K shares (Note B)	132
Administration & Supervisory fee — Institutional Class shares (Note B)	132
Transfer agency	4,604
Fund accounting	7,748
Registration fees	7,671
Professional fees	4,847
Custody	92
Legal	16
Trustees' fees	3
Commitment fees	1
Miscellaneous	680
Total Expenses	26,704
Fees waived/expenses reimbursed	(25,428)
Total Expenses after waiver	1,276
Net Investment Loss	(1,276)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	—
Net change in unrealized appreciation on:
Investments	96,108
96,108
Net realized and unrealized gain	96,108
NET INCREASE IN NET ASSETS FROM OPERATIONS	$94,832

*  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford U.S. Discovery Fund

For the Period May 6, 2021(a) through June 30, 2021 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(1,276)
Net realized gain	—
Net change in unrealized appreciation	96,108
Net increase in net assets from operations	94,832
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	500,000
Institutional Class	500,000
Increase in Net Assets from Transactions in Shares of Beneficial Interest	1,000,000
Total Increase in Net Assets	1,094,832
NET ASSETS
Beginning of period	—
End of period	$1,094,832

(a)  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford U.S. Discovery Fund
Selected data for a Class K share outstanding throughout the period:

	For the Period May 6, 2021(a) through June 30, 2021 (unaudited)
Net asset value, beginning of period	$10.00
From Investment Operations
Net investment loss(b)	(0.01)
Net realized and unrealized gain on investments and foreign currency	0.96
Net increase in net asset value from investment operations	0.95
Net asset value, end of period	$10.95
Total Return
Total return based on net asset value(c)	9.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$547
Ratio of net expenses to average net assets, before waiver	17.15	%*
Ratio of net expenses to average net assets, after waiver	0.82	%*
Ratio of net investment loss to average net assets	(0.82	)%*
Portfolio turnover rate(d)	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford U.S. Discovery Fund
Selected data for an Institutional Class share outstanding throughout the period:

	For the Period May 6, 2021(a) through June 30, 2021 (unaudited)
Net asset value, beginning of period	$10.00
From Investment Operations
Net investment loss(b)	(0.01)
Net realized and unrealized gain on investments and foreign currency	0.96
Net increase in net asset value from investment operations	0.95
Net asset value, end of period	$10.95
Total Return
Total return based on net asset value(c)	9.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$547
Ratio of net expenses to average net assets, before waiver	17.15	%*
Ratio of net expenses to average net assets, after waiver	0.82	%*
Ratio of net investment loss to average net assets	(0.82	)%*
Portfolio turnover rate(d)	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Value	% of Total Net Assets
Advertising	$8,019,138	4.9%
Aerospace/Defense	993,192	0.6
Auto Manufacturers	6,612,122	4.0
Banks	3,904,740	2.4
Biotechnology	18,026,326	10.9
Commercial Services	12,128,369	7.4
Distribution/Wholesale	2,234,359	1.4
Healthcare — Products	12,899,585	7.8
Healthcare — Services	1,866,439	1.1
Insurance	2,326,822	1.4
Internet	57,678,961	35.0
Real Estate	2,882,619	1.7
Retail	5,792,002	3.5
Semiconductors	2,657,132	1.6
Software	24,134,709	14.6
Total Value of Investments	162,156,515	98.3
Other assets less liabilities	2,854,815	1.7
Net Assets	$165,011,330	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 98.3%
CANADA — 8.5%
Shopify, Inc., Class A *	9,587	$14,006,415
UNITED STATES — 89.8%
10X Genomics, Inc., Class A *	14,587	2,856,426
ABIOMED, Inc. *	7,468	2,330,837
Affirm Holdings, Inc. *	24,915	1,678,025
Alnylam Pharmaceuticals, Inc. *	10,742	1,820,984
Amazon.com, Inc. *	2,820	9,701,251
Appian Corp. *	21,330	2,938,207
Carvana Co. *	10,917	3,294,969
Chegg, Inc. *	44,608	3,707,371
Chewy, Inc., Class A *	37,519	2,990,639
Cloudflare, Inc., Class A *	31,095	3,291,095
CoStar Group, Inc. *	35,680	2,955,018
Coursera, Inc. *	30,573	1,209,468
Datadog, Inc., Class A *	14,689	1,528,831
Denali Therapeutics, Inc. *	36,512	2,864,001
DoorDash, Inc., Class A *	6,385	1,138,637
First Republic Bank	20,862	3,904,741
Glaukos Corp. *	20,824	1,766,500
HEICO Corp., Class A	7,998	993,192
Illumina, Inc. *	10,445	4,942,678
Lemonade, Inc. *	21,267	2,326,822
Lyft, Inc., Class A *	8,775	530,712
MarketAxess Holdings, Inc.	5,562	2,578,488
Moderna, Inc. *	30,814	7,240,674
Netflix, Inc. *	9,428	4,979,964
Novocure Ltd. *	19,236	4,266,930
NVIDIA Corp.	3,321	2,657,132
Penumbra, Inc. *	6,126	1,678,892
Pinterest, Inc., Class A *	30,962	2,444,450
Recursion Pharmaceuticals, Inc., Class A *	18,114	661,161
Redfin Corp. *	45,460	2,882,619
Roku, Inc. *	17,354	7,969,824
Sana Biotechnology, Inc. *	25,271	496,828
Snap, Inc., Class A *	24,625	1,677,947
Snowflake, Inc., Class A *	7,155	1,730,079

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
Stitch Fix, Inc., Class A *	27,910	$1,682,973
Teladoc Health, Inc. *	11,224	1,866,439
Tesla, Inc. *	9,728	6,612,122
Trade Desk, Inc. (The), Class A *	103,660	8,019,138
Twilio, Inc., Class A *	16,517	6,510,341
Vroom, Inc. *	59,652	2,497,033
Watsco, Inc.	7,795	2,234,359
Wayfair, Inc., Class A *	28,012	8,843,668
Workday, Inc., Class A *	10,719	2,559,054
Zillow Group, Inc., Class A *	13,976	1,712,479
Zoom Video Communications, Inc., Class A *	14,410	5,577,102
		148,150,100
TOTAL INVESTMENTS — 98.3%
(cost $112,616,664)		$162,156,515
Other assets less liabilities — 1.7%		2,854,815
NET ASSETS — 100.0%		$165,011,330

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$162,156,515	$—	$—	$162,156,515
Total	$162,156,515	$—	$—	$162,156,515

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

ASSETS
Investments, at value (cost $112,616,664)	$162,156,515
Cash	2,839,287
Capital shares sold receivable	414,174
Due from Investment Advisor	1,893
Dividends receivable	1,252
Prepaid assets	29,271
Total Assets	165,442,392
LIABILITIES
Advisory fee payable	119,791
Capital shares purchased payable	198,563
Administration & Supervisory fee payable	61,723
Trustee fee payable	798
Commitment fee payable	157
Accrued expenses	50,030
Total Liabilities	431,062
NET ASSETS	$165,011,330
COMPOSITION OF NET ASSETS
Paid-in capital	$110,629,593
Total distributable earnings	54,381,737
$165,011,330
NET ASSET VALUE, PER SHARE
Class K ( $88,703,363 / 1,941,777 shares outstanding), unlimited authorized, no par value	$45.68
Institutional Class ( $76,307,967 / 1,673,876 shares outstanding), unlimited authorized, no par value	$45.59

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2021

For the Six Months Ended June 30, 2021 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

INVESTMENT INCOME
Dividends	$48,682
Interest	114
Total Investment Income	48,796
EXPENSES
Advisory fee (Note B)	230,528
Administration & Supervisory fee — Class K shares (Note B)	62,227
Administration & Supervisory fee — Institutional Class shares (Note B)	56,530
Transfer agency	21,998
Sub-transfer agency — Institutional Class shares	29,783
Fund accounting	40,957
Registration fees	26,909
Professional fees	12,139
Custody	8,469
Legal	6,706
Trustees' fees	1,572
Line of Credit	1,136
Commitment fees	337
Miscellaneous	3,671
Total Expenses	502,962
Fees waived/expenses reimbursed	(19,108)
Total Expenses after waiver	483,854
Net Investment Loss	(435,058)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	2,106,948
2,106,948
Net change in unrealized appreciation on:
Investments	13,835,522
13,835,522
Net realized and unrealized gain	15,942,470
NET INCREASE IN NET ASSETS FROM OPERATIONS	$15,507,412

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford U.S. Equity Growth Fund

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(435,058)	$(267,455)
Net realized gain	2,106,948	6,406,378
Net change in unrealized appreciation	13,835,522	33,266,753
Net increase in net assets from operations	15,507,412	39,405,676
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(1,796,813)
Institutional Class	—	(1,331,225)
Total Distributions to Shareholders	—	(3,128,038)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	21,355,604	26,113,885
Institutional Class	58,302,272	29,537,484
Dividends reinvested:
Class K	—	1,747,331
Institutional Class	—	1,331,225
Cost of shares redeemed:
Class K	(1,744,094)	(7,048,968)
Institutional Class	(29,218,207)	(4,481,602)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	48,695,575	47,199,355
Total Increase in Net Assets	64,202,987	83,476,993
NET ASSETS
Beginning of period	100,808,343	17,331,350
End of period	$165,011,330	$100,808,343

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford U.S. Equity Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$39.85		$18.25	$14.25	$13.39	$11.49
From Investment Operations
Net investment loss(b)	(0.12)		(0.16)	(0.08)	(0.07)	(0.03)
Net realized and unrealized gain on investments and foreign currency	5.95		23.07	4.33	1.22 (c)	1.98
Net increase in net asset value from investment operations	5.83		22.91	4.25	1.15	1.95
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(1.31)	(0.25)	(0.29)	(0.05)
Total Dividends and Distributions	—		(1.31)	(0.25)	(0.29)	(0.05)
Net asset value, end of period	$45.68		$39.85	$18.25	$14.25	$13.39
Total Return
Total return based on net asset value(d)	14.60%		125.57%	29.78%	8.60%	17.01%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$88,703		$58,076	$13,867	$10,594	$1,344
Ratio of net expenses to average net assets, before waiver	0.68	%*	0.97%	1.72%	7.75%	13.11%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%	0.65%	0.63%	0.57%*
Ratio of net investment loss to average net assets	(0.58	)%*	(0.55)%	(0.45)%	(0.46)%	(0.31)%*
Portfolio turnover rate(e)	30%		33%	18%	107%	15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford U.S. Equity Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$39.78		$18.23	$14.21		$13.39	$11.49
From Investment Operations
Net investment loss(b)	(0.14)		(0.20)	(0.10)		(0.10)	(0.03)
Net realized and unrealized gain on investments and foreign currency	5.95		23.06	4.37		1.21 (c)	1.98
Net increase in net asset value from investment operations	5.81		22.86	4.27		1.11	1.95
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(1.31)	(0.25)		(0.29)	(0.05)
Total Dividends and Distributions	—		(1.31)	(0.25)		(0.29)	(0.05)
Net asset value, end of period	$45.59		$39.78	$18.23		$14.21	$13.39
Total Return
Total return based on net asset value(d)	14.58%		125.43%	30.01	%(e)	8.30%	17.01%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$76,308		$42,732	$3,464		$6	$6
Ratio of net expenses to average net assets, before waiver	0.77	%*	1.06%	1.82%		6.69%	13.11%*
Ratio of net expenses to average net assets, after waiver	0.74	%*	0.74%	0.75%		0.78%	0.72%*
Ratio of net investment loss to average net assets	(0.67	)%*	(0.65)%	(0.56)%		(0.53)%	(0.31)%*
Portfolio turnover rate(f)	30%		33%	18%		107%	15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Excluding reimbursement received from the Manager, total return for the period was 29.72%. See Note D.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

Note A — Organization and Accounting Policies

Each fund identified in the table below (each, a "Fund", and collectively, the "Funds") is a series of Baillie Gifford Funds (the "Trust"). The Trust includes two other series, Baillie Gifford Multi Asset Fund and Baillie Gifford International All Cap Fund, that are not included in this report, and three other series, Baillie Gifford Asia Ex Japan Fund, Baillie Gifford China Equities Fund, and Baillie Gifford Japan Growth Fund, which have not yet commenced operations as of June 30, 2021. The investment objective of each Fund includes achieving capital appreciation. For more detail on specific objectives of each Fund and a description of each share class, please refer to the relevant prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on June 21, 2000, under the laws of Massachusetts. The Trust operates pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

The following table is a summary of classes of the Funds with shares outstanding as of June 30, 2021:

	Baillie Gifford China A Shares Growth Fund*	Baillie Gifford Developed EAFE All Cap Fund	Baillie Gifford EAFE Plus All Cap Fund	Baillie Gifford Emerging Markets Equities Fund	Baillie Gifford Global Alpha Equities Fund	Baillie Gifford Global Stewardship Equities Fund	Baillie Gifford International Alpha Fund	Baillie Gifford International Concentrated Growth Equities Fund	Baillie Gifford International Growth Fund	Baillie Gifford International Smaller Companies Fund	Baillie Gifford Long Term Global Growth Fund	Baillie Gifford Positive Change Equities Fund	Baillie Gifford U.S. Discovery Fund	Baillie Gifford U.S. Equity Growth Fund
Class 2	N/A	X	X	X	X	N/A	X	N/A	X	N/A	X	N/A	N/A	N/A
Class 3	N/A	X	X	X	X	N/A	X	N/A	X	N/A	N/A	N/A	N/A	N/A
Class 4	N/A	X	N/A	X	X	N/A	X	N/A	X	N/A	N/A	N/A	N/A	N/A
Class 5	N/A	N/A	N/A	X	N/A	N/A	X	N/A	X	N/A	X	N/A	N/A	N/A
Class K	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Institutional Class	X	X	X	X	X	X	X	X	X	X	X	X	X	X

*  Prior to April 30, 2021, the Fund was known as Baillie Gifford China A Shares Fund.

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments

Investments are recorded at fair value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation, at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the Board of Trustees of the Trust (the "Board"). The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of a Fund's net asset value.

If events materially affecting the value of the Funds' portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Funds utilize a third party pricing service which for all equity securities, except those traded on Canadian, Latin American or U.S. exchanges, subject to certain minimum confidence levels, applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds' Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund's investments at June 30, 2021 is disclosed at the end of each Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Funds' securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of a Fund's total income stated separately on the Statement of Operations, and is recorded at the fair market value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal and Other Taxes

Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2021, Baillie Gifford Emerging Markets Equities Fund and Baillie Gifford Global Alpha Equities Fund recorded a receivable for India capital gains tax refunds of $1,347,063 and $76,898 respectively. As of June 30, 2021, Baillie Gifford Emerging Markets Equities Fund, Baillie Gifford Global Alpha Equities Fund, Baillie Gifford International Alpha Fund and Baillie Gifford International Growth Fund recorded a deferred liability for potential future India capital gains taxes of $24,179,526, $402,037, $2,536,199 and $393,804, respectively.

With respect to Baillie Gifford China A Shares Growth Fund, while overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A shares purchased through the Stock Connect programs, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. The previous three tax year ends and the interim tax period since then, as applicable, remain subject to examination.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

At December 31, 2020 for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short Term Capital Losses No Expiration	Long Term Capital Losses No Expiration	Capital Loss Available Total
Baillie Gifford Emerging Markets Equities Fund	$(52,717,239)	$(67,489,660)	$(120,206,899)

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October capital/late year ordinary losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year or period ended December 31, 2020, the Funds shown below incurred and will elect to defer net post-October or late year losses as indicated.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

Fund	Capital Loss Carryforwards	Post October Capital/Late Year Ordinary Losses
Baillie Gifford Developed EAFE All Cap Fund	$—	$110,984
Baillie Gifford Emerging Markets Equities Fund	(120,206,899)	—
Baillie Gifford International Alpha Fund	—	1,572,738

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds' policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

The Funds' cost of investments and gross unrealized appreciation (depreciation) at June 30, 2021 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Baillie Gifford China A Shares Growth Fund	$1,177,334	$986,023	$(41,697)	$944,326
Baillie Gifford Developed EAFE All Cap Fund	406,671,972	256,138,751	(8,420,023)	247,718,728
Baillie Gifford EAFE Plus All Cap Fund	398,161,509	266,195,910	(7,206,015)	258,989,895
Baillie Gifford Emerging Markets Equities Fund	4,483,703,241	2,699,593,695	(156,865,552)	2,542,728,143
Baillie Gifford Global Alpha Equities Fund	742,576,204	666,321,718	(14,791,215)	651,530,503
Baillie Gifford Global Stewardship Equities Fund	3,574,731	3,264,664	(69,313)	3,195,351
Baillie Gifford International Alpha Fund	2,473,057,232	1,741,228,981	(52,731,045)	1,688,497,936
Baillie Gifford International Concentrated Growth Equities Fund	101,524,567	34,193,669	(679,353)	33,514,316
Baillie Gifford International Growth Fund	1,757,028,578	2,582,641,435	(10,737,381)	2,571,904,054
Baillie Gifford International Smaller Companies Fund	6,157,521	919,127	(68,143)	850,984
Baillie Gifford Long Term Global Growth Fund	643,882,479	467,278,354	(10,477,636)	456,800,718
Baillie Gifford Positive Change Equities Fund	111,618,868	44,397,521	(1,376,542)	43,020,979
Baillie Gifford U.S. Discovery Fund	990,315	115,766	(19,658)	96,108
Baillie Gifford U.S. Equity Growth Fund	112,903,839	49,831,626	(578,950)	49,252,676

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

Note B — Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the

Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds (the "Advisory Agreement"), each Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by each Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of that Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford China A Shares Growth Fund	$0 - $2 > $2 - $5 Above $5	0.55 0.51% 0.49%%
Baillie Gifford Developed EAFE All Cap Fund	$0 - $2 > $2 - $5 Above $5	0.35 0.31% 0.29%%
Baillie Gifford EAFE Plus All Cap Fund	$0 - $2 > $2 - $5 Above $5	0.35 0.31% 0.29%%
Baillie Gifford Emerging Markets Equities Fund	$0 - $2 > $2 - $5 Above $5	0.55 0.51% 0.49%%
Baillie Gifford Global Alpha Equities Fund	$0 - $2 > $2 - $5 Above $5	0.40 0.36% 0.34%%
Baillie Gifford Global Stewardship Equities Fund	$0 - $2 > $2 - $5 Above $5	0.33 0.29% 0.27%%
Baillie Gifford International Alpha Fund	$0 - $2 > $2 - $5 Above $5	0.35 0.31% 0.29%%
Baillie Gifford International Concentrated Growth Equities Fund	$0 - $2 > $2 - $5 Above $5	0.40 0.36% 0.34%%
Baillie Gifford International Growth Fund	$0 - $2 > $2 - $5 Above $5	0.35 0.31% 0.29%%
Baillie Gifford International Smaller Companies Fund	All assets	0.58%
Baillie Gifford Long Term Global Growth Fund	$0 - $2 > $2 - $5 Above $5	0.45 0.41% 0.39%%

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford Positive Change Equities Fund	$0 - $2 > $2 - $5 Above $5	0.33 0.29% 0.27%%
Baillie Gifford U.S. Discovery Fund	All assets	0.50%
Baillie Gifford U.S. Equity Growth Fund	$0 - $2 > $2 - $5 Above $5	0.33 0.29% 0.27%%

The Manager has contractually agreed to waive its fees and/or bear expenses of the following Funds to the extent that such Fund's total annual operating expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed the following amounts:

Fund	Class	Expense Limitation	Expiration Date
Baillie Gifford China A Shares Growth Fund	Class K	0.87%	April 30, 2022
	Institutional Class	0.87%	April 30, 2022
Baillie Gifford Global Stewardship Equities Fund	Class K	0.65%	April 30, 2022
	Institutional Class	0.65%	April 30, 2022
Baillie Gifford International Concentrated Growth Equities Fund	Class K	0.72%	April 30, 2022
	Institutional Class	0.72%	April 30, 2022
Baillie Gifford International Smaller Companies Fund	Class K	0.90%	April 30, 2022
	Institutional Class	0.90%	April 30, 2022
Baillie Gifford Positive Change Equities Fund	Class K	0.65%	April 30, 2022
	Institutional Class	0.65%	April 30, 2022
Baillie Gifford U.S. Discovery Fund	Class K	0.82%	April 30, 2022
	Institutional Class	0.82%	April 30, 2022
Baillie Gifford U.S. Equity Growth Fund	Class K	0.65%	April 30, 2022
	Institutional Class	0.65%	April 30, 2022

Waived fees for all Funds are not subject to recoupment. These contractual agreements may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

The Funds mentioned in the following table have adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds' average daily net assets attributed to each class of shares. The fee paid by Class 2 shares is 0.17%, Class 3 shares is 0.10%, Class 4 shares is 0.07%, and Class 5 shares is 0.02%. Class K and Institutional Class shares do not pay this fee.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

With respect to Class K and Institutional Class shares, the Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Funds, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of each Fund. Each Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares of each Fund, which authorizes each Fund to pay the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of such Fund's average net assets.

Institutional Class shares bear expenses in connection with compensating financial intermediaries for sub-transfer agency and other services. Class K shares do not bear such expenses.

The Funds may enter into certain agreements with Financial Intermediaries that require payments for sub-transfer agency services in excess of the Board approved cap on payments and/or reimbursements to Financial Intermediaries. In such instances the Manager will pay, out of its own profits, the difference between the amount due under the agreement with the Financial Intermediary and the cap on such payments and/or reimbursements approved by the Board.

The Bank of New York Mellon serves as the Funds' administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2021 were as follows:

Fund	Purchases	Sales
Baillie Gifford China A Shares Growth Fund	$244,098	$237,811
Baillie Gifford Developed EAFE All Cap Fund	82,637,714	44,642,794
Baillie Gifford EAFE Plus All Cap Fund	35,223,996	131,509,118
Baillie Gifford Emerging Markets Equities Fund	1,270,671,402	711,606,874
Baillie Gifford Global Alpha Equities Fund	208,759,001	465,360,102
Baillie Gifford Global Stewardship Equities Fund	577,046	593,488
Baillie Gifford International Alpha Fund	271,920,948	445,660,490
Baillie Gifford International Concentrated Growth Equities Fund	104,421,291	36,368,321
Baillie Gifford International Growth Fund	370,612,036	567,669,891
Baillie Gifford International Smaller Companies Fund	5,118,399	91,876
Baillie Gifford Long Term Global Growth Fund	323,115,446	115,307,735
Baillie Gifford Positive Change Equities Fund	62,819,555	17,923,924
Baillie Gifford U.S. Discovery Fund	990,315	—
Baillie Gifford U.S. Equity Growth Fund	88,789,919	41,783,369

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

Note D — Transactions in Shares of Beneficial Interest

Baillie Gifford China A Shares Growth Fund
	Class K Shares For the Period Ended June 30, 2021				Institutional Class Shares For the Period Ended June 30, 2021
	Shares		Amount		Shares		Amount
Shares sold	—		$—		—		$—
Shares issued in reinvestment of dividends and distributions	—		—		—		—
Shares redeemed	—		—		—		—
Net increase (decrease)	—		$—		—		$—
Baillie Gifford China A Shares Growth Fund
	Class K Shares For the Year Ended December 31, 2020				Institutional Class Shares For the Year Ended December 31, 2020
	Shares		Amount		Shares		Amount
Shares sold	373		$7,058		373		$7,057
Shares issued in reinvestment of dividends and distributions	—		—		—		—
Shares redeemed	—		—		—		—
Net increase (decrease)	373		$7,058		373		$7,057
Baillie Gifford Developed EAFE All Cap Fund
	Class 2 Shares For the Period Ended June 30, 2021				Class 3 Shares For the Period Ended June 30, 2021
	Shares		Amount		Shares		Amount
Shares sold	174		$3,000		6,023,514	(a)	$103,921,278	(a)
Shares issued in reinvestment of dividends and distributions			—				—
Shares redeemed	(6,317,318	)(b)	(107,921,279	)(b)	(6,470,874	)(c)	(111,639,409	)(c)
Net increase (decrease)	(6,317,144)		$(107,918,279)		(447,360)		$(7,718,131)

(a)  6,023,514 shares and $103,921,278 converted into Class 3 from Class 2.

(b)  6,083,173 shares and $103,921,278 converted from Class 2 into Class 3.

(c)  6,470,874 shares and $111,639,409 converted from Class 3 into Class 4.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

	Baillie Gifford Developed EAFE All Cap Fund
	Class 4 Shares For the Period Ended June 30, 2021				Class K Shares For the Period Ended June 30, 2021
	Shares		Amount		Shares	Amount
Shares sold	6,448,597	(d)	$111,639,409	(d)	4,540,665	$79,877,575
Shares issued in reinvestment of dividends and distributions			—			—
Shares redeemed	—		—		(1,246,501)	(21,356,826)
Net increase (decrease)	6,448,597		$111,639,409		3,294,164	$58,520,749

(d)  6,448,597 shares and $111,639,409 converted into Class 4 from Class 3.

	Baillie Gifford Developed EAFE All Cap Fund
	Institutional Class Shares For the Period Ended June 30, 2021
	Shares	Amount
Shares sold	672,898	$11,517,882
Shares issued in reinvestment of dividends and distributions
Shares redeemed	(267,355)	(4,605,087)
Net increase (decrease)	405,543	$6,912,795

	Baillie Gifford Developed EAFE All Cap Fund
	Class 2 Shares For the Year Ended December 31, 2020		Class 3 Shares For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	459	$6,000	—	$—
Shares issued in reinvestment of dividends and distributions	130,567	2,184,122	68,588	1,158,667
Shares redeemed	(4,340,986)	(65,191,959)	—	—
Net increase (decrease)	(4,209,960)	$(63,001,837)	68,588	$1,158,667
	Baillie Gifford Developed EAFE All Cap Fund
	Class K Shares For the Year Ended December 31, 2020		Institutional Class Shares For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	781,546	$9,101,965	1,343,178	$17,007,484
Shares issued in reinvestment of dividends and distributions	141,302	2,359,735	6,555	109,348
Shares redeemed	(4,944,572)	(62,538,353)	(1,318,718)	(17,016,373)
Net increase (decrease)	(4,021,724)	$(51,076,653)	31,015	$100,459

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

	Baillie Gifford EAFE Plus All Cap Fund
	Class 2 Shares For the Period Ended June 30, 2021		Class 3 Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	137	$3,000	—	$—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	(2,708,223)	(58,635,039)	(1,237,019)	(27,500,000)
Net increase (decrease)	(2,708,086)	$(58,632,039)	(1,237,019)	$(27,500,000)
	Baillie Gifford EAFE Plus All Cap Fund
	Class K Shares For the Period Ended June 30, 2021		Institutional Class Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	147,180	$3,127,000	180,141	$3,919,173
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(1,112,646)	(23,825,000)	(94,931)	(2,051,833)
Net increase (decrease)	(965,466)	$(20,698,000)	85,210	$1,867,340
	Baillie Gifford EAFE Plus All Cap Fund
	Class 2 Shares For the Year Ended December 31, 2020		Class 3 Shares For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	51,681	$786,000	6,811,061	$118,434,820
Shares issued in reinvestment of dividends and distributions	270,825	5,732,100	123,158	2,604,536
Shares redeemed	(2,582,085)	(45,075,399)	—	—
Net increase (decrease)	(2,259,579)	$(38,557,299)	6,934,219	$121,039,356
	Baillie Gifford EAFE Plus All Cap Fund
	Class K Shares For the Year Ended December 31, 2020		Institutional Class Shares For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	4,055,108	$70,360,885	631,289	$11,245,159
Shares issued in reinvestment of dividends and distributions	163,628	3,452,561	30,886	650,466
Shares redeemed	(1,513,484)	(28,250,000)	(172,195)	(3,196,880)
Net increase (decrease)	2,705,252	$45,563,446	489,980	$8,698,745

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

	Baillie Gifford Emerging Markets Equities Fund
	Class 2 Shares For the Period Ended June 30, 2021				Class 3 Shares For the Period Ended June 30, 2021
	Shares		Amount		Shares		Amount
Shares sold	3,043,809		$90,003,000		5,602,725	(a)	$160,385,840	(a)
Shares issued in reinvestment of dividends and distributions	—		—		—
Shares redeemed	(5,655,693	)(b)	(160,385,840	)(b)	—
Net increase (decrease)	(2,611,884)		$(70,382,840)		5,602,725		$160,385,840

(a)  5,602,725 shares and $160,385,840 converted into Class 3 from Class 2.

(b)  5,655,693 shares and $160,385,840 converted from Class 2 into Class 3.

	Baillie Gifford Emerging Markets Equities Fund
	Class 4 Shares For the Period Ended June 30, 2021		Class 5 Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares		Amount
Shares sold	—	$—	1,689,520		$50,000,000
Shares issued in reinvestment of dividends and distributions			—
Shares redeemed	—	—	(5,145,177)		(160,060,000)
Net increase (decrease)	—	$—	(3,455,657)		$(110,060,000)
	Baillie Gifford Emerging Markets Equities Fund
	Class K Shares For the Period Ended June 30, 2021		Institutional Class Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares		Amount
Shares sold	23,820,166	$686,438,305	10,861,667		$317,196,605
Shares issued in reinvestment of dividends and distributions	—		—
Shares redeemed	(8,985,293)	(258,555,878)	(7,500,559)		(214,381,515)
Net increase (decrease)	14,834,873	$427,882,427	3,361,108		$102,815,090
	Baillie Gifford Emerging Markets Equities Fund
	Class 2 Shares For the Year Ended December 31, 2020		Class 3 Shares For the Year Ended December 31, 2020
	Shares	Amount	Shares		Amount
Shares sold	433,207	$10,006,000	—		$—
Shares issued in reinvestment of dividends and distributions	67,036	1,826,111	79,451		2,184,364
Shares redeemed	(736,002)	(13,000,000)	(9,780,806	)(c)	(218,894,438	)(c)
Net increase (decrease)	(235,759)	$(1,167,889)	(9,701,355)		$(216,710,074)

(c)  9,780,806 shares and $218,894,438 converted from class 3 into class 4.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

	Baillie Gifford Emerging Markets Equities Fund
	Class 4 Shares For the Year Ended December 31, 2020				Class 5 Shares For the Year Ended December 31, 2020
	Shares		Amount		Shares	Amount
Shares sold	9,649,345	(d)	$218,894,438	(d)	12,179,541	$232,200,000
Shares issued in reinvestment of dividends and distributions	129,657		3,613,950		915,065	25,856,285
Shares redeemed	—		—		(4,209,013)	(112,120,000)
Net increase (decrease)	9,779,002		$222,508,388		8,885,593	$145,936,285

(d)  9,649,345 shares and $218,894,438 converted into Class 4 from Class 3.

	Baillie Gifford Emerging Markets Equities Fund
	Class K Shares For the Year Ended December 31, 2020		Institutional Class Shares For the Year Ended December 31, 2020
	Shares	Amount	Shares		Amount
Shares sold	40,913,876	$851,114,264	23,699,958		$497,607,207
Shares issued in reinvestment of dividends and distributions	888,988	24,127,144	541,663		14,702,902
Shares redeemed	(14,622,141)	(280,870,445)	(10,401,670)		(214,228,570)
Net increase (decrease)	27,180,723	$594,370,963	13,839,951		$298,081,539
	Baillie Gifford Global Alpha Equities Fund
	Class 2 Shares For the Period Ended June 30, 2021		Class 3 Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares		Amount
Shares sold	7,480,117 (a)	$170,718,384 (a)	—		$—
Shares issued in reinvestment of dividends and distributions	—	—	—		—
Shares redeemed	(8,096,296)	(186,409,999)	(7,772,925	)(b)	(180,167,937	)(b)
Net increase (decrease)	(616,179)	$(15,691,615)	(7,772,925)		$(180,167,937)

(a)  4,429,348 shares and $100,167,937 converted into Class 2 from Class 3.

(b)  4,302,451 shares and $100,167,937 converted from Class 3 into Class 2.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

	Baillie Gifford Global Alpha Equities Fund
	Class 4 Shares For the Period Ended June 30, 2021		Class K Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,331,600	$52,602,004
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(4,090,097)	(100,000,000)	(1,171,096)	(26,385,561)
Net increase (decrease)	(4,090,097)	$(100,000,000)	1,160,504	$26,216,443

	Baillie Gifford Global Alpha Equities Fund
	Institutional Class Shares For the Period Ended June 30, 2021
	Shares	Amount
Shares sold	584,069	$13,384,727
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	(33,389)	(749,303)
Net increase (decrease)	550,680	$12,635,424

	Baillie Gifford Global Alpha Equities Fund
	Class 2 Shares For the Year Ended December 31, 2020		Class 3 Shares For the Year Ended December 31, 2020
	Shares	Amount	Shares		Amount
Shares sold	1,395,617	$21,406,000	—		$—
Shares issued in reinvestment of dividends and distributions	663,645	13,975,368	701,609		15,207,661
Shares redeemed	(767,153)	(12,867,763)	(21,376,629	)(c)	(440,824,236	)(c)
Net increase (decrease)	1,292,109	$22,513,605	(20,675,020)		$(425,616,575)

(c)  21,047,679 shares and $433,824,236 converted from Class 3 into Class 4.

	Baillie Gifford Global Alpha Equities Fund
	Class 4 Shares For the Year Ended December 31, 2020				Class K Shares For the Year Ended December 31, 2020
	Shares		Amount		Shares	Amount
Shares sold	21,747,419	(d)	$453,824,236	(d)	8,761,839	$162,657,595
Shares issued in reinvestment of dividends and distributions	1,651,924		36,754,305		757,044	15,897,930
Shares redeemed	(1,398,930)		(25,000,000)		(1,779,493)	(36,392,473)
Net increase (decrease)	22,000,413		$465,578,541		7,739,390	$142,163,052

(d)  20,503,932 shares and $433,824,236 converted into Class 4 from Class 3.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

	Baillie Gifford Global Alpha Equities Fund
	Institutional Class Shares For the Year Ended December 31, 2020
	Shares	Amount
Shares sold	1,312,156	$22,514,998
Shares issued in reinvestment of dividends and distributions	75,658	1,590,334
Shares redeemed	(79,590)	(1,613,033)
Net increase (decrease)	1,308,224	$22,492,299

Baillie Gifford Global Stewardship Equities Fund
	Class K Shares For the Period Ended June 30, 2021		Institutional Class Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares		Amount
Shares sold	—	$—	—		$—
Shares issued in reinvestment of dividends and distributions	—	—	—		—
Shares redeemed	—	—	—		—
Net increase (decrease)	—	$—	—		$—
Baillie Gifford Global Stewardship Equities Fund
	Class K Shares For the Year Ended December 31, 2020		Institutional Class Shares For the Year Ended December 31, 2020
	Shares	Amount	Shares		Amount
Shares sold	—	$—	—		$—
Shares issued in reinvestment of dividends and distributions	5,710	111,795	5,709		111,795
Shares redeemed	—	—	—		—
Net increase (decrease)	5,710	$111,795	5,709		$111,795
Baillie Gifford International Alpha Fund
	Class 2 Shares For the Period Ended June 30, 2021		Class 3 Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares		Amount
Shares sold	1,286,450	$21,777,010	8,024,445	(a)	$143,460,858	(a)
Shares issued in reinvestment of dividends and distributions	—	—	—		—
Shares redeemed	(415,361)	(7,000,000)	(18,697,479	)(b)	(331,948,889	)(b)
Net increase (decrease)	871,089	$14,777,010	(10,673,034)		$(188,488,031)

(a)  7,679,274 shares and $137,460,543 converted into Class 3 from Class 4.

(b)  11,554,210 shares and $206,822,669 converted from Class 3 into Class 4.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

	Baillie Gifford International Alpha Fund
	Class 4 Shares For the Period Ended June 30, 2021				Class 5 Shares For the Period Ended June 30, 2021
	Shares		Amount		Shares	Amount
Shares sold	11,357,954	(c)	$206,823,199	(c)	—	$—
Shares issued in reinvestment of dividends and distributions	—		—		—	74 *
Shares redeemed	(14,940,237	)(d)	(272,060,543	)(d)	(912,014)	(16,778,434)
Net increase (decrease)	(3,582,283)		$(65,237,344)		(912,014)	$(16,778,360)

*  Amount represents an adjustment to value of prior year reinvestment of dividends and distributions.

(c)  11,357,954 shares and $206,822,669 converted into Class 4 from Class 3.

(d)  7,548,837 shares and $137,460,543 converted from Class 4 into Class 3.

	Baillie Gifford International Alpha Fund
	Class K Shares For the Period Ended June 30, 2021				Institutional Class Shares For the Period Ended June 30, 2021
	Shares		Amount		Shares		Amount
Shares sold	6,178,795		$106,512,804		9,026,452		$157,643,292
Shares issued in reinvestment of dividends and distributions	—		—		—		—
Shares redeemed	(2,799,032)		(49,317,725)		(8,960,806)		(154,354,705)
Net increase (decrease)	3,379,763		$57,195,079		65,646		$3,288,587
	Baillie Gifford International Alpha Fund
	Class 2 Shares For the Year Ended December 31, 2020				Class 3 Shares For the Year Ended December 31, 2020
	Shares		Amount		Shares		Amount
Shares sold	7,362,309		$72,006,000		23,777,552	(e)	$295,090,505	(e)
Shares issued in reinvestment of dividends and distributions	490,406		8,221,408		1,000,902		17,027,749
Shares redeemed	(23,786,305	)(f)	(294,390,504	)(f)	(28,848,451	)(g)	(453,876,207	)(g)
Net increase (decrease)	(15,933,590)		$(214,163,096)		(4,069,997)		$(141,757,953)

(e)  21,327,203 shares and $262,890,504 converted into Class 3 from Class 2.

(f)  21,633,450 shares and $262,890,504 converted from Class 2 into Class 3.

(g)  25,129,907 shares and $394,280,702 converted from Class 3 into Class 4.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

	Baillie Gifford International Alpha Fund
	Class 4 Shares For the Year Ended December 31, 2020				Class 5 Shares For the Year Ended December 31, 2020
	Shares		Amount		Shares	Amount
Shares sold	24,894,421	(h)	$397,280,701	(h)	933,778	$11,000,000
Shares issued in reinvestment of dividends and distributions	1,424,466		24,650,239		192,144	3,388,104
Shares redeemed	(5,267,481)		(84,000,000)		—	—
Net increase (decrease)	21,051,406		$337,930,940		1,125,922	$14,388,104

(h)  24,699,662 shares and $394,280,702 converted into Class 4 from Class 3.

	Baillie Gifford International Alpha Fund
	Class K Shares For the Year Ended December 31, 2020				Institutional Class Shares For the Year Ended December 31, 2020
	Shares		Amount		Shares		Amount
Shares sold	33,933,960	(i)	$488,403,549	(i)	41,667,953	(j)	$572,999,510	(j)
Shares issued in reinvestment of dividends and distributions	1,317,169		21,998,469		987,601		16,542,889
Shares redeemed	(12,293,910	)(k)	(180,996,529	)(k)	(8,421,705	)(l)	(120,707,617	)(l)
Net increase (decrease)	22,957,219		$329,405,489		34,233,849		$468,834,782

(i)  3,152,072 shares and $43,253,757 converted into Class K from Institutional Class.

(j)  29,783 shares and $442,302 converted into Institutional Class from Class K.

(k)  29,884 shares and $442,302 converted from Class K into Institutional Class.

(l)  3,142,905 shares and $43,253,757 converted from Institutional Class into Class K.

	Baillie Gifford International Concentrated Growth Equities Fund
	Class K Shares For the Period Ended June 30, 2021		Institutional Class Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	2,095,760	$27,127,020	6,084,339	$80,047,706
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(548,874)	(6,804,979)	(2,183,615)	(26,193,438)
Net increase (decrease)	1,546,886	$20,322,041	3,900,724	$53,854,268

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

	Baillie Gifford International Concentrated Growth Equities Fund
	Class K Shares For the Year Ended December 31, 2020				Institutional Class Shares For the Year Ended December 31, 2020
	Shares		Amount		Shares		Amount
Shares sold	2,646,999		$33,989,078		1,288,248		$21,921,486
Shares issued in reinvestment of dividends and distributions	3,145,048		38,023,629		1,136,294		13,601,434
Shares redeemed	(10,365,471)		(178,597,888)		(1,016,427)		(13,118,779)
Net increase (decrease)	(4,573,424)		$(106,585,181)		1,408,115		$22,404,141
	Baillie Gifford International Growth Fund
	Class 2 Shares For the Period Ended June 30, 2021				Class 3 Shares For the Period Ended June 30, 2021
	Shares		Amount		Shares		Amount
Shares sold	4,324,542	(a)	$94,859,331	(a)	5,929,340	(b)	$131,196,174	(b)
Shares issued in reinvestment of dividends and distributions	—		—		—		—
Shares redeemed	8,338,126	(c)	(185,281,174	)(c)	13,244,042	(d)	(296,974,945	)(d)
Net increase (decrease)	12,662,668		$(90,421,843)		19,173,382		$(165,778,771)

(a)  4,195,924 shares and $91,856,330 converted into Class 2 from Class 3.

(b)  5,155,544 shares and $114,721,174 converted into Class 3 from Class 2.

(c)  5,171,930 shares and $114,721,174 converted from Class 2 into Class 3.

(d)  4,181,922 shares and $91,856,330 converted from Class 3 into Class 2.

	Baillie Gifford International Growth Fund
	Class 4 Shares For the Period Ended June 30, 2021		Class 5 Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	—	$—	94,102	$2,000,000
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	104,237	(2,362,580)	5,616,791	(125,000,000)
Net increase (decrease)	104,237	$(2,362,580)	5,710,893	$(123,000,000)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

	Baillie Gifford International Growth Fund
	Class K Shares For the Period Ended June 30, 2021				Institutional Class Shares For the Period Ended June 30, 2021
	Shares		Amount		Shares		Amount
Shares sold	195,327		$4,276,122		6,079,705		$134,479,065
Shares issued in reinvestment of dividends and distributions	—		—		—		—
Shares redeemed	503,074		(10,916,230)		1,963,258		(42,361,093)
Net increase (decrease)	698,401		$(6,640,108)		8,042,963		$92,117,972
	Baillie Gifford International Growth Fund
	Class 2 Shares For the Year Ended December 31, 2020				Class 3 Shares For the Year Ended December 31, 2020
	Shares		Amount		Shares		Amount
Shares sold	5,590,575		$81,506,000		34,452,980	(e)	$592,448,173	(e)
Shares issued in reinvestment of dividends and distributions	2,589,071		55,541,011		2,976,844		64,060,790
Shares redeemed	(40,310,173	)(f)	(695,348,173	)(f)	(42,757,002	)(g)	(764,520,237	)(g)
Net increase (decrease)	(32,130,527)		$(558,301,162)		(5,327,178)		$(108,011,274)

(e)  34,079,090 shares and $585,048,173 converted from Class 2 into Class 3.

(f)  34,160,773 shares and $585,048,173 converted from Class 2 into Class 3.

(g)  25,065,507 shares and $434,310,417 converted from Class 3 into Class 4.

	Baillie Gifford International Growth Fund
	Class 4 Shares For the Year Ended December 31, 2020				Class 5 Shares For the Year Ended December 31, 2020
	Shares		Amount		Shares	Amount
Shares sold	25,043,754	(h)	$434,310,417	(h)	—	$—
Shares issued in reinvestment of dividends and distributions	4,238,692		91,315,840		7,885,948	170,297,829
Shares redeemed	(3,853,216)		(78,000,000)		(11,604,279)	(225,000,000)
Net increase (decrease)	25,429,230		$447,626,257		(3,718,331)	$(54,702,171)

(h)  25,043,754 shares and $434,310,417 converted from Class 3 into Class 4.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

	Baillie Gifford International Growth Fund
	Class K Shares For the Year Ended December 31, 2020		Institutional Class Shares For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	5,745,433	$115,840,279	12,952,871	$230,631,609
Shares issued in reinvestment of dividends and distributions	320,740	6,873,455	1,347,216	28,803,483
Shares redeemed	(12,214)	(229,035)	(1,797,254)	(32,662,300)
Net increase (decrease)	6,053,959	$122,484,699	12,502,833	$226,772,792
	Baillie Gifford International Smaller Companies Fund
	Class K Shares For the Period Ended June 30, 2021		Institutional Class Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	1,625,585	$29,910,750	282,250	$5,154,475
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	1,625,585	$29,910,750	282,250	$5,154,475
	Baillie Gifford International Smaller Companies Fund
	Class K Shares For the Year Ended December 31, 2020		Institutional Class Shares For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	2,310	40,101	2,311	40,101
Shares redeemed	—	—	—	—
Net increase (decrease)	2,310	$40,101	2,311	$40,101
	Baillie Gifford Long Term Global Growth Fund
	Class 2 Shares For the Period Ended June 30, 2021		Class 4 Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	745	$29,500	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(349,440)	(14,000,000)	—	—
Net increase (decrease)	(348,695)	$(13,970,500)	—	$—

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

	Baillie Gifford Long Term Global Growth Fund
	Class 5 Shares For the Period Ended June 30, 2021		Class K Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares		Amount
Shares sold	—	$—	3,471,575	(a)	$146,651,498	(a)
Shares issued in reinvestment of dividends and distributions	—	—	—		—
Shares redeemed	(157,192)	(8,000,000)	(328,394)		(13,988,697)
Net increase (decrease)	(157,192)	$(8,000,000)	3,143,181		$132,662,801

(a)  11,840 shares and $448,599 converted into Class K from Institutional Class.

	Baillie Gifford Long Term Global Growth Fund
	Institutional Class Shares For the Period Ended June 30, 2021
	Shares		Amount
Shares sold	4,112,192		$165,122,544
Shares issued in reinvestment of dividends and distributions	—		—
Shares redeemed	(1,612,617	)(b)	(64,164,888	)(b)
Net increase (decrease)	2,499,575		$100,957,656

(b)  11,871 shares and $448,599 converted into from Institutional Class into Class K.

	Baillie Gifford Long Term Global Growth Fund
	Class 2 Shares For the Year Ended December 31, 2020		Class 4 Shares For the Year Ended December 31, 2020
	Shares	Amount	Shares		Amount
Shares sold	6,508	$164,000	—		$—
Shares issued in reinvestment of dividends and distributions	268,661	10,181,428	—		—
Shares redeemed	(333,008)	(12,000,000)	(13,085,974	)(c)	(113,363,867	)(c)
Net increase (decrease)	(57,839)	$(1,654,572)	(13,085,974)		$(113,363,867)

(c)  2,948,106 shares and $109,513,867 converted from Class 4 into Class 5.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

	Baillie Gifford Long Term Global Growth Fund
	Class 5 Shares For the Year Ended December 31, 2020				Class K Shares For the Year Ended December 31, 2020
	Shares		Amount		Shares	Amount
Shares sold	2,745,672	(d)	$109,513,867	(d)	1,689,135	$52,083,127
Shares issued in reinvestment of dividends and distributions	137,077		6,648,326		448,850	17,015,889
Shares redeemed	(684,445)		(32,000,000)		(2,966,787)	(83,087,481)
Net increase (decrease)	2,198,304		$84,162,193		(828,802)	$(13,988,465)

(d)  2,745,672 shares and $109,513,867 converted into Class 5 from Class 4.

	Baillie Gifford Long Term Global Growth Fund
	Institutional Class Shares For the Year Ended December 31, 2020
	Shares	Amount
Shares sold	6,896,944	$223,565,185
Shares issued in reinvestment of dividends and distributions	684,278	25,886,267
Shares redeemed	(1,199,421)	(38,874,654)
Net increase (decrease)	6,381,801	$210,576,798

	Baillie Gifford Positive Change Equities Fund
	Class K Shares For the Period Ended June 30, 2021		Institutional Class Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	860,671	$21,335,110	1,129,320	$29,198,555
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(108,035)	(2,690,470)	(178,131)	(4,623,848)
Net increase (decrease)	752,636	$18,644,640	951,189	$24,574,707
	Baillie Gifford Positive Change Equities Fund
	Class K Shares For the Year Ended December 31, 2020		Institutional Class Shares For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	1,527,722	$29,045,519	807,287	$15,232,525
Shares issued in reinvestment of dividends and distributions	63,836	1,516,124	56,904	1,350,344
Shares redeemed	(301,001)	(5,528,256)	(150,680)	(3,001,141)
Net increase (decrease)	1,290,557	$25,033,387	713,511	$13,581,728

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

	Baillie Gifford U.S. Discovery Fund
	Class K Shares For the Period Ended June 30, 2021		Institutional Class Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	50,000	$500,000	50,000	$500,000
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	50,000	$500,000	50,000	$500,000
	Baillie Gifford U.S. Equity Growth Fund
	Class K Shares For the Period Ended June 30, 2021		Institutional Class Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	526,229	$21,355,604	1,341,677	$58,302,272
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(41,970)	(1,744,094)	(741,971)	(29,218,207)
Net increase (decrease)	484,259	$19,611,510	599,706	$29,084,065
	Baillie Gifford U.S. Equity Growth Fund
	Class K Shares For the Year Ended December 31, 2020		Institutional Class Shares For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	862,472	$26,113,885	991,300	$29,537,484
Shares issued in reinvestment of dividends and distributions	43,694	1,747,331	33,339	1,331,225
Shares redeemed	(208,574)	(7,048,968)	(140,455)	(4,481,602)
Net increase (decrease)	697,592	$20,812,248	884,184	$26,387,107

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, the following shareholders beneficially owned 25% or more of a Fund's voting securities:

Fund	Investor	Percentage
Baillie Gifford China A Shares Growth Fund	Baillie Gifford International LLC	100.00%
Baillie Gifford Global Stewardship Equities Fund	Baillie Gifford International LLC	100.00%
Baillie Gifford International Growth Fund	Teachers' Retirement System of The State of Kentucky	40.47%
Baillie Gifford International Smaller Companies Fund	Landmark Management New York	80.68%
Baillie Gifford U.S. Discovery Fund	Baillie Gifford International LLC	100.00%

Purchase and redemption activity of these accounts may have a significant effect on the operation of each Fund.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

At June 30, 2021, Baillie Gifford International LLC, a wholly owned subsidiary of the Manager, owned 100% of Baillie Gifford China A Shares Growth Fund, Baillie Gifford Global Stewardship Equities Fund and Baillie Gifford U.S. Discovery Fund and as a result may be deemed to control such Funds.

Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 20, 2021, and expiring April 19, 2022, which allows certain series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month U.S. LIBOR Rate.

Effective April 20, 2021, language was added to the credit agreement to set out alternative rates chargeable on borrowings if certain conditions are met including if LIBOR ceases to be published. In these circumstances the rate chargeable would be calculated based on an alternative such as the Secured Overnight Financing Rate (SOFR).

The Funds pay a share of a commitment fee on the portion of the facility which is undrawn. Effective April 20, 2021, the commitment fee increased from 0.20% to 0.25% on undrawn amounts.

The rate payable at June 30, 2021 was 1.35% on any amounts drawn down.

The following borrowings were made against the credit facility during the period:

Fund	Date of Borrowing	Full Repayment Date	Maximum Amount Borrowed	Average Amount Borrowed*	Average Interest Rate
Baillie Gifford Global Alpha Equities Fund	1/4/2021	1/6/2021	$3,050,000	$3,050,000	1.39%
Baillie Gifford International Concentrated Growth Equities Fund	1/4/2021 5/5/2021 5/10/2021 5/28/2021	1/5/2021 5/6/2021 5/13/2021 6/1/2021	$4,450,000 $1,850,000 $8,800,000 $3,400,000	$4,108,333	1.39% 1.36% 1.35% 1.34%
Baillie Gifford U.S. Equity Growth Fund	3/5/2021 3/9/2021	3/8/2021 3/10/2021	$8,550,000 $4,550,000	$7,550,000	1.35% 1.36%

*  Average amount borrowed is calculated using days with outstanding borrowings.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

Note H — Principal Risks (unaudited)

The below is a selection of the Funds' principal risks. Additional risks of investing in a Fund are included in the Fund's prospectus.

Cash

Cash held by the Fund may be in excess of Federal Deposit Insurance Corporation (FDIC) limitations. The Manager does not expect any losses as a result of cash being in excess of FDIC limits.

Investment Style Risk

The Manager actively makes investment decisions for the Funds through bottom-up stock selection. Accordingly, the Funds will have risk characteristics that differ from their benchmark indices. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause a Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Long-Term Investment Strategy Risk

The Funds pursue a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause a Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and a Fund may not perform as expected in the long term. An investment in a Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

Emerging Markets Risk

To the extent the Funds invest in emerging market securities, the Funds may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

Geographic Focus Risk

Certain Funds expect to focus investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because these Funds will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Non-Diversification Risk

A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified funds. Baillie Gifford China A Shares Growth Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund, Baillie Gifford Positive Change Equities Fund, Baillie Gifford U.S. Discovery Fund and Baillie Gifford U.S. Equity Growth Fund are all non-diversified Funds.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

Market Disruption and Geopolitical Risk

Communicable diseases, including those that result in pandemics or epidemics, may pose significant threats to human health, and such diseases, along with any efforts to contain their spread, may be highly disruptive to both global and local economies and markets, with significant negative impact on individual issuers, sectors, industries, and asset classes. Significant public health crises, including those triggered by the transmission of a communicable disease and efforts to contain it may result in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019.

For further information on the risks of investing in each Fund, please refer to each Fund's prospectus.

Note I — Legal Notice (unaudited)

MSCI

The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information.

Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.(www.msci.com)

FTSE Russell (U.S. Equity Growth)

FTSE Russell is a trading name of certain of the LSE Group companies. Russell® is a trade mark of the relevant LSE Group companies and is used by any other LSE Group company under license. "TMX®" is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

S&P (U.S. Equity Growth)

The S&P 500 and S&P Global Small Cap ("Index") is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates ("SPDJI"). Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC, a division of S&P Global ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between June 30, 2021 and the issuance of the Financial Statements.

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2021

Management of the Trust

Indepedent Trustees

Howard W. Chin, Chair of the Nominating and Governance Committee

Pamela M. J. Cox

Robert E. Rigsby, Chair of the Audit Oversight Committee

Donald P. Sullivan Jr.

Interested Trustee

David Salter, Chair of the Board and President

Officers (other than officers who are also Trustees)

Andrew Telfer, Vice President

Michael Stirling-Aird, Vice President

Julie Paul, Vice President

Tim Campbell, Vice President

Lindsay Cockburn, Treasurer

Gareth Griffiths, Secretary and Chief Legal Officer

Graham Laybourn, Vice President

Suzanne Quinn, Chief Compliance Officer and AML Compliance Officer

Evan Delaney, Chief Risk Officer*

Lesley-Anne Archibald, Vice President

Kelly Cameron, Vice President

*  The Board has accepted the resignation of Evan Delaney as Chief Risk Officer of the Trust and approved the appointment of Neil Riddell to that position effective July 1, 2021. Neil Riddell (year of birth 1988) is Head of Group Risk at Baillie Gifford & Co.

Additional information regarding the Trustees is in each Fund's Statement of Additional Information and is available upon request, without charge, by calling the Manager at 011-44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of each Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Manager at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent

12-month period ended June 30 is also available without charge upon request by calling the Manager at 011-44-131-275-2000 or by accessing each Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Each of the Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. The Funds' Form N-PORT is available on the SEC's website at http://www.sec.gov. The Funds' holdings can also be found at Baillie Gifford Funds' website: http://USmutualfund.bailliegifford.com.

BOARD CONSIDERATIONS REGARDING
2021 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2021

BAILLIE GIFFORD FUNDS

On June 18, 2021, the Board of Trustees (the "Board") of Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of the Funds and Baillie Gifford Overseas Limited (the "Manager").

As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of mutual fund data ("Broadridge"), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement.

The Board concluded that it was in the best interests of each Fund to renew the Advisory Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services provided by the Manager to each Fund. The Board noted that: (1) pursuant to the Funds' Advisory Agreement, the Manager provides portfolio management services to the Funds and receives an advisory fee; (2) pursuant to a separate Administration, Supervisory and Sub-Accounting Services Plan and Administration and Supervisory Agreement for Class K and Institutional Class shares for each Fund that offers those classes, the Manager receives an "administration and supervisory fee"; and (3) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares for each Fund that offers those classes, the Manager receives a "shareholder service fee," the amount of which varies among the share classes (the administration and supervisory fee and the shareholder service fee are each referred to as a "Class specific fee" and together are referred to as "Class specific fees"). The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Funds, reviewed information regarding each Fund's performance, advisory fee and applicable Class specific fee, and expense ratios for certain share classes compared to similar funds, and considered the experience of the Manager in providing services to each Fund. In assessing each Fund's performance, the Board considered that performance is closely evaluated at the quarterly meetings of the Board's Performance Committee, that the Manager employs a long-term investment approach and that the Funds' returns over longer-term periods were generally good. In evaluating the advisory fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the applicable Class specific fee. The Board also considered that the advisory fee schedule for each Fund other than Baillie Gifford International Smaller Companies Fund includes breakpoints. The Board considered other benefits derived by the Manager and its affiliates from the relationship to the Funds, including the Manager's receipt of the Class specific fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Funds and the nature of the Manager's resources expended in providing solely advisory services as well as additional services to the Funds. The Board considered the Manager's estimated profitability with respect to the Funds and concluded that it was not unreasonable.

The Board noted the following items specific to the referenced Funds.

Baillie Gifford China A Shares Growth Fund

The Board reviewed total return information for the one-year and since inception (December 19, 2019) periods ended March 31, 2021 for the Fund compared to a benchmark index (MSCI China A Onshore Index) and the average total

BOARD CONSIDERATIONS REGARDING
2021 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2021

returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets, that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2022. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Developed EAFE All Cap Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (April 15, 2014) periods ended March 31, 2021 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2014 through 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford EAFE Plus All Cap Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (December 17, 2009) periods ended March 31, 2021 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2011 through 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year, ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information

BOARD CONSIDERATIONS REGARDING
2021 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2021

showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Emerging Markets Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (April 4, 2003) periods ended March 31, 2021 for the Fund compared to a benchmark index (MSCI Emerging Markets Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2011 through 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year, ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Global Alpha Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (November 15, 2011) periods ended March 31, 2021 for the Fund compared to a benchmark index (MSCI AC World Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2011 through 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

BOARD CONSIDERATIONS REGARDING
2021 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2021

Baillie Gifford Global Stewardship Equities Fund

The Board reviewed total return information for the one-year, three-year and since inception (December 14, 2017) periods ended March 31, 2021 for the Fund compared to a benchmark index (MSCI AC World Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2018 through 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets, that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2022. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Alpha Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (February 7, 2008) periods ended March 31, 2021 for the Fund compared to a benchmark index (MSCI AC World (ex U.S.) Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2011 through 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year, ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Concentrated Growth Equities Fund

The Board reviewed total return information for the one-year, three-year and since inception (December 14, 2017) periods ended March 31, 2021 for the Fund compared to a benchmark index (MSCI AC World (ex U.S.) Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2018 through 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that

BOARD CONSIDERATIONS REGARDING
2021 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2021

the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2022. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (March 6, 2008) periods ended March 31, 2021 for the Fund compared to a benchmark index (MSCI AC World (ex U.S.) Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2011 through 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year, ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Smaller Companies Fund

The Board reviewed total return information for the one-year and since inception (December 19, 2018) periods ended March 31, 2021 for the Fund compared to a benchmark index (MSCI AC World (ex U.S.) Small Cap Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2019 and 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether

BOARD CONSIDERATIONS REGARDING
2021 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2021

there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets, that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2022. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Long Term Global Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (June 10, 2014) periods ended March 31, 2021 for the Fund compared to a benchmark index (MSCI AC World Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2014 through 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Positive Change Equities Fund

The Board reviewed total return information for the one-year, three-year and since inception (December 14, 2017) periods ended March 31, 2021 for the Fund compared to a benchmark index (MSCI AC World Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2018 through 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2022. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

BOARD CONSIDERATIONS REGARDING
2021 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2021

Baillie Gifford U.S. Equity Growth Fund

The Board reviewed total return information for the one-year, three-year and since inception (December 5, 2016) periods ended March 31, 2021 for the Fund compared to a benchmark index (Russell 1000 Growth Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2017 through 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2022. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of each Fund.

BOARD CONSIDERATIONS REGARDING NEW FUND ADVISORY AGREEMENT APPROVAL (unaudited)

Semi-Annual Report June 30, 2021

BAILLIE GIFFORD U.S. DISCOVERY FUND

On March 12, 2021, the Board of Trustees (the "Board") of Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of Baillie Gifford U.S. Discovery Fund (the "Fund"), and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the approval of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel and advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment advisory agreements and the factors that they should consider in evaluating such agreements. The Independent Trustees reviewed materials received from the Manager and Broadridge, an independent provider of mutual fund data ("Broadridge"). After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement.

The Board concluded that it was in the best interests of the Fund to approve the Advisory Agreement. In reaching this conclusion for the Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services expected to be provided by the Manager to the Fund. The Board noted that, pursuant to the Fund's Advisory Agreement, the Manager will provide portfolio management services to the Fund and will receive an advisory fee and, pursuant to a separate Administration, Supervisory and Sub-Accounting Services Plan and Administration and Supervisory Agreement, the Manager will receive an "administration and supervisory fee." The Board considered the background and qualifications of the investment, compliance and administrative personnel who would be involved in the management and oversight of the Fund and reviewed information regarding the Fund's advisory fee and administration and supervisory fee, and the estimated expense ratio for each share class of the Fund, compared to similar funds. The Board considered the proposed investment objective and investment philosophy and process for the Fund, and noted that, although the Manager does not currently manage a U.S. discovery strategy, it has managed a similar global discovery strategy since May 3, 2011. The Board noted that the Manager provides advisory services to other funds in the Trust and that the Board had also reviewed extensive information during the 2020 annual contract renewal process regarding the Manager and the nature, extent and quality of services provided to other funds in the Trust. In evaluating the advisory fee to be paid by the Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the Fund's advisory fee and administration and supervisory fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Fund, pursuant to the Advisory Agreement, were expected to be satisfactory.

With respect to profitability, the Board considered that, because the Fund was not operational, the Manager did not provide estimated profitability. The Board considered other benefits to be derived by the Manager from its relationship to the Fund, including receipt of the administration and supervisory fee. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund would benefit from any economies of scale. The Board considered that the Fund was not yet operational and had no assets and that given its investment strategy, had capacity constraints.

The Board reviewed the Fund's advisory fee (plus the administration and supervisory fee) and estimated total expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the advisory fee (plus the administration and supervisory fee) for each share class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for other clients of the Manager investing in the global discovery investment mandate similar to the Fund's U.S. discovery investment mandate. The Board considered that the Manager has contractually agreed to waive its fees and/or bear other expenses of Class K and Institutional Class shares of the Fund through April 30, 2022 and that the contractual agreement may only be terminated by the Board. The Board considered that the advisory fee (plus the

BOARD CONSIDERATIONS REGARDING NEW FUND ADVISORY AGREEMENT APPROVAL (unaudited)

Semi-Annual Report June 30, 2021

administration and supervisory fee) for each share class was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund were reasonable and fair and that the approval of the Advisory Agreement was in the best interests of the Fund.

Copyright © Baillie Gifford & Co 2015.

BAILLIE GIFFORD FUNDS

Baillie Gifford International All Cap Fund

Semi-Annual Report

June 30, 2021
(unaudited)

Index

Page Number
01	Fund Expenses
03	Industry Diversification Table
04	Portfolio of Investments
09	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
Financial Highlights
12	Selected Data for Class 2
13	Selected Data for Class 3
14	Selected Data for Class 5
15	Notes to Financial Statements
Supplemental Information
23	Management of the Trust
24	Board Considerations Regarding 2021 Contract Renewal

Scenic view of Bostadh Beach and Luskentyre Beach in Summer, Isle of Harris, Scotland Source: © Markus Keller/Shutterstock

This report is intended for shareholders of Baillie Gifford International All Cap Fund (the "Fund") and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time. All investments entail risk, including the possible loss of principal.

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table labeled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2021

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratios Based on the Period January 1, 2021 to June 30, 2021	Expenses Paid During Period*
Baillie Gifford International All Cap Fund — Class 2
Actual	$1,000	$1,067.50	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000	$1,021.82	0.60%	$3.01
Baillie Gifford International All Cap Fund — Class 3
Actual	$1,000	$1,067.90	0.53%	$2.72
Hypothetical (5% return before expenses)	$1,000	$1,022.17	0.53%	$2.66
Baillie Gifford International All Cap Fund — Class 5
Actual	$1,000	$1,068.30	0.45%	$2.31
Hypothetical (5% return before expenses)	$1,000	$1,022.56	0.45%	$2.26

*  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the period ended June 30, 2021. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent most recent fiscal half-year; and then dividing that result by the number of days in the calendar year.

02

Industry Diversification Table

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International All Cap Fund

	Value	% of Total Net Assets
Apparel	$23,455,995	4.4%
Auto Manufacturers	4,182,866	0.8
Auto Parts & Equipment	3,927,831	0.7
Banks	5,940,888	1.1
Beverages	19,756,333	3.6
Biotechnology	7,225,001	1.4
Building Materials	10,230,676	1.9
Chemicals	19,908,903	3.7
Commercial Services	9,830,197	1.9
Computers	8,915,525	1.7
Cosmetics/Personal Care	12,398,075	2.3
Diversified Financial Services	14,033,295	2.6
Electrical Components & Equipment	5,234,900	1.0
Electronics	37,383,181	7.0
Engineering & Construction	2,784,201	0.5
Food	4,637,591	0.9
Hand/Machine Tools	8,556,643	1.6
Healthcare — Products	25,550,860	4.8
Home Furnishings	4,788,994	0.9
Insurance	17,670,226	3.3
Internet	115,869,151	21.8
Investment Companies	6,110,572	1.2
Leisure Time	6,257,399	1.2
Machinery — Construction & Mining	8,651,198	1.6
Machinery — Diversified	29,680,510	5.6
Oil & Gas Services	1,218,738	0.2
Retail	52,036,544	9.8
Semiconductors	35,448,277	6.7
Software	14,706,536	2.8
Telecommunications	4,965,618	0.9
Toys/Games/Hobbies	5,903,454	1.1
Total Value of Investments	527,260,178	99.0
Other assets less liabilities	5,281,056	1.0
Net Assets	$532,541,234	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

03

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 97.0%
ARGENTINA — 1.5%
MercadoLibre, Inc. *	5,064	$7,888,649
AUSTRALIA — 2.7%
Cochlear Ltd.	44,910	8,473,039
SEEK Ltd.	242,435	6,026,689
		14,499,728
BRAZIL — 1.0%
Raia Drogasil SA	1,037,200	5,171,611
CANADA — 2.9%
Fairfax Financial Holdings Ltd.	6,595	2,892,096
Shopify, Inc., Class A *	8,760	12,798,185
		15,690,281
CHINA — 13.0%
Alibaba Group Holding Ltd. ADR *	49,102	11,135,352
Baidu, Inc. ADR *	21,579	4,399,958
BeiGene Ltd. ADR *	12,218	4,193,096
Burning Rock Biotech Ltd. ADR *	102,916	3,031,905
Contemporary Amperex Technology Co., Ltd., Class A *	63,455	5,234,900
Li Ning Co., Ltd.	924,500	11,277,339
Meituan, Class B *	233,700	9,640,397
Ping An Insurance Group Co. of China Ltd., Class H	368,500	3,602,234
Prosus NV *	35,376	3,465,702
Trip.com Group Ltd. ADR *	81,026	2,873,182
Tsingtao Brewery Co., Ltd., Class H *	762,057	8,195,294
Yatsen Holding Ltd. ADR *	255,509	2,394,119
		69,443,478
FINLAND — 1.1%
Kone Oyj, B Shares	72,617	5,926,580
FRANCE — 4.5%
Kering	6,829	5,983,691
LVMH Moet Hennessy Louis Vuitton SE	8,401	6,608,706
Remy Cointreau SA	36,759	7,591,562
Ubisoft Entertainment SA *	53,172	3,715,006
		23,898,965

The accompanying notes are an integral part of the financial statements.
04

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
GERMANY — 7.9%
adidas AG	18,450	$6,884,763
Auto1 Group SE *	60,348	2,651,210
Bechtle AG	47,969	8,915,525
Nemetschek SE	45,496	3,482,561
Rational AG	5,286	4,788,994
Zalando SE *	125,830	15,217,870
		41,940,923
HONG KONG — 3.2%
AIA Group Ltd.	682,200	8,463,086
Techtronic Industries Co., Ltd.	491,000	8,556,643
		17,019,729
INDIA — 4.5%
Asian Paints Ltd.	252,528	10,180,668
Housing Development Finance Corp., Ltd.	211,779	7,067,732
ICICI Lombard General Insurance Co., Ltd.	128,564	2,712,811
MakeMyTrip Ltd. *	61,495	1,847,925
United Spirits Ltd. *	263,376	2,347,502
		24,156,638
JAPAN — 17.0%
Denso Corp.	57,600	3,927,831
Kakaku.com, Inc.	143,900	4,329,104
Kao Corp.	46,500	2,867,194
Keyence Corp.	11,400	5,741,307
Murata Manufacturing Co., Ltd.	95,800	7,297,553
Nidec Corp.	75,100	8,635,767
Olympus Corp.	386,800	7,693,813
Pigeon Corp.	78,500	2,214,011
Recruit Holdings Co., Ltd.	105,900	5,193,209
Shimano, Inc.	26,300	6,257,399
Shiseido Co., Ltd.	99,200	7,316,870
SMC Corp.	13,400	7,927,370
SoftBank Group Corp.	71,200	4,965,618
Sugi Holdings Co., Ltd.	35,400	2,582,755
Suzuki Motor Corp.	98,700	4,182,866
Sysmex Corp.	79,100	9,384,008
		90,516,675

The accompanying notes are an integral part of the financial statements.
05

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
MEXICO — 0.4%
Wal-Mart de Mexico SAB de CV	710,508	$2,320,717
NETHERLANDS — 4.1%
ASML Holding NV	23,608	16,297,055
IMCD NV	34,683	5,526,217
		21,823,272
NEW ZEALAND — 1.4%
Xero Ltd. *	73,002	7,508,969
PORTUGAL — 0.9%
Jeronimo Martins SGPS SA	254,298	4,637,591
SINGAPORE — 1.1%
United Overseas Bank Ltd.	308,499	5,940,888
SOUTH AFRICA — 1.5%
Naspers Ltd., N Shares	37,424	7,890,738
SOUTH KOREA — 1.6%
Coupang, Inc. *	64,232	2,686,182
NAVER Corp.	15,436	5,727,817
		8,413,999
SPAIN — 1.3%
Industria de Diseno Textil SA	195,148	6,890,055
SWEDEN — 6.0%
Atlas Copco AB, A Shares	861	52,873
Atlas Copco AB, B Shares	190,489	10,032,380
Epiroc AB, B Shares	281,426	5,525,132
Investor AB, B Shares	265,096	6,110,572
Nibe Industrier AB, B Shares	970,892	10,230,676
		31,951,633
SWITZERLAND — 1.6%
Compagnie Financiere Richemont SA	70,744	8,576,197

The accompanying notes are an integral part of the financial statements.
06

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
TAIWAN — 3.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	159,381	$19,151,221
THAILAND — 0.3%
Thai Beverage PCL	3,225,300	1,621,975
UNITED KINGDOM — 10.5%
ASOS PLC *	51,069	3,509,636
Auto Trader Group PLC *	852,426	7,465,552
Burberry Group PLC *	139,124	3,978,835
Games Workshop Group PLC	37,434	5,903,454
Hargreaves Lansdown PLC	316,553	6,965,563
HomeServe PLC	210,518	2,784,201
Intertek Group PLC	60,587	4,636,988
John Wood Group PLC *	400,040	1,218,738
Johnson Matthey PLC	98,694	4,202,018
Rightmove PLC	960,654	8,634,556
Trainline PLC *	793,534	3,222,834
Weir Group PLC (The) *	121,776	3,126,066
		55,648,441
UNITED STATES — 3.4%
Mettler-Toledo International, Inc. *	7,674	10,631,099
Spotify Technology SA *	26,421	7,281,364
		17,912,463
Total Common Stocks
(cost $278,815,137)		516,441,416
PREFERRED STOCKS — 2.0%
GERMANY — 2.0%
Sartorius AG 0.15% (cost $2,472,932)	20,785	10,818,762
TOTAL INVESTMENTS — 99.0%
(cost $281,288,069)		$527,260,178
Other assets less liabilities — 1.0%		5,281,056
NET ASSETS — 100.0%		$532,541,234

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund's prospectus for private placement.

The accompanying notes are an integral part of the financial statements.
07

Portfolio of Investments

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International All Cap Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$111,208,296	$405,233,120	$—	$516,441,416
Preferred Stocks **	—	10,818,762	—	10,818,762
Total	$111,208,296	$416,051,882	$—	$527,260,178

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.
08

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2021

June 30, 2021 (unaudited)
Baillie Gifford International All Cap Fund

ASSETS
Investments, at value (cost $281,288,069)	$527,260,178
Cash	6,254,909
Foreign cash, at value (cost $84,294)	88,182
Tax reclaims receivable	353,887
Dividends receivable	332,462
Prepaid assets	2,808
Total Assets	534,292,426
LIABILITIES
Advisory fee payable	474,147
Deferred India capital gains tax liability (Note A)	1,015,314
Shareholder servicing fee payable	149,721
Trustee fee payable	3,404
Commitment fee payable	895
Accrued expenses	107,711
Total Liabilities	1,751,192
NET ASSETS	$532,541,234
COMPOSITION OF NET ASSETS
Paid-in capital	$232,527,250
Total distributable earnings	300,013,984
$532,541,234
NET ASSET VALUE, PER SHARE
Class 2 ($125,940,837 / 5,819,887 shares outstanding), unlimited authorized, no par value	$21.64
Class 3 ($356,648,230 / 16,289,575 shares outstanding), unlimited authorized, no par value	$21.89
Class 5 ($49,952,167 / 2,231,189 shares outstanding), unlimited authorized, no par value	$22.39

The accompanying notes are an integral part of the financial statements.
09

Statement of Operations

Semi-Annual Report June 30, 2021

For the Six Months Ended June 30, 2021 (unaudited)
Baillie Gifford International All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $367,611)	$2,770,925
Total Investment Income	2,770,925
EXPENSES
Advisory fee (Note B)	984,737
Shareholder Servicing fees — Class 2 shares (Note B)	139,944
Shareholder Servicing fees — Class 3 shares (Note B)	170,486
Shareholder Servicing fees — Class 5 shares (Note B)	5,709
Transfer agency	26,150
Fund accounting	94,208
Custody	44,492
Legal	31,576
Professional fees	18,146
Trustees' fees	6,377
Commitment fees	1,612
Miscellaneous	10,521
Total Expenses	1,533,958
Net Investment Income	1,236,967
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $142,028)	55,864,845
Foreign currency transactions	(73,422)
55,791,423
Net change in unrealized depreciation on:
Investments (net of deferred India capital gains tax expense of $40,971) (Note A)	(19,222,666)
Translation of net assets and liabilities denominated in foreign currencies	(16,696)
(19,239,362)
Net realized and unrealized gain	36,552,061
NET INCREASE IN NET ASSETS FROM OPERATIONS	$37,789,028

The accompanying notes are an integral part of the financial statements.
10

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2021

Baillie Gifford International All Cap Fund

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,236,967	$1,983,118
Net realized gain	55,791,423	25,971,756
Net change in unrealized appreciation (depreciation)	(19,239,362)	123,300,902
Net increase in net assets from operations	37,789,028	151,255,776
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(7,087,594)
Class 3	—	(12,911,540)
Class 5	—	(2,339,465)
Total Distributions to Shareholders	—	(22,338,599)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	10,000,967	7,000,000
Class 3	3,001,749	103,690,220 *
Class 5	318	—
Dividends reinvested:
Class 2	—	7,087,595
Class 3	—	12,911,540
Class 5	—	2,339,464
Cost of shares redeemed:
Class 2	(79,047,447)	(134,690,220)*
Class 3	—	(15,000,000)
Class 5	(13,700,000)	—
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(79,744,413)	(16,661,401)
Total Increase (Decrease) in Net Assets	(41,955,385)	112,255,776
NET ASSETS
Beginning of period	574,496,619	462,240,843
End of period	$532,541,234	$574,496,619

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.
11

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International All Cap Fund
Selected data for a Class 2 share outstanding throughout each period

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$20.27		$15.82	$12.26		$14.85	$11.44	$11.53
From Investment Operations
Net investment income(a)	0.03		0.06	0.27		0.15	0.14	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	1.34		5.20	3.73		(2.61)	3.46	(0.11)
Net increase (decrease) in net asset value from investment operations	1.37		5.26	4.00		(2.46)	3.60	0.06
Dividends and Distributions to Shareholders
From net investment income	—		(0.18)	(0.44)		(0.13)	(0.19)	(0.15)
From net realized gain on investments	—		(0.63)	—		—	—	—
Total Dividends and Distributions	—		(0.81)	(0.44)		(0.13)	(0.19)	(0.15)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—		—	0.00 (b)	0.00 (b)
Net asset value, end of period	$21.64		$20.27	$15.82		$12.26	$14.85	$11.44
Total Return
Total return based on net asset value(c)	6.75	%(d)	33.31%	32.65%		(16.63)%	31.45%	0.54%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$125,941		$183,037	$258,860		$242,317	$324,764	$219,300
Ratio of net expenses to average net assets	0.60	%*	0.62%	0.65%		0.64%	0.65%	0.65%
Ratio of net investment income to average net assets	0.33	%*	0.34%	1.92	%(e)	1.02%	1.03%	1.48%
Portfolio turnover rate(f)	8%		12%	13%		15%	12%	14%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.
12

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International All Cap Fund
Selected data for a Class 3 share outstanding throughout each period

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$20.50		$15.99	$12.39		$15.01	$11.56	$11.65
From Investment Operations
Net investment income(a)	0.05		0.07	0.30		0.16	0.15	0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.34		5.27	3.75		(2.64)	3.50	(0.12)
Net increase (decrease) in net asset value from investment operations	1.39		5.34	4.05		(2.48)	3.65	0.06
Dividends and Distributions to Shareholders
From net investment income	—		(0.20)	(0.45)		(0.14)	(0.20)	(0.15)
From net realized gain on investments	—		(0.63)	—		—	—	—
Total Dividends and Distributions	—		(0.83)	(0.45)		(0.14)	(0.20)	(0.15)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—		—	0.00 (b)	0.00 (b)
Net asset value, end of period	$21.89		$20.50	$15.99		$12.39	$15.01	$11.56
Total Return
Total return based on net asset value(c)	6.79	%(d)	33.40%	32.74%		(16.57)%	31.54%	0.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$356,648		$331,138	$158,198		$119,176	$142,844	$108,594
Ratio of net expenses to average net assets	0.53	%*	0.55%	0.58%		0.57%	0.58%	0.58%
Ratio of net investment income to average net assets	0.48	%*	0.44%	2.04	%(e)	1.09%	1.13%	1.55%
Portfolio turnover rate(f)	8%		12%	13%		15%	12%	14%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.
13

Financial Highlights

Semi-Annual Report June 30, 2021

Baillie Gifford International All Cap Fund
Selected data for a Class 5 share outstanding throughout each period

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Period July 10, 2019(b) through December 31, 2019		For the Period January 1, 2019 through April 10, 2019(b)		For the Period January 10, 2018(a) through December 31, 2018
Net asset value, beginning of period	$20.96		$16.33	$15.14		$12.64		$15.72
From Investment Operations
Net investment income(c)	0.06		0.09	0.20		0.06		0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.37		5.38	1.46		1.97		(3.11)
Net increase (decrease) in net asset value from investment operations	1.43		5.47	1.66		2.03		(2.93)
Dividends and Distributions to Shareholders
From net investment income	—		(0.21)	(0.47)		—		(0.15)
From net realized gain on investments	—		(0.63)	—		—		—
Total Dividends and Distributions	—		(0.84)	(0.47)		—		(0.15)
Net asset value, end of period	$22.39		$20.96	$16.33		$14.67		$12.64
Total Return
Total return based on net asset value(d)	6.83	%(e)	33.51%	10.95%		16.02%		(18.61)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$49,952		$60,321	$45,183		$39,464		$34,016
Ratio of net expenses to average net assets	0.45	%*	0.47%	0.50	%*	0.49	%*	0.49%*
Ratio of net investment income to average net assets	0.53	%*	0.51%	2.66	%(f)	1.59	%*	1.21%*
Portfolio turnover rate(g)	8%		12%	13%		13%		15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Recommencement of investment operations. Class had no shareholders from April 11, 2019 to July 10, 2019. All shares of this class were redeemed on April 10, 2019 at $14.67. New shares were issued at $15.14 on July 10, 2019.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  The total return disclosed include adjustments made for financial reporting purposes in conformity with U.S. generally accepted accounting principles.

(f)  Large increase due to one-off taxable stock dividends that were treated as income.

(g)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.
14

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

Note A — Organization and Accounting Policies

The Fund is a series of Baillie Gifford Funds (the "Trust"). The investment objective of the Fund is to achieve capital appreciation. For information on the specific investment strategies of the Fund and a description of each share class, please refer to the Fund's Prospectus for Private Placement ("Prospectus"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on June 21, 2000, under the laws of Massachusetts. The Trust operates pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

The Fund's Class 2, Class 3 and Class 5 share classes had shares outstanding as of June 30, 2021.

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments

Investments are recorded at fair value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation, at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the Board of Trustees of the Trust (the "Board"). The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Fund utilizes a third party pricing service for all equity securities, except those traded on Canadian, Latin American, or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three- tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

15

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at June 30, 2021 is disclosed at the end of the Fund's Portfolio of Investments.

For the period ended June 30, 2021, there were no Level 3 investments for which significant unobservable inputs were used to determine the fair value.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of the Fund's total income stated separately on the Statement of Operations, and is recorded at the fair market value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal and Other Taxes

The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of

16

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2021, the Fund recorded a deferred liability for potential future India capital gains taxes of $1,015,314.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-
likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more- likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. The previous three tax year ends remain subject to examination.

At December 31, 2020 for federal income tax purposes, the Fund had no capital loss carryforwards.

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October capital/late year ordinary losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

At December 31, 2020, the Fund had no post October capital/late year ordinary losses.

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

The Fund's cost of investments and gross unrealized appreciation (depreciation) at June 30, 2021 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation
Baillie Gifford International All Cap Fund	$281,575,002	$251,870,708	$(6,185,532)	$245,685,176

17

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the

Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee in arrears.

The advisory fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford International All Cap Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Fund pays the Manager a fee at the annualized rate of the Fund's average daily net assets attributed to each class of shares as follows:

Baillie Gifford International All Cap Fund
Class 2	0.17%
Class 3	0.10%
Class 5	0.02%

The Bank of New York Mellon serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 2021 were as follows:

Fund	Purchases	Sales
Baillie Gifford International All Cap Fund	$41,688,843	$121,275,609

18

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford International All Cap Fund
	Class 2 Shares For the Period Ended June 30, 2021		Class 3 Shares For the Period Ended June 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	496,825	$10,000,967	138,233	$3,001,749
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(3,706,446)	(79,047,447)	—	—
Net increase (decrease)	(3,209,621)	$(69,046,480)	138,233	$3,001,749
	Class 5 Shares For the Period Ended June 30, 2021
	Shares	Amount
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	—	318 *
Shares redeemed	(647,233)	(13,700,000)
Net increase	(647,233)	$(13,699,682)

*  Amount represents an adjustment to value of prior year reinvestment of dividends and distributions.

	Class 2 Shares For the Year Ended December 31, 2020			Class 3 Shares For the Year Ended December 31, 2020
	Shares	Amount		Shares	Amount
Shares sold	440,817	$7,000,000		6,425,102	$103,690,220	(a)
Shares issued in reinvestment of dividends and distributions	350,101	7,087,594		630,594	12,911,540
Shares redeemed	(8,124,339)	(134,690,220	)(b)	(795,798)	(15,000,000)
Net increase (decrease)	(7,333,421)	$(120,602,626)		6,259,898	$101,601,760

(a)  6,425,102 shares and $103,690,220 converted into Class 3 from Class 2.

(b)  6,495,741 shares and $103,690,220 converted from Class 2 into Class 3.

	Class 5 Shares For the Year Ended December 31, 2020
	Shares	Amount
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	111,783	2,339,465
Shares redeemed	—	—
Net increase	111,783	$2,339,465

19

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, the following shareholders beneficially owned 25% or more of the Fund's voting securities:

Fund	Investor	Percentage
Baillie Gifford International All Cap Fund	The Municipal Fire & Police Retirement System of Iowa	38.91%
Baillie Gifford International All Cap Fund	Methodist Le Bonheur Healthcare	28.06%

Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 20, 2021 and expiring April 19, 2022, which allows certain series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month U.S. LIBOR Rate.

Effective April 20, 2021, language was added to the credit agreement to set out alternative rates chargeable on borrowings if certain conditions are met including if

LIBOR ceases to be published. In these circumstances the rate chargeable would be calculated based on an alternative such as the Secured Overnight Financing Rate (SOFR).

The Fund pays a share of a commitment fee on the portion of the facility which is undrawn. Effective April 20, 2021, the commitment fee increased from 0.20% to 0.25% on undrawn amounts.

The rate payable at June 30, 2021 was 1.35% on any amounts drawn down. The were no borrowings made against the credit facility during the period.

Note H — Principal Risks (unaudited)

The below is a selection of the Fund's principal risks. Additional risks of investing in the Fund are included in the Fund's Prospectus.

Cash

Cash held by the Fund may be in excess of Federal Deposit Insurance Corporation (FDIC) limitations. The Manager does not expect any losses as a result of cash being in excess of FDIC limits.

Investment Style Risk

The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark indices. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a

20

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Long-Term Investment Strategy Risk

The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

Emerging Markets Risk

To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

Geographic Focus Risk

The Fund expects to focus investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Market Disruption and Geopolitical Risk

Communicable diseases, including those that result in pandemics or epidemics, may pose significant threats to human health, and such diseases, along with any efforts to contain their spread, may be highly disruptive to both global and local economies and markets, with significant negative impact on individual issuers, sectors, industries, and asset classes. Significant public health crises, including those triggered by the transmission of a communicable disease and efforts to contain it may result in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019.

For further information on the risks of investing in the Fund, please refer to the Prospectus.

Note I — Legal Notice (unaudited)

MSCI

The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI

21

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2021

information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information.

Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between June 30, 2021 and the issuance of the Financial Statements.

22

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2021

Management of the Trust

Indepedent Trustees

Howard W. Chin, Chair of the Nominating and Governance Committee

Pamela M. J. Cox

Robert E. Rigsby, Chair of the Audit Oversight Committee

Donald P. Sullivan Jr.

Interested Trustee

David Salter, Chair of the Board and President

Officers (other than officers who are also Trustees)

Andrew Telfer, Vice President

Michael Stirling-Aird, Vice President

Julie Paul, Vice President

Tim Campbell, Vice President

Lindsay Cockburn, Treasurer

Gareth Griffiths, Secretary and Chief Legal Officer

Graham Laybourn, Vice President

Suzanne Quinn, Chief Compliance Officer and AML Compliance Officer

Evan Delaney, Chief Risk Officer*

Lesley-Anne Archibald, Vice President

Kelly Cameron, Vice President

*  The Board has accepted the resignation of Evan Delaney as Chief Risk Officer of the Trust and approved the appointment of Neil Riddell to that position effective July 1, 2021. Neil Riddell (year of birth 1988) is Head of Group Risk at Baillie Gifford & Co.

Additional information regarding the Trustees is in the Fund's Statement of Additional Information and is available upon request, without charge, by calling the Manager at 011-44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Manager at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Manager at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at http://www.sec.gov. The Fund's holdings can also be found at Baillie Gifford Funds' website: http://USmutualfund.bailliegifford.com.

23

BOARD CONSIDERATIONS REGARDING
2021 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2021

On June 18, 2021, the Board of Trustees (the "Board") of Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of Baillie Gifford International All Cap Fund (the "Fund"), and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of mutual fund data ("Broadridge"), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement.

The Board concluded that it was in the best interests of the Fund to renew the Advisory Agreement. In reaching this conclusion for the Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services provided by the Manager to the Fund. The Board noted that: (1) pursuant to the Fund's Advisory Agreement, the Manager provides portfolio management services to the Fund and receives an advisory fee; and (2) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares of the Fund, the Manager receives a "shareholder service fee," the amount of which varies among the share classes. The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Fund, reviewed information regarding the Fund's performance, advisory fee and shareholder service fee, and expense ratio for Class 2 shares of the Fund compared to similar funds, and considered the experience of the Manager in providing services to the Fund. In assessing the Fund's performance, the Board considered that performance is closely evaluated at the quarterly meetings of the Board's Performance Committee, that the Manager employs a long-term investment approach and that the Fund's returns over longer-term periods were generally good. In evaluating the advisory fee paid by the Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the shareholder service fee. The Board also considered that the advisory fee schedule for the Fund includes breakpoints. The Board considered other benefits derived by the Manager and its affiliates from the relationship to the Fund, including the Manager's receipt of the shareholder service fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Fund, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Fund and the nature of the Manager's resources expended in providing solely advisory services as well as additional services to the Fund. The Board considered the Manager's estimated profitability with respect to the Fund and concluded that it was not unreasonable.

The Board reviewed total return information for the one-year, three-year, five-year and since inception (September 24, 2012) periods ended March 31, 2021 for the Fund compared to a benchmark index (MSCI AC World (ex U.S.) Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2012 through 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the shareholder service fee) and net expense ratio for the Fund's Class 2 and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the shareholder service fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that

24

BOARD CONSIDERATIONS REGARDING
2021 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2021

the Fund's contractual advisory fee (plus the shareholder service fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund were reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the Fund.

25

Copyright © Baillie Gifford & Co 2015.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report or Form N-CSR.

Baillie Gifford Developed EAFE All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – A Shares	ATCO A	SE0011166610	10,706 6,809	01/07/2021 02/26/2021	294,415 287,606	Sudan Accountability and Divestment Act of 2007

Baillie Gifford EAFE Plus All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – A Shares	ATCO A	SE0011166610	14,275 9,312 3,605	01/25/2021 02/01/2021 02/23/2021	168,894 159,582 155,977	Sudan Accountability and Divestment Act of 2007
Atlas Copco AB – B Shares	ATCO B	SE0011166628	12,445 8,078 9,276	03/04/2021 05/10/2021 06/01/2021	147,622 139,544 130,268

Baillie Gifford Global Alpha Equities Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – B Shares	ATCO B	SE0011166628	17,345 3,613 24,790 17,831	02/04/2021 04/26/2021 06/21/2021 06/24/2021	284,692 281,079 266,493 248,662	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – A Shares	ATCO A	SE0011166610	3,232	02/23/2021	861	Sudan Accountability and Divestment Act of 2007
Atlas Copco AB – B Shares	ATCO B	SE0011166628	6,794 14,721 9,408	04/27/2021 04/29/2021 04/30/2021	214,618 199,897 190,489

Baillie Gifford International Alpha Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – B Shares	ATCO B	SE0011166628	43,832 35,967	03/29/2021 04/16/2021	1,495,765 1,459,798	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International Concentrated Growth Equities Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – B Shares	ATCO B	SE0011166628	586 1,096 1,838 756 943	01/04/2021 05/10/2021 05/11/2021 05/14/2021 05/28/2021	11,009 27,482 25,644 24,888 24,726	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International Growth Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – A Shares	ATCO A	SE0011166610	62,876 39,740	01/11/2021 01/29/2021	1,554,165 1,514,425	Sudan Accountability and Divestment Act of 2007

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)**

Date August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)**

Date August 27, 2021

By (Signature and Title)*	/s/Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date August 27, 2021

* Print the name and title of each signing officer under his or her signature.

**By:

Michael Stirling-Aird***

Date: August        , 2021

***	Attorney-in-Fact pursuant to a Power of Attorney executed on March 12, 2020 and filed as an exhibit to Post-Effective Amendment No. 49 to the registration statement of the Trust on Form N-1A filed on April 27, 2020.